UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (99.46%)

Consumer Discretionary (15.76%)
Advance Auto Parts Inc.	22,500	$1,320,300
AutoZone Inc. (a)	5,600	1,281,896
Big Lots Inc. (a)	33,800	1,123,850
Coach Inc.	32,200	1,383,312
Comcast Corp. Class A	135,700	2,453,456
DIRECTV Class A (a)	59,000	2,456,170
Dollar Tree Inc. (a)	33,750	1,645,650
Expedia Inc.	65,700	1,853,397
Family Dollar Stores Inc.	33,200	1,466,112
GAP Inc., The	194,400	3,623,616
Hasbro Inc.	26,800	1,192,868
ITT Educational Services Inc. (a)	9,800	688,646
McDonald’s Corp.	29,800	2,220,398
Netflix Inc. (a)	11,200	1,816,192
NIKE Inc. Class B	16,300	1,306,282
Ross Stores Inc.	32,600	1,780,612
Starbucks Corp.	70,900	1,813,622
TJX Companies Inc.	87,100	3,887,273
TRW Automotive Holdings Corp. (a)	33,200	1,379,792
Viacom Inc. Class B	35,400	1,281,126
Walt Disney Co., The	67,200	2,224,992

		38,199,562

Consumer Staples (7.89%)
Brown-Forman Corp. Class B	21,000	1,294,440
Colgate-Palmolive Co.	15,400	1,183,644
CVS Caremark Corp.	113,000	3,556,110
Dr. Pepper Snapple Group Inc.	34,000	1,207,680
Estee Lauder Companies Inc. Class A, The	48,700	3,079,301
General Mills Inc.	32,000	1,169,280
Green Mountain Coffee Roasters Inc. (a)	49,500	1,543,905
Philip Morris International Inc.	46,800	2,621,736
Procter & Gamble Co., The	18,000	1,079,460
Sysco Corp.	38,500	1,098,020
Wal-Mart Stores Inc.	24,000	1,284,480

		19,118,056

Energy (9.15%)
Anadarko Petroleum Corp.	44,900	2,561,545
Apache Corp.	23,900	2,336,464
Chevron Corp.	59,700	4,838,685
EQT Corp.	71,600	2,581,896
Exxon Mobil Corp.	57,700	3,565,283
National-Oilwell Varco Inc.	30,400	1,351,888
Occidental Petroleum Corp.	30,100	2,356,830
Southwestern Energy Co. (a)	40,700	1,361,008
Transocean Ltd. (a)	19,000	1,221,510

		22,175,109

Financials (12.30%)
ACE Ltd.	40,900	2,382,425
Affiliated Managers Group Inc. (a)	16,500	1,287,165
Aflac Inc.	71,100	3,676,581
Ameriprise Financial Inc.	55,000	2,603,150

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Bank of America Corp.	182,100	$2,387,331
Franklin Resources Inc.	35,700	3,816,330
JPMorgan Chase & Co.	90,300	3,437,721
MetLife Inc.	62,200	2,391,590
Travelers Companies Inc., The	68,000	3,542,800
Wells Fargo & Co.	170,500	4,284,665

		29,809,758

Health Care (13.58%)
Allergan Inc.	20,100	1,337,253
AmerisourceBergen Corp.	42,000	1,287,720
Baxter International Inc.	15,300	729,963
Bristol-Myers Squibb Co.	134,564	3,648,030
Covidien PLC	60,000	2,411,400
CR Bard Inc.	14,900	1,213,307
Express Scripts Inc. (a)	35,600	1,733,720
Gilead Sciences Inc. (a)	34,200	1,217,862
Intuitive Surgical Inc. (a)	6,600	1,872,684
Johnson & Johnson	81,200	5,031,152
Life Technologies Corp. (a)	22,800	1,064,532
Medtronic Inc.	29,900	1,004,042
Merck & Co. Inc.	46,400	1,707,984
Mylan Inc. (a)	62,400	1,173,744
Pfizer Inc.	210,800	3,619,436
Quest Diagnostics Inc.	23,000	1,160,810
Teva Pharmaceutical Industries Ltd. Sponsored ADR	26,200	1,382,050
Varian Medical Systems Inc. (a)	21,500	1,300,750

		32,896,439

Industrials (10.87%)
3M Co.	11,700	1,014,508
Boeing Co., The	36,800	2,448,672
Caterpillar Inc.	17,500	1,376,900
Cummins Inc.	24,000	2,173,920
Deere & Co.	17,300	1,207,194
General Electric Co.	76,800	1,248,000
Honeywell International Inc.	55,000	2,416,700
ITT Corp.	27,200	1,273,776
Lockheed Martin Corp.	25,600	1,824,768
Northrop Grumman Corp.	19,000	1,151,970
Raytheon Co.	49,600	2,267,216
Thomas & Betts Corp. (a)	29,400	1,205,988
Union Pacific Corp.	65,200	5,333,360
WW Grainger Inc.	11,700	1,393,587

		26,336,559

Information Technology (21.31%)
Akamai Technologies Inc. (a)	45,900	2,303,262
Amphenol Corp. Class A	24,400	1,195,112
Apple Inc. (a)	13,400	3,802,250
Arrow Electronics Inc. (a)	48,400	1,293,732
Cisco Systems Inc. (a)	162,600	3,560,940
Cognizant Technology Solutions Corp. Class A (a)	33,100	2,133,957
Corning Inc.	70,900	1,296,052

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
eBay Inc. (a)	56,000	$1,366,400
EMC Corp. (a)	116,600	2,368,146
F5 Networks Inc. (a)	24,500	2,543,345
First Solar Inc. (a)	10,000	1,473,500
Google Inc. Class A (a)	3,500	1,840,265
Hewlett-Packard Co.	27,200	1,144,304
Intel Corp.	129,800	2,496,054
International Business Machines Corp.	36,200	4,855,868
MasterCard Inc. Class A	5,700	1,276,800
Microsoft Corp.	141,200	3,457,988
Motorola Inc. (a)	148,700	1,268,411
NetApp Inc. (a)	24,100	1,199,939
Oracle Corp.	99,200	2,663,520
Red Hat Inc. (a)	29,900	1,225,900
SanDisk Corp. (a)	41,000	1,502,650
Visa Inc. Class A	15,000	1,113,900
VMware Inc. Class A (a)	21,000	1,783,740
Xerox Corp.	121,900	1,261,665
Xilinx Inc.	45,500	1,210,755

		51,638,455

Materials (3.86%)
Ashland Inc.	23,000	1,121,710
E.I. du Pont de Nemours & Co.	57,500	2,565,650
Lubrizol Corp., The	19,500	2,066,415
Newmont Mining Corp.	19,300	1,212,233
Nucor Corp.	29,300	1,119,260
Sherwin-Williams Co., The	17,000	1,277,380

		9,362,648

Telecommunication Services (1.80%)
AT&T Inc.	105,500	3,017,300
MetroPCS Communications Inc. (a)	129,200	1,351,432

		4,368,732

Utilities (2.94%)
American Electric Power Company Inc.	64,900	2,351,327
Dominion Resources Inc.	55,400	2,418,764
Sempra Energy	43,600	2,345,680

		7,115,771

Total Common Stocks
(cost $213,009,953)		241,021,089

	Shares	Value
Short-term Investments (0.91%)
JPMorgan U.S. Government Money Market Fund	2,199,696	$2,199,696

Total Short-term Investments (cost $2,199,696)		2,199,696

TOTAL INVESTMENTS (100.37%) (cost $215,209,649)		243,220,785

LIABILITIES, NET OF OTHER ASSETS (-0.37%)		(899,386)

NET ASSETS (100.00%)		$242,321,399

(a)	Non-income producing security.

ADR – American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.69%)

Consumer Discretionary (14.10%)
Bally Technologies Inc. (a)	9,890	$345,656
Big Lots Inc. (a)	17,420	579,215
Chipotle Mexican Grill Inc. (a)	3,940	677,680
Cinemark Holdings Inc.	68,800	1,107,680
Darden Restaurants Inc.	12,420	531,328
DeVry Inc.	11,400	560,994
Discovery Communications Inc. Class A (a)	25,800	1,123,590
Fossil Inc. (a)	7,600	408,804
Gannett Co. Inc.	41,050	502,042
Guess? Inc.	8,920	362,420
Jarden Corp.	23,590	734,357
Jo-Ann Stores Inc. (a)	32,400	1,443,420
Kohl’s Corp. (a)	10,970	577,900
Libbey Inc. (a)	56,800	748,056
LKQ Corp. (a)	15,182	315,786
MarineMax Inc. (a)	66,500	468,160
Marriott International Inc. Class A	31,000	1,110,730
Nordstrom Inc.	16,780	624,216
Pier 1 Imports Inc. (a)	87,800	719,082
Priceline.com Inc. (a)	1,310	456,325
Saga Communications Inc. Class A (a)	42,025	853,108
Sally Beauty Holdings Inc. (a)	64,700	724,640
Scripps Networks Interactive Class A	16,200	770,796
Select Comfort Corp. (a)	165,800	1,124,124
Sinclair Broadcast Group Inc. Class A (a)	108,100	758,862
Tiffany & Co.	11,690	549,313
Tractor Supply Co.	12,040	477,506
Urban Outfitters Inc. (a)	12,775	401,646
Valassis Communications Inc. (a)	20,900	708,301
Warnaco Group Inc., The (a)	9,720	496,984
Whirlpool Corp.	8,190	663,062

		20,925,783

Consumer Staples (2.05%)
Avon Products Inc.	11,550	370,870
Church & Dwight Co. Inc.	10,265	666,609
Craft Brewers Alliance Inc. (a)	68,500	519,915
J.M. Smucker Co., The	12,840	777,205
Schiff Nutrition International Inc.	85,800	703,560

		3,038,159

Energy (5.99%)
Concho Resources Inc. (a)	14,695	972,368
Dresser-Rand Group Inc. (a)	25,040	923,726
Halliburton Co.	14,770	488,444
Knightsbridge Tankers Ltd.	37,500	708,750
Newpark Resources Inc. (a)	87,600	735,840
Oceaneering International Inc. (a)	17,650	950,629
Petrohawk Energy Corp. (a)	34,850	562,479
Petroleum Development Corp. (a)	27,000	745,200
Rosetta Resources Inc. (a)	27,192	638,740
Unit Corp. (a)	13,840	516,094

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Whiting Petroleum Corp. (a)	17,180	$1,640,862

		8,883,132

Financials (22.44%)
Affiliated Managers Group Inc. (a)	14,330	1,117,883
Alliance Financial Corp.	22,300	674,129
Ameriprise Financial Inc.	30,230	1,430,786
AmTrust Financial Services Inc.	46,100	669,372
Banner Corp.	227,600	491,616
Beneficial Mutual Bancorp Inc. (a)	85,200	764,244
BioMed Realty Trust Inc.	44,000	788,480
Cardinal Financial Corp.	67,700	650,597
City Holding Co.	24,400	748,348
Comerica Inc.	21,180	786,837
Commerce Bancshares Inc.	10,846	407,701
Danvers Bancorp Inc.	52,000	797,160
Digital Realty Trust Inc.	20,245	1,249,116
Discover Financial Services	33,840	564,451
Employers Holdings Inc.	59,300	935,161
ESSA Bancorp Inc.	54,000	639,360
EZCORP Inc. Class A (a)	38,000	761,520
First Niagara Financial Group Inc.	48,150	560,948
Franklin Resources Inc.	10,860	1,160,934
Harleysville Group Inc.	21,004	688,721
Horace Mann Educators Corp.	47,500	844,550
Infinity Property & Casualty Corp.	13,600	663,272
IntercontinentalExchange Inc. (a)	4,670	489,042
Jones Lang LaSalle Inc.	6,710	578,872
Meadowbrook Insurance Group Inc.	74,700	670,059
MPG Office Trust Inc. (a)	235,100	587,750
MSCI Inc. Class A (a)	12,560	417,118
Nelnet Inc. Class A	45,400	1,038,752
One Liberty Properties Inc.	84,449	1,343,584
PNC Financial Services Group Inc.	14,340	744,389
Raymond James Financial Inc.	21,110	534,716
Retail Opportunity Investments Corp.	76,300	730,191
Safety Insurance Group Inc.	24,900	1,046,298
SEI Investments Co.	14,120	287,201
Signature Bank (a)	16,260	631,538
Southside Bancshares Inc.	35,595	672,390
Southwest Bancorp Inc.	48,600	630,342
T Rowe Price Group Inc.	19,320	967,256
United Financial Bancorp Inc.	47,800	645,778
United Fire & Casualty Co.	34,000	721,140
Unitrin Inc.	29,600	721,944
Weingarten Realty Investors	31,458	686,414
Winthrop Realty Trust	59,800	739,128
World Acceptance Corp. (a)	23,400	1,033,344

		33,312,432

Health Care (8.83%)
Alere Inc. (a)	11,790	364,665
Alexion Pharmaceuticals Inc. (a)	5,495	353,658

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Allscripts Healthcare Solutions Inc. (a)	36,780	$679,327
AmerisourceBergen Corp.	18,800	576,408
Celgene Corp. (a)	13,190	759,876
Emergency Medical Services Corp. Class A (a)	11,910	634,208
Gentiva Health Services Inc. (a)	4,900	107,065
Healthspring Inc. (a)	83,391	2,154,823
Hill-Rom Holdings Inc.	6,340	227,543
Invacare Corp.	25,700	681,307
Life Technologies Corp. (a)	8,390	391,729
Medicines Co., The (a)	48,400	687,280
Medicis Pharmaceutical Corp. Class A	37,700	1,117,805
MEDNAX Inc. (a)	9,050	482,365
Mylan Inc. (a)	20,000	376,200
Par Pharmaceutical Companies Inc. (a)	34,500	1,003,260
Perrigo Co.	8,980	576,696
ResMed Inc. (a)	14,260	467,871
Shire PLC ADR	7,360	495,181
SXC Health Solutions Corp. (a)	12,880	469,734
United Therapeutics Corp. (a)	8,950	501,290

		13,108,291

Industrials (15.96%)
Alaska Air Group Inc. (a)	14,500	739,935
AMERCO (a)	9,800	778,904
AMETEK Inc.	7,730	369,262
BE Aerospace Inc. (a)	28,060	850,499
Briggs & Stratton Corp.	31,300	595,013
Bucyrus International Inc.	15,470	1,072,844
Ceradyne Inc. (a)	33,900	791,565
Chicago Bridge & Iron Co. N.V. NY Reg. Shares (a)	47,370	1,158,196
Commercial Vehicle Group Inc. (a)	61,200	623,016
CSX Corp.	16,660	921,631
Cummins Inc.	14,850	1,345,113
Dover Corp.	14,760	770,620
Expeditors International of Washington Inc.	18,695	864,270
Great Lakes Dredge & Dock Co.	105,400	612,374
International Shipholding Corp.	19,544	551,923
J.B. Hunt Transport Services Inc.	16,730	580,531
Kansas City Southern (a)	23,760	888,862
Kennametal Inc.	41,420	1,281,121
M & F Worldwide Corp. (a)	33,700	820,595
Manpower Inc.	4,470	233,334
MSC Industrial Direct Company Inc. Class A	21,090	1,139,704
Mueller Industries Inc.	26,600	704,634
Nordson Corp.	12,130	893,860
Polypore International Inc. (a)	24,300	732,888
Precision Castparts Corp.	6,415	816,950
Quanex Building Products Corp.	41,100	709,797
Republic Airways Holdings Inc. (a)	102,000	844,560
UniFirst Corp.	15,600	688,740
US Airways Group Inc. (a)	80,500	744,625

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Woodward Governor Co.	17,500	$567,350

		23,692,716

Information Technology (14.31%)
Alliance Data Systems Corp. (a)	24,390	1,591,691
Amphenol Corp. Class A	10,235	501,310
ANSYS Inc. (a)	11,895	502,564
Atheros Communications (a)	12,630	332,800
Autodesk Inc. (a)	17,440	557,557
Broadcom Corp. Class A	12,690	449,099
Check Point Software Technologies Ltd. (a)	26,630	983,446
Citrix Systems Inc. (a)	10,130	691,271
Cognizant Technology Solutions Corp. Class A (a)	9,285	598,604
F5 Networks Inc. (a)	4,755	493,617
GSI Technology Inc. (a)	50,681	290,402
Insight Enterprises Inc. (a)	45,600	713,184
Integrated Silicon Solution Inc. (a)	121,100	1,042,671
JDS Uniphase Corp. (a)	59,090	732,125
Juniper Networks Inc. (a)	18,140	550,549
Lattice Semiconductor Corp. (a)	139,700	663,575
Marvell Technology Group Ltd. (a)	37,385	654,611
Mercury Computer Systems Inc. (a)	57,400	690,522
MICROS Systems Inc. (a)	17,620	745,855
NetApp Inc. (a)	10,035	499,643
Nuance Communications Inc. (a)	19,910	311,392
OSI Systems Inc. (a)	21,700	788,144
Photronics Inc. (a)	150,200	794,558
Power-One Inc. (a)	96,300	875,367
Red Hat Inc. (a)	7,520	308,320
Richardson Electronics Ltd.	106,300	1,116,150
Teradata Corp. (a)	19,220	741,123
Teradyne Inc. (a)	28,310	315,373
TIBCO Software Inc. (a)	34,580	613,449
Trimble Navigation Ltd. (a)	14,290	500,722
Unisys Corp. (a)	41,600	1,160,640
UTStarcom Inc. (a)	200,800	435,736

		21,246,070

Materials (6.52%)
Albemarle Corp.	19,130	895,475
Arch Chemicals Inc.	21,400	750,926
Greif Inc.	13,250	779,630
Kaiser Aluminum Corp.	19,700	842,963
P. H. Glatfelter Co.	50,100	609,216
PolyOne Corp. (a)	81,900	990,171
Quaker Chemical Corp.	20,000	651,200
Scotts Miracle-Gro Co. Class A, The	7,540	390,044
Stepan Co.	100	5,911
Temple-Inland Inc.	39,310	733,525
TPC Group Inc. (a)	27,200	647,904
Valspar Corp.	27,110	863,454
Walter Energy Inc.	8,440	686,088

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Yamana Gold Inc.	72,290	$824,106

		9,670,613

Telecommunication Services (3.68%)
American Tower Corp. Class A (a)	15,675	803,500
General Communication Inc. Class A (a)	79,200	789,624
IDT Corp. Class B (a)	44,300	788,097
SBA Communications Corp. Class A (a)	16,730	674,219
Vonage Holdings Corp. (a)	941,600	2,401,080

		5,456,520

Utilities (3.81%)
AES Corp., The (a)	108,010	1,225,908
Aqua America Inc.	16,050	327,420
Cleco Corp.	41,100	1,217,382
El Paso Electric Co. (a)	30,300	720,534
ITC Holdings Corp.	16,850	1,048,912
Nicor Inc.	8,500	389,470
NorthWestern Corp.	25,700	732,450

		5,662,076

Total Common Stocks (cost $122,416,959)		144,995,792

Registered Investment Companies (1.24%)
Financials (1.24%)
Arlington Asset Investment Corp. Class A	25,000	582,750
BlackRock Kelso Capital Corp.	68,700	790,050
Prospect Capital Corp.	43,200	419,472
Triangle Capital Corp.	2,900	46,342

		1,838,614

Total Registered Investment Companies (cost $1,700,961)		1,838,614

Short-term Investments (1.22%)

JPMorgan U.S. Government Money Market Fund	1,816,931	1,816,931

Total Short-term Investments (cost $1,816,931)		1,816,931

TOTAL INVESTMENTS (100.15%) (cost $125,934,851)		148,651,337
LIABILITIES, NET OF OTHER ASSETS (-0.15%)		(228,229)

NET ASSETS (100.00%)		$148,423,108

(a)	Non-income producing security.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (92.54%)

Argentina (0.52%)
MercadoLibre Inc. (a)	7,900	$570,222

Australia (0.90%)
BHP Billiton PLC	30,977	985,400

Austria (0.68%)
Erste Group Bank AG	18,590	744,319

Belgium (1.74%)
Anheuser-Busch InBev NV	32,548	1,914,612

Brazil (5.69%)
Anhanguera Educacional Participacoes SA	15,600	276,688
BR Malls Participacoes SA	75,400	630,116
Itau Unibanco Holding SA ADR	49,575	1,198,724
OGX Petroleo e Gas Participacoes SA (a)	161,300	2,102,048
PDG Realty SA Empreendimentos e Participacoes	102,700	1,223,053
Redecard SA	17,988	279,069
Vale SA Sponsored ADR	17,700	553,479

		6,263,177

Canada (1.98%)
Cameco Corp.	19,200	532,416
Canadian National Railway Co.	17,264	1,105,241
Teck Resources Ltd. Class B	13,281	546,265

		2,183,922

China (4.19%)
Baidu Inc. Sponsored ADR (a)	5,259	539,679
China Life Insurance Co. Ltd. H	163,000	643,903
China Mobile Ltd.	72,000	737,274
China Pacific Insurance (Group) Company Ltd. H	24,200	90,608
China Petroleum and Chemical Corp. (Sinopec) H	356,000	315,676
Ctrip.com International Ltd. ADR (a)	9,400	448,850
PetroChina Company Ltd. H	473,000	550,493
Ping An Insurance (Group) Company of China Ltd.	72,500	741,460
Tencent Holdings Ltd.	25,200	550,520

		4,618,463

Denmark (3.46%)
A P Moller-Maersk A/S Class B	71	593,528
Novo Nordisk A/S Class B	27,798	2,758,545
Novozymes A/S B Shares	3,624	461,054

		3,813,127

France (11.28%)
Accor SA	33,812	1,234,634
AXA SA	50,577	884,272
BNP Paribas	28,559	2,031,138
Compagnie de Saint-Gobain	9,513	423,165

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
DANONE SA	12,666	$757,586
JC Decaux SA (a)	19,000	501,588
L’Oreal SA	6,400	719,622
Pernod Ricard SA	17,596	1,469,250
Publicis Groupe	17,222	817,970
Schneider Electric SA	17,885	2,267,745
Societe Generale	5,000	287,987
Total SA	8,125	418,744
Unibail-Rodamco SE	1,000	221,733
Veolia Environnement	14,769	388,986

		12,424,420

Germany (7.92%)
Adidas AG	11,734	726,396
Allianz SE Reg.	5,215	589,365
BASF SE	25,413	1,602,471
Daimler AG Registered Shares (a)	25,870	1,638,518
Infineon Technologies AG (a)	44,399	307,537
Linde AG	9,900	1,288,615
Metro AG	8,378	545,368
Siemens AG Reg.	12,596	1,329,589
ThyssenKrupp AG	21,211	691,668

		8,719,527

Hong Kong (3.79%)
Alibaba.com Ltd. (a)	132,000	275,268
Cheung Kong Holdings Ltd.	69,000	1,045,825
CNOOC Ltd.	283,000	548,576
Hang Lung Properties Ltd.	110,000	537,322
Li & Fung Ltd.	312,000	1,763,303

		4,170,294

India (1.38%)
ICICI Bank Ltd. Sponsored ADR	30,465	1,518,680

Indonesia (0.12%)
PT Astra International Tbk	21,500	136,588

Ireland (0.11%)
CRH PLC	7,421	121,602

Israel (1.50%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	31,286	1,650,336

Italy (0.56%)
Eni SpA	28,500	615,037

Japan (8.54%)
Canon Inc.	36,100	1,684,350
Daikin Industries Ltd.	13,900	522,832
FamilyMart Co. Ltd.	19,600	702,717
Fanuc Ltd.	11,200	1,426,162
Honda Motor Co. Ltd.	30,800	1,093,201
Japan Tobacco Inc.	238	792,288

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Komatsu Ltd.	35,400	$821,816
Marubeni Corp.	155,000	876,378
Mizuho Financial Group Inc.	472,000	689,794
Panasonic Corp.	40,800	552,765
Yahoo! Japan Corp.	713	246,322

		9,408,625

Luxembourg (0.70%)
Millicom International Cellular S.A.	8,000	767,600

Malaysia (1.54%)
Genting Berhad	284,800	915,198
Sime Darby Berhad	283,700	781,163

		1,696,361

Netherlands (0.97%)
Core Laboratories N.V.	2,620	230,665
Royal Dutch Shell PLC Class A	27,675	837,183

		1,067,848

Norway (1.15%)
Seadrill Ltd.	22,568	651,965
Statoil ASA	29,350	612,337

		1,264,302

Singapore (2.67%)
Capitaland Ltd.	221,500	683,819
DBS Group Holdings Ltd.	93,798	1,004,240
Keppel Corp. Ltd.	82,000	559,927
K-Green Trust (a)	15,300	12,681
United Overseas Bank Ltd.	48,981	682,330

		2,942,997

South Africa (1.61%)
AngloGold Ashanti Ltd. Sponsored ADR	8,200	379,168
MTN Group Ltd.	60,693	1,097,137
Naspers Ltd. N Shares	6,167	301,526

		1,777,831

Spain (4.27%)
Banco Bilbao Vizcaya Argentaria SA	120,819	1,631,418
Banco Santander SA (Madrid)	50,865	646,057
Industria de Diseno Textil SA	20,815	1,653,473
Telefonica SA	31,305	775,220

		4,706,168

Sweden (3.73%)
Assa Abloy AB Class B	16,178	408,029
Atlas Copco AB Class A	60,000	1,158,100
Investor AB B Shares	26,200	532,136
Sandvik AB	50,818	778,817

	Shares	Value
Common Stocks (Cont.)

Sweden (Cont.)
Telefonaktiebolaget LM Ericsson B Shares	62,912	$690,689
Volvo AB B Shares (a)	37,000	543,444

		4,111,215

Switzerland (8.36%)
ABB Ltd. Reg. (a)	39,745	837,652
Compagnie Financiere Richemont SA Class A	20,916	1,007,008
Credit Suisse Group AG Reg.	12,510	534,697
Holcim Ltd. Reg.	11,898	764,020
Nestle SA	38,931	2,074,022
Roche Holding AG	6,067	828,567
Swatch Group AG, The	3,568	1,342,380
Syngenta AG Reg.	3,010	748,020
UBS AG Reg. (a)	52,133	884,932
Zurich Financial Services AG	770	180,462

		9,201,760

Taiwan (0.57%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	61,416	622,758

United Kingdom (12.61%)
Anglo American PLC	17,540	695,866
AstraZeneca PLC	5,664	287,703
Autonomy Corp. PLC (a)	28,553	813,201
Barclays PLC	112,497	529,458
BG Group PLC	48,700	855,684
British American Tobacco PLC	35,464	1,322,843
Compass Group PLC	62,582	521,535
Diageo PLC	52,535	904,498
HSBC Holdings PLC	80,135	811,952
Imperial Tobacco Group PLC	27,128	808,413
Reckitt Benckiser Group PLC	14,992	824,518
Rolls-Royce Group PLC (a)	58,592	555,474
Standard Chartered PLC	63,452	1,820,097
Tesco PLC	120,466	802,377
Tullow Oil PLC	60,852	1,217,847
Xstrata PLC	58,405	1,117,495

		13,888,961

Total Common Stocks (cost $83,942,824)		101,906,152

Preferred Stocks (4.08%)

Brazil (4.08%)
Banco Bradesco SA Pfd.	70,246	1,408,241
Petroleo Brasileiro SA Pfd.	90,900	1,466,112
Suzano Papel e Celulose SA	78,875	748,194

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Preferred Stocks (Cont.)

Brazil (Cont.)
Vale SA Pfd. Class A	32,000	$875,650

		4,498,197

Total Preferred Stocks (cost $4,664,894)		4,498,197

	Principal amount	Value
Repurchase Agreement (2.98%)
State Street Bank & Trust Repurchase Agreement, (b) 0.010%, agreement date 09/30/2010, to be repurchased at $3,278,188 on 10/01/2010	$3,278,187	$3,278,187

Total Repurchase Agreement (cost $3,278,187)		3,278,187

TOTAL INVESTMENTS (99.60%) (cost $91,885,905)		109,682,536
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.40%)		439,707

NET ASSETS (100.00%)		$110,122,243

(a)	Non-income producing security.
(b)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $3,348,021 as of September 30, 2010.

ADR – American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$30,082,868	27.43
British Pound	14,874,361	13.56
United States Dollar	13,396,005	12.21
Japanese Yen	9,408,625	8.58
Swiss Franc	9,201,760	8.39
Brazilian Real	9,009,171	8.21
Hong Kong Dollar	7,800,228	7.11
Swedish Krona	4,111,215	3.75
Danish Krone	3,813,127	3.48
Singapore Dollar	2,942,997	2.68
Malaysian Ringgit	1,696,361	1.55
South African Rand	1,398,663	1.28
Norwegian Krone	1,264,302	1.15
Canadian Dollar	546,265	0.50
Indonesian Rupiah	136,588	0.12

Total Investments	$109,682,536	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$23,205,085	21.07
Consumer Discretionary	16,154,674	14.67
Industrials	15,001,743	13.62
Consumer Staples	13,638,114	12.38
Materials	11,578,967	10.51
Energy	10,954,783	9.95
Information Technology	6,579,615	5.98
Health Care	5,525,151	5.02
Telecommunication Services	3,377,231	3.07
Utilities	388,986	0.35

Total Stocks	106,404,349	96.62
Repurchase Agreement	3,278,187	2.98
Cash and Other Assets, Net of Liabilities	439,707	0.40

Net Assets	$110,122,243	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.94%)

Consumer Discretionary (13.68%)
1-800-FLOWERS.COM Inc. (a)	7,415	$14,013
99 Cents Only Stores (a)	11,978	226,145
AFC Enterprises Inc. (a)	6,541	81,108
AH Belo Corp. Class A (a)	4,520	31,956
Ambassadors Group Inc.	4,772	54,114
American Apparel Inc. (a)	8,200	10,086
American Axle & Manufacturing Holdings Inc. (a)	15,930	143,689
American Greetings Corp. Class A	10,100	187,759
American Public Education Inc. (a)	4,555	149,677
America’s Car-Mart Inc. (a)	2,600	65,468
Amerigon Inc. (a)	5,800	59,740
Ameristar Casinos Inc.	6,557	114,420
AnnTaylor Stores Corp. (a)	15,000	303,600
Arbitron Inc.	6,818	190,699
Arctic Cat Inc. (a)	3,069	31,457
Asbury Automotive Group Inc. (a)	6,752	95,001
Ascent Media Corp. Class A (a)	3,600	96,156
Audiovox Corp. (a)	4,204	28,755
Ballantyne Strong Inc. (a)	3,560	30,794
Barnes & Noble Inc.	9,637	156,216
Beazer Homes USA Inc. (a)	19,663	81,208
bebe stores inc.	8,800	63,448
Belo Corp. Class A (a)	22,900	141,980
Big 5 Sporting Goods Corp.	5,519	74,065
Biglari Holdings Inc. (a)	371	121,929
BJ’s Restaurants Inc. (a)	5,649	159,076
Blue Nile Inc. (a)	3,056	135,961
Bluegreen Corp. (a)	4,223	11,782
Blyth Inc.	1,536	63,345
Bob Evans Farms Inc.	7,845	220,209
Bon-Ton Stores Inc., The (a)	2,908	29,574
Books-A-Million Inc.	1,958	11,748
Borders Group Inc. (a)	12,500	14,875
Boyd Gaming Corp. (a)	13,553	98,259
Bridgepoint Education Inc. (a)	4,947	76,481
Brookfield Homes Corp. (a)	2,437	19,959
Brown Shoe Co. Inc.	10,605	121,639
Brunswick Corp.	22,600	343,972
Buckle Inc., The	6,549	173,810
Buffalo Wild Wings Inc. (a)	4,596	220,102
Build-A-Bear Workshop Inc. (a)	4,629	28,005
Cabela’s Inc. (a)	10,230	194,165
California Pizza Kitchen Inc. (a)	4,920	83,935
Callaway Golf Co.	16,414	114,898
Cambium Learning Group Inc. (a)	4,153	13,290
Capella Education Co. (a)	4,229	328,255
Caribou Coffee Company Inc. (a)	2,000	20,800
Carmike Cinemas Inc. (a)	3,000	26,160
Carrols Restaurant Group Inc. (a)	3,200	16,960
Carter’s Inc. (a)	14,989	394,660
Casual Male Retail Group Inc. (a)	10,474	42,734
Cato Corp. Class A	7,044	188,497
Cavco Industries Inc. (a)	1,642	58,964
CEC Entertainment Inc. (a)	5,406	185,588
Charming Shoppes Inc. (a)	29,581	104,125

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Cheesecake Factory Inc., The (a)	15,089	$399,406
Cherokee Inc.	1,861	33,945
Children’s Place Retail Stores Inc., The (a)	6,956	339,244
Christopher & Banks Corp.	9,242	73,104
Churchill Downs Inc.	2,845	101,623
Cinemark Holdings Inc.	14,200	228,620
Citi Trends Inc. (a)	3,800	91,998
CKX Inc. (a)	14,800	72,520
Coinstar Inc. (a)	8,019	344,737
Coldwater Creek Inc. (a)	14,600	76,942
Collective Brands Inc. (a)	16,130	260,338
Columbia Sportswear Co.	2,948	172,281
Conn’s Inc. (a)	2,686	12,490
Cooper Tire & Rubber Co.	15,650	307,210
Core-Mark Holding Co. Inc. (a)	2,428	75,171
Corinthian Colleges Inc. (a)	22,116	155,254
CPI Corp.	1,400	36,232
Cracker Barrel Old Country Store Inc.	5,982	303,646
Crocs Inc. (a)	21,500	279,715
Crown Media Holdings Inc. (a)	2,762	6,601
CSS Industries Inc.	2,018	34,891
Culp Inc. (a)	2,229	21,844
Cumulus Media Inc. Class A (a)	5,389	15,143
Dana Holding Corp. (a)	35,184	433,467
Deckers Outdoor Corp. (a)	9,759	487,560
Delta Apparel Inc. (a)	1,518	22,770
Denny’s Corp. (a)	25,053	77,915
Destination Maternity Corp. (a)	1,100	36,212
Dex One Corp. (a)	12,518	153,721
Dillard’s Inc. Class A	11,472	271,198
DineEquity Inc. (a)	4,475	201,286
Domino’s Pizza Inc. (a)	9,417	124,493
Dorman Products Inc. (a)	2,800	86,296
Dress Barn Inc., The (a)	14,846	352,593
Drew Industries Inc. (a)	4,619	96,352
drugstore.com Inc. (a)	21,800	41,856
DSW Inc. (a)	3,666	105,214
E.W. Scripps Co Class A (a)	7,390	58,233
Eastman Kodak Co. (a)	67,918	285,256
Einstein Noah Restaurant Group Inc. (a)	1,400	14,840
Empire Resorts Inc. (a)	9,706	10,774
Entercom Communications Corp. Class A (a)	5,869	46,130
Entravision Communications Corp. Class A (a)	12,045	23,970
Ethan Allen Interiors Inc.	6,122	106,890
Exide Technologies (a)	18,900	90,531
Express Inc. (a)	3,962	60,262
Finish Line Inc. Class A, The	12,706	176,740
Fisher Communications Inc. (a)	1,596	27,818
Fred’s Inc. Class A	10,240	120,832
Fuel Systems Solutions Inc. (a)	3,454	135,086
Furniture Brands International Inc. (a)	10,564	56,834
Gaiam Inc. Class A	4,100	27,429

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Gaylord Entertainment Co. (a)	8,714	$265,777
Genesco Inc. (a)	5,732	171,272
G-III Apparel Group Ltd. (a)	3,771	118,334
Global Sources Ltd. (a)	6,164	46,538
Grand Canyon Education Inc. (a)	7,733	169,585
Gray Television Inc. (a)	12,015	24,150
Group 1 Automotive Inc. (a)	6,049	180,744
Gymboree Corp. (a)	6,794	282,223
Harte-Hanks Inc.	9,600	112,032
Haverty Furniture Companies Inc.	4,535	49,477
Helen of Troy Ltd. (a)	7,479	189,144
hhgregg Inc. (a)	3,214	79,579
Hibbett Sports Inc. (a)	7,312	182,434
Hooker Furniture Corp.	2,603	30,273
Hot Topic Inc.	11,292	67,639
Hovnanian Enterprises Inc. (a)	12,924	50,791
HSN Inc. (a)	9,500	284,050
Iconix Brand Group Inc. (a)	18,016	315,280
Interval Leisure Group Inc. (a)	10,100	136,047
iRobot Corp. (a)	5,000	92,850
Isle of Capri Casinos Inc. (a)	4,109	29,420
Jack in the Box Inc. (a)	13,529	290,062
JAKKS Pacific Inc. (a)	7,227	127,484
Jamba Inc. (a)	14,879	32,585
Jo-Ann Stores Inc. (a)	6,769	301,559
Joe’s Jeans Inc. (a)	10,757	22,697
Johnson Outdoors Inc. Class A (a)	1,230	15,769
Jones Apparel Group Inc.	21,657	425,343
Jos. A. Bank Clothiers Inc. (a)	6,955	296,353
Journal Communications Inc. Class A (a)	10,142	45,740
K12 Inc. (a)	6,073	176,299
Kenneth Cole Productions Inc. (a)	1,721	28,689
Kid Brands Inc. (a)	3,124	26,866
Kirkland’s Inc. (a)	4,200	58,212
Knology Inc. (a)	7,500	100,725
Krispy Kreme Doughnuts Inc. (a)	15,006	68,727
K-Swiss Inc. Class A (a)	6,671	85,055
LaCrosse Footwear Inc.	1,224	16,903
Landry’s Restaurants Inc. (a)	1,495	36,613
La-Z-Boy Inc. (a)	13,222	111,594
Leapfrog Enterprises Inc. (a)	8,720	47,786
Learning Tree International Inc.	1,739	17,599
Lee Enterprises Inc. Class A (a)	11,248	30,145
Libbey Inc. (a)	4,023	52,983
Life Time Fitness Inc. (a)	10,178	401,726
Lifetime Brands Inc. (a)	2,381	35,953
Lin TV Corp. (a)	7,165	31,813
Lincoln Educational Services Corp. (a)	4,200	60,522
Lions Gate Entertainment Corp. (a)	16,659	122,444
Lithia Motors Inc. Class A	5,439	52,160
Live Nation Entertainment Inc. (a)	35,553	351,264
Liz Claiborne Inc. (a)	24,300	147,744
LodgeNet Interactive Corp. (a)	4,799	13,437
Lumber Liquidators Holdings Inc. (a)	5,574	136,953
M/I Homes Inc. (a)	4,700	48,739

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Mac-Gray Corp.	2,800	$33,964
Maidenform Brands Inc. (a)	5,800	167,330
Marcus Corp.	5,037	59,688
Marine Products Corp. (a)	2,692	16,529
MarineMax Inc. (a)	5,531	38,938
Martha Stewart Living Omnimedia Inc. (a)	6,778	32,128
Matthews International Corp.	7,708	272,555
McClatchy Co. Class A, The (a)	14,927	58,663
McCormick & Schmick’s Seafood
Restaurants Inc. (a)	4,000	31,120
Media General Inc. Class A (a)	5,467	48,984
Mediacom Communications Corp. Class A (a)	10,028	66,285
Men’s Wearhouse Inc., The	13,158	313,029
Meritage Homes Corp. (a)	8,000	156,960
Midas Inc. (a)	3,584	27,274
Modine Manufacturing Co. (a)	11,820	153,305
Monarch Casino & Resort Inc. (a)	2,466	27,644
Monro Muffler Brake Inc.	4,935	227,553
Morgans Hotel Group Co. (a)	4,986	36,498
Movado Group Inc. (a)	3,939	42,856
Multimedia Games Inc. (a)	7,200	26,640
National American University Holdings Inc.	2,083	13,998
National CineMedia Inc.	13,172	235,779
National Presto Industries Inc.	1,218	129,680
New York & Co. Inc. (a)	5,919	15,212
Nexstar Broadcasting Group Inc. Class A (a)	2,884	14,853
NutriSystem Inc.	6,707	129,043
O’Charley’s Inc. (a)	4,709	33,858
OfficeMax Inc. (a)	21,200	277,508
Orbitz Worldwide Inc. (a)	5,115	32,224
Orient-Express Hotels Ltd. Class A (a)	22,803	254,253
Outdoor Channel Holdings Inc. (a)	3,500	19,355
Overstock.com Inc. (a)	3,999	62,864
Oxford Industries Inc.	3,247	77,214
Pacific Sunwear of California Inc. (a)	16,502	86,305
Papa John’s International Inc. (a)	4,880	128,734
Peet’s Coffee & Tea Inc. (a)	2,853	97,658
Penske Automotive Group Inc. (a)	10,929	144,263
Pep Boys-Manny, Moe & Jack, The	12,527	132,536
Perry Ellis International Inc. (a)	2,240	48,944
PetMed Express Inc.	6,000	105,000
PF Chang’s China Bistro Inc.	5,897	272,441
Pier 1 Imports Inc. (a)	25,711	210,573
Pinnacle Entertainment Inc. (a)	14,548	162,210
Playboy Enterprises Inc. (a)	5,494	28,239
Polaris Industries Inc.	7,730	503,223
Pool Corp.	12,196	244,774
Pre-Paid Legal Services Inc. (a)	1,967	122,918
Primedia Inc.	4,936	18,757
Princeton Review Inc. (a)	3,400	6,936
Quiksilver Inc. (a)	32,600	127,466
R.G. Barry Corp.	2,081	21,413

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Radio One Inc. Class D (a)	7,739	$6,811
RC2 Corp. (a)	5,351	112,103
ReachLocal Inc. (a)	1,309	18,038
Red Lion Hotels Corp. (a)	3,100	23,064
Red Robin Gourmet Burgers Inc. (a)	4,074	79,891
Regis Corp.	14,375	274,994
Rent-A-Center Inc.	16,654	372,717
Rentrak Corp. (a)	2,500	63,175
Retail Ventures Inc. (a)	6,001	64,571
Ruby Tuesday Inc. (a)	16,711	198,360
Rue21 Inc. (a)	3,677	94,903
Ruth’s Hospitality Group Inc. (a)	5,685	22,797
Ryland Group Inc.	10,889	195,131
Saks Inc. (a)	33,715	289,949
Sally Beauty Holdings Inc. (a)	23,000	257,600
Scholastic Corp.	7,558	210,264
Scientific Games Corp. Class A (a)	16,246	157,586
Sealy Corp. (a)	12,100	29,524
Select Comfort Corp. (a)	13,753	93,245
Shiloh Industries Inc. (a)	1,770	17,134
Shoe Carnival Inc. (a)	2,417	48,872
Shuffle Master Inc. (a)	13,778	115,873
Shutterfly Inc. (a)	6,843	177,850
Sinclair Broadcast Group Inc. Class A (a)	10,255	71,990
Skechers U.S.A. Inc. (a)	8,449	198,467
Skyline Corp.	1,843	37,339
Smith & Wesson Holding Corp. (a)	14,939	53,183
Sonic Automotive Inc. (a)	9,997	98,271
Sonic Corp. (a)	15,046	121,572
Sotheby’s	16,897	622,148
Spartan Motors Inc.	8,300	38,512
Speedway Motorsports Inc.	3,354	52,591
Stage Stores Inc.	9,707	126,191
Standard Motor Products Inc.	5,000	52,650
Standard Pacific Corp. (a)	25,100	99,647
Stein Mart Inc. (a)	6,523	57,598
Steiner Leisure Ltd. (a)	3,652	139,141
Steinway Musical Instruments Inc. (a)	1,199	20,647
Steven Madden Ltd. (a)	6,018	247,099
Stewart Enterprises Inc.	20,554	110,786
Stoneridge Inc. (a)	3,900	40,989
Sturm, Ruger & Company Inc.	4,900	66,836
Summer Infant Inc. (a)	2,851	22,295
Superior Industries International Inc.	5,941	102,660
SuperMedia Inc. (a)	3,223	34,067
Systemax Inc.	2,500	30,700
Talbots Inc. (a)	17,499	229,237
Tenneco Inc. (a)	14,713	426,236
Texas Roadhouse Inc. Class A (a)	14,404	202,520
Timberland Co. Class A, The (a)	10,423	206,480
True Religion Apparel Inc. (a)	6,500	138,710
Tuesday Morning Corp. (a)	7,389	35,246
Ulta Salon Cosmetics & Fragrance Inc. (a)	7,900	230,680
Under Armour Inc. Class A (a)	8,800	396,352
Unifi Inc. (a)	10,500	47,355

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Universal Electronics Inc. (a)	3,412	$71,140
Universal Technical Institute Inc.	5,081	99,334
US Auto Parts Network Inc. (a)	2,300	18,860
Vail Resorts Inc. (a)	9,026	338,656
Valassis Communications Inc. (a)	12,290	416,508
Value Line Inc.	434	6,020
Vitacost.com Inc. (a)	4,358	26,192
Vitamin Shoppe Inc. (a)	3,923	107,686
Volcom Inc. (a)	4,800	91,776
Warnaco Group Inc., The (a)	11,112	568,157
Warner Music Group Corp. (a)	11,005	49,522
West Marine Inc. (a)	3,400	34,544
Westwood One Inc. (a)	1,457	12,370
Wet Seal Inc. Class A (a)	24,124	81,780
Weyco Group Inc.	1,700	41,174
Winmark Corp.	575	19,228
Winnebago Industries Inc. (a)	7,419	77,306
Wolverine World Wide Inc.	12,415	360,159
World Wrestling Entertainment Inc.	5,495	76,435
Zumiez Inc. (a)	5,166	109,313

		35,411,987

Consumer Staples (3.01%)
Alico Inc.	885	20,567
Alliance One International Inc. (a)	22,844	94,803
Andersons Inc., The	4,540	172,066
Arden Group Inc. Class A	300	24,750
B&G Foods Inc. Class A	11,600	126,672
Boston Beer Co. Inc. (a)	2,080	139,090
Calavo Growers Inc.	2,800	60,704
Cal-Maine Foods Inc.	3,500	101,430
Casey’s General Stores Inc.	9,400	392,450
Cellu Tissue Holdings Inc. (a)	1,765	21,056
Central Garden & Pet Co. (a)	13,973	144,760
Chiquita Brands International Inc. (a)	11,405	151,002
Coca-Cola Bottling Co. Consolidated	1,055	55,841
Darling International Inc. (a)	21,125	179,985
Diamond Foods Inc.	5,500	225,445
Dole Food Company Inc. (a)	8,668	79,312
Elizabeth Arden Inc. (a)	6,203	123,998
Farmer Brothers Co.	1,831	29,296
Female Health Co., The	3,800	19,570
Fresh Del Monte Produce Inc. (a)	10,100	219,170
Great Atlantic & Pacific Tea Company Inc., The (a)	8,488	33,612
Griffin Land & Nurseries Inc.	800	21,152
Hain Celestial Group Inc., The (a)	10,423	249,944
Harbinger Group Inc. (a)	2,727	15,135
Heckmann Corp. (a)	22,200	86,580
Imperial Sugar Co.	3,100	40,548
Ingles Markets Inc.	3,305	54,896
Inter Parfums Inc.	3,816	67,123
J&J Snack Foods Corp.	3,642	152,709
John B. Sanfilippo & Son Inc. (a)	1,971	26,017
Lancaster Colony Corp.	4,914	233,415
Lance Inc.	6,058	129,035

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Lifeway Foods Inc. (a)	1,100	$11,572
Limoneira Co.	2,067	41,629
Medifast Inc. (a)	3,231	87,657
MGP Ingredients Inc.	2,972	23,330
Nash Finch Co.	3,312	140,892
National Beverage Corp.	2,580	36,120
Nature’s Sunshine Products Inc. (a)	1,967	17,585
Nu Skin Enterprises Inc.	12,162	350,266
Nutraceutical International Corp. (a)	2,700	42,363
Oil-Dri Corporation of America	1,200	25,812
Pantry Inc., The (a)	5,739	138,367
Pilgrim’s Pride Corp. (a)	12,231	68,738
Prestige Brands Holdings Inc. (a)	11,148	110,254
PriceSmart Inc.	4,100	119,433
Revlon Inc. Class A (a)	2,700	34,074
Rite Aid Corp. (a)	138,043	130,175
Ruddick Corp.	11,090	384,601
Sanderson Farms Inc.	5,845	253,030
Schiff Nutrition International Inc.	2,600	21,320
Seneca Foods Corp. Class A (a)	1,801	47,168
Smart Balance Inc. (a)	16,000	62,080
Spartan Stores Inc.	5,652	81,954
Spectrum Brands Holdings Inc. (a)	4,590	124,756
Star Scientific Inc. (a)	22,700	47,670
Susser Holdings Corp. (a)	1,900	26,600
Synutra International Inc. (a)	4,500	51,975
Tootsie Roll Industries Inc.	5,641	140,348
TreeHouse Foods Inc. (a)	8,567	394,939
United Natural Foods Inc. (a)	10,859	359,867
Universal Corp.	6,205	248,758
USANA Health Sciences Inc. (a)	1,574	63,527
Vector Group Ltd.	11,345	212,152
Village Super Market Inc. Class A	1,528	42,692
WD-40 Co.	4,162	158,239
Weis Markets Inc.	2,796	109,407
Winn-Dixie Stores Inc. (a)	14,000	99,820

		7,801,303

Energy (5.49%)
Abraxas Petroleum Corp. (a)	16,868	47,905
Allis-Chalmers Energy Inc. (a)	7,700	32,109
Alon USA Energy Inc.	2,100	11,340
American Oil & Gas Inc. (a)	12,738	103,178
Apco Oil and Gas International Inc.	2,300	79,603
Approach Resources Inc. (a)	2,879	32,187
ATP Oil & Gas Corp. (a)	11,334	154,709
Basic Energy Services Inc. (a)	5,800	49,416
Berry Petroleum Co.	12,740	404,240
Bill Barrett Corp. (a)	11,574	416,664
BPZ Resources Inc. (a)	23,800	91,154
Brigham Exploration Co. (a)	29,162	546,788
Bristow Group Inc. (a)	8,923	321,942
Cal Dive International Inc. (a)	23,514	128,622
Callon Petroleum Co. (a)	7,294	36,105
CAMAC Energy Inc. (a)	12,002	38,286
CARBO Ceramics Inc.	4,831	391,311

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Carrizo Oil & Gas Inc. (a)	8,155	$195,231
Cheniere Energy Inc. (a)	14,900	37,548
Clayton Williams Energy Inc. (a)	1,449	73,305
Clean Energy Fuels Corp. (a)	10,055	142,882
Cloud Peak Energy Inc. (a)	7,487	136,638
Complete Production Services Inc. (a)	19,400	396,730
Contango Oil & Gas Co. (a)	3,100	155,496
Crosstex Energy Inc. (a)	10,319	81,520
CVR Energy Inc. (a)	8,103	66,850
Dawson Geophysical Co. (a)	2,000	53,300
Delek US Holdings Inc.	3,000	21,480
Delta Petroleum Corp. (a)	45,727	35,969
DHT Holdings Inc.	12,700	52,451
Dril-Quip Inc. (a)	8,449	524,767
Endeavour International Corp. (a)	29,200	37,668
Energy Partners Ltd. (a)	7,325	87,973
Energy XXI Bermuda Ltd. (a)	12,729	294,167
Evolution Petroleum Corp. (a)	3,936	23,655
FX Energy Inc. (a)	10,900	45,126
Gastar Exploration Ltd. (a)	11,262	45,273
General Maritime Corp.	19,633	96,398
GeoResources Inc. (a)	3,300	52,470
Global Geophysical Services Inc. (a)	1,954	14,245
Global Industries Ltd. (a)	25,094	137,264
GMX Resources Inc. (a)	7,755	37,689
Golar LNG Ltd.	9,700	121,444
Goodrich Petroleum Corp. (a)	6,253	91,106
Green Plains Renewable Energy Inc. (a)	4,100	49,651
Gulf Island Fabrication Inc.	3,982	72,472
GulfMark Offshore Inc. Class A (a)	5,699	175,073
Gulfport Energy Corp. (a)	6,700	92,728
Hallador Energy Co.	1,537	17,875
Harvest Natural Resources Inc. (a)	8,432	87,861
Helix Energy Solutions Group Inc. (a)	26,094	290,687
Hercules Offshore Inc. (a)	28,957	76,736
Hornbeck Offshore Services Inc. (a)	5,834	113,705
Houston American Energy Corp.	4,583	45,830
International Coal Group Inc. (a)	33,500	178,220
ION Geophysical Corp. (a)	31,913	164,033
Isramco Inc. (a)	272	16,374
James River Coal Co. (a)	7,100	124,463
Key Energy Services Inc. (a)	31,005	294,858
Knightsbridge Tankers Ltd.	4,227	79,890
Kodiak Oil & Gas Corp. (a)	30,136	102,161
L&L Energy Inc. (a)	4,134	33,155
Lufkin Industries Inc.	7,564	332,060
Magnum Hunter Resources Corp. (a)	12,291	50,885
Matrix Service Co. (a)	6,700	58,625
McMoRan Exploration Co. (a)	20,548	353,631
Miller Petroleum Inc. (a)	4,630	24,956
Natural Gas Services Group (a)	3,100	45,787
Newpark Resources Inc. (a)	22,457	188,639
Nordic American Tanker Shipping Ltd.	11,802	315,822
Northern Oil and Gas Inc. (a)	10,495	177,785
Oasis Petroleum Inc. (a)	12,011	232,653

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Overseas Shipholding Group Inc.	6,368	$218,550
OYO Geospace Corp. (a)	1,100	63,668
Panhandle Oil & Gas Inc.	1,763	43,528
Parker Drilling Co. (a)	29,721	129,286
Patriot Coal Corp. (a)	19,910	227,173
Penn Virginia Corp.	11,634	186,609
Petroleum Development Corp. (a)	4,711	130,024
Petroquest Energy Inc. (a)	12,765	77,739
PHI Inc. (a)	3,400	55,012
Pioneer Drilling Co. (a)	13,782	87,929
RAM Energy Resources Inc. (a)	14,114	22,018
Rentech Inc. (a)	53,394	52,646
Resolute Energy Corp. (a)	9,643	106,652
REX American Resources Corp. (a)	1,800	26,082
Rex Energy Corp. (a)	7,500	96,000
Rosetta Resources Inc. (a)	13,317	312,816
RPC Inc.	7,249	153,389
Scorpio Tankers Inc. (a)	3,280	37,031
Seahawk Drilling Inc. (a)	2,591	21,920
Ship Finance International Ltd.	11,100	215,673
Stone Energy Corp. (a)	10,474	154,282
Swift Energy Co. (a)	9,420	264,514
Syntroleum Corp. (a)	15,148	28,327
T-3 Energy Services Inc. (a)	3,030	79,234
Teekay Tankers Ltd. Class A	6,894	89,691
Tesco Corp. (a)	7,523	90,502
TETRA Technologies Inc. (a)	19,300	196,860
TransAtlantic Petroleum Ltd. (a)	37,187	110,074
Union Drilling Inc. (a)	2,800	12,544
Uranium Energy Corp. (a)	14,400	47,232
USEC Inc. (a)	28,891	149,944
VAALCO Energy Inc. (a)	11,900	68,306
Vantage Drilling Co. (a)	30,436	48,698
Venoco Inc. (a)	4,679	91,849
W&T Offshore Inc.	8,600	91,160
Warren Resources Inc. (a)	19,046	75,613
Western Refining Inc. (a)	13,281	69,592
Willbros Group Inc. (a)	10,100	92,617
World Fuel Services Corp.	17,077	444,173

		14,209,776

Financials (19.67%)
1st Source Corp.	3,827	66,437
1st United Bancorp Inc. (a)	5,700	36,651
Abington Bancorp Inc.	5,420	57,127
Acadia Realty Trust	10,190	193,610
Advance America Cash Advance Centers Inc.	12,001	48,364
Agree Realty Corp.	2,420	61,105
Alexander’s Inc.	519	163,890
Alliance Financial Corp.	1,100	33,253
Alterra Capital Holdings Ltd.	24,121	480,490
Ambac Financial Group Inc. (a)	72,189	40,065
American Campus Communities Inc.	16,284	495,685
American Capital Agency Corp.	8,202	217,927

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
American Equity Investment Life Holding Co.	14,642	$149,934
American National Bankshares Inc.	1,624	35,631
American Physicians Capital Inc.	2,090	86,651
American Physicians Service Group Inc.	1,716	55,513
American Safety Insurance Holdings Ltd. (a)	2,076	33,922
Ameris Bancorp (a)	5,027	47,002
Amerisafe Inc. (a)	4,800	90,144
Ames National Corp.	1,600	31,904
AmTrust Financial Services Inc.	5,800	84,216
Anworth Mortgage Asset Corp.	29,043	207,077
Apollo Commercial Real Estate Finance Inc.	4,361	70,081
Argo Group International Holdings Ltd.	7,769	269,895
Arrow Financial Corp.	2,440	61,195
Artio Global Investors Inc.	6,855	104,882
Ashford Hospitality Trust Inc. (a)	10,219	92,482
Asset Acceptance Capital Corp. (a)	3,799	20,401
Associated Estates Realty Corp.	8,200	114,636
Asta Funding Inc.	2,525	19,266
Astoria Financial Corp.	21,100	287,593
Avatar Holdings Inc. (a)	2,548	48,616
Baldwin & Lyons Inc.	2,011	51,180
BancFirst Corp.	1,648	66,678
Banco Latinoamericano de Comercio Exterior SA	7,000	101,150
Bancorp Inc. (a)	4,972	33,263
Bancorp Rhode Island Inc.	991	27,679
Bank Mutual Corp.	11,919	61,860
Bank of Marin Bancorp	1,400	45,136
Bank of the Ozarks Inc.	3,318	123,065
BankFinancial Corp.	5,403	49,546
Beneficial Mutual Bancorp Inc. (a)	8,145	73,061
Berkshire Hills Bancorp Inc.	3,476	65,905
BGC Partners Inc. Class A	15,001	89,556
BioMed Realty Trust Inc.	28,474	510,254
BofI Holding Inc. (a)	1,834	21,770
Boston Private Financial Holdings Inc.	17,251	112,822
Bridge Bancorp Inc.	1,685	42,108
Brookline Bancorp Inc.	15,081	150,508
Bryn Mawr Bank Corp.	1,700	29,274
Calamos Asset Management Inc. Class A	5,151	59,236
California First National Bancorp	300	3,801
Camden National Corp.	2,000	69,300
Capital City Bank Group Inc.	2,998	36,396
CapLease Inc.	15,656	87,517
Capstead Mortgage Corp.	17,600	191,312
Cardinal Financial Corp.	6,967	66,953
Cardtronics Inc. (a)	6,800	104,924
Cash America International Inc.	7,580	265,300
Cathay General Bancorp	19,746	234,780

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
CBL & Associates Properties Inc.	34,860	$455,272
Cedar Shopping Centers Inc.	14,675	89,224
Center Financial Corp. (a)	9,031	45,968
Centerstate Banks Inc.	6,224	53,402
Century Bancorp Inc. Class A	1,009	24,105
Chatham Lodging Trust (a)	2,187	40,700
Chemical Financial Corp.	6,356	131,188
Chesapeake Lodging Trust	2,234	36,548
Citizens & Northern Corp.	3,100	40,300
Citizens Inc. (a)	8,400	57,876
Citizens Republic Bancorp Inc. (a)	99,642	89,787
City Holding Co.	4,068	124,766
Clifton Savings Bancorp Inc.	2,225	19,135
CNA Surety Corp. (a)	4,249	76,142
CNB Financial Corp.	2,100	28,875
CNO Financial Group Inc. (a)	55,907	309,725
CoBiz Financial Inc.	7,274	40,443
Cogdell Spencer Inc.	10,680	67,498
Cohen & Steers Inc.	4,434	96,218
Colonial Properties Trust	16,945	274,340
Colony Financial Inc.	3,659	67,618
Columbia Banking System Inc.	9,897	194,476
Community Bank System Inc.	8,336	191,811
Community Trust Bancorp Inc.	3,187	86,336
Compass Diversified Holdings	7,909	127,809
CompuCredit Holdings Corp.	3,255	15,689
Consolidated-Tomoka Land Co.	1,342	38,260
Cousins Properties Inc.	22,402	159,950
Cowen Group Inc. Class A (a)	10,300	33,887
Crawford & Co. Class B (a)	5,676	13,793
Credit Acceptance Corp. (a)	1,524	92,293
CreXus Investment Corp.	3,399	40,890
CVB Financial Corp.	21,763	163,440
Cypress Sharpridge Investments Inc.	8,915	119,015
Danvers Bancorp Inc.	4,514	69,200
DCT Industrial Trust Inc.	51,557	246,958
Delphi Financial Group Inc. Class A	11,733	293,208
Diamond Hill Investment Group	600	43,800
DiamondRock Hospitality Co. (a)	38,625	366,551
Dime Community Bancshares	6,569	90,981
Dollar Financial Corp. (a)	6,200	129,394
Donegal Group Inc.	2,869	37,498
Doral Financial Corp. (a)	7,875	13,072
Duff & Phelps Corp. Class A	6,800	91,596
DuPont Fabros Technology Inc.	10,240	257,536
Dynex Capital Inc.	2,602	28,050
Eagle Bancorp Inc. (a)	3,746	43,004
EastGroup Properties Inc.	6,767	252,950
Education Realty Trust Inc.	14,525	103,854
eHealth Inc. (a)	5,700	73,644
EMC Insurance Group Inc.	981	20,915
Employers Holdings Inc.	10,700	168,739
Encore Bancshares Inc. (a)	2,127	15,293
Encore Capital Group Inc. (a)	3,400	61,268
Enstar Group Ltd. (a)	1,700	123,420

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Enterprise Financial Services Corp.	4,576	$42,557
Entertainment Properties Trust	11,421	493,159
Epoch Holding Corp.	3,100	39,928
Equity Lifestyle Properties Inc.	6,370	347,038
Equity One Inc.	9,381	158,351
ESB Financial Corp.	2,200	30,624
ESSA Bancorp Inc.	3,700	43,808
Evercore Partners Inc. Class A	4,200	120,162
Excel Trust Inc.	3,727	42,003
Extra Space Storage Inc.	22,159	355,430
EZCORP Inc. Class A (a)	11,600	232,464
FBL Financial Group Inc.	3,298	85,682
FBR Capital Markets Corp. (a)	13,200	41,448
Federal Agricultural Mortgage Corp. Class C	2,404	26,011
FelCor Lodging Trust Inc. (a)	24,218	111,403
Financial Engines Inc. (a)	3,212	42,655
Financial Institutions Inc.	2,700	47,682
First American Financial Corp.	25,967	387,947
First Bancorp (North Carolina)	3,703	50,435
First BanCorp (Puerto Rico) (a)	20,519	5,745
First Bancorp Inc.	2,362	32,666
First Busey Corp.	11,579	52,684
First Cash Financial Services Inc. (a)	7,514	208,514
First Commonwealth Financial Corp.	26,134	142,430
First Community Bancshares Inc.	3,523	45,447
First Financial Bancorp	14,541	242,544
First Financial Bankshares Inc.	5,168	242,844
First Financial Corp. Indiana	2,999	88,470
First Financial Holdings Inc.	3,808	42,421
First Industrial Realty Trust Inc. (a)	15,676	79,477
First Interstate BancSystem Inc.	3,257	43,839
First Marblehead Corp., The (a)	15,400	36,036
First Merchants Corp.	5,406	41,248
First Mercury Financial Corp.	3,630	36,590
First Midwest Bancorp Inc.	18,551	213,893
First of Long Island Corp., The	1,300	32,474
First Potomac Realty Trust	9,489	142,335
First South Bancorp Inc.	1,963	19,473
FirstMerit Corp.	26,733	489,749
Flagstar Bancorp Inc. (a)	11,689	21,274
Flagstone Reinsurance Holdings SA.	13,000	137,930
Flushing Financial Corp.	7,597	87,821
FNB Corp. (PA)	27,856	238,447
Forestar Group Inc. (a)	9,200	156,860
Fox Chase Bancorp (a)	1,283	12,137
FPIC Insurance Group Inc. (a)	2,679	94,006
Franklin Street Properties Corp.	16,845	209,215
GAMCO Investors Inc.	1,825	70,317
German American Bancorp Inc.	2,700	46,332
Gerova Financial Group Ltd. (a)	1,712	9,245
Getty Realty Corp.	5,394	144,721
GFI Group Inc.	16,656	77,284
Glacier Bancorp Inc.	17,844	260,522
Gladstone Commercial Corp.	2,100	36,036
Gleacher & Co Inc. (a)	19,708	31,730

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Glimcher Realty Trust	21,210	$130,442
Global Indemnity PLC (a)	3,518	56,464
Government Properties Income Trust	6,873	183,509
Great Southern Bancorp Inc.	2,467	53,707
Greene Bancshares Inc. (a)	3,012	20,451
Greenlight Capital Re Ltd. Class A (a)	7,103	177,717
Hallmark Financial Services Inc. (a)	2,200	19,228
Hancock Holding Co.	7,140	214,700
Hanmi Financial Corp. (a)	25,610	32,781
Harleysville Group Inc.	2,854	93,583
Hatteras Financial Corp.	11,453	326,067
Healthcare Realty Trust Inc.	15,873	371,269
Heartland Financial USA Inc.	3,243	49,910
Heritage Financial Corp. (a)	2,900	40,600
Heritage Financial Group	300	2,526
Hersha Hospitality Trust	26,018	134,773
HFF Inc. Class A (a)	4,837	44,887
Highwoods Properties Inc.	17,688	574,329
Hilltop Holdings Inc. (a)	10,188	97,601
Home Bancorp Inc. (a)	2,300	30,774
Home Bancshares Inc.	5,658	114,971
Home Federal Bancorp Inc.	4,100	49,897
Home Properties Inc.	9,817	519,319
Horace Mann Educators Corp.	10,002	177,836
Hudson Pacific Properties Inc.	3,657	59,865
Hudson Valley Holding Corp.	3,184	62,152
IBERIABANK Corp.	6,746	337,165
Independent Bank Corp. (MA)	5,310	119,581
Infinity Property & Casualty Corp.	3,086	150,504
Inland Real Estate Corp.	18,017	149,721
International Assets Holding Corp. (a)	2,927	52,979
International Bancshares Corp.	12,850	217,036
Invesco Mortgage Capital	6,328	136,179
Investment Technology Group Inc. (a)	10,912	155,169
Investors Bancorp Inc. (a)	12,029	142,423
Investors Real Estate Trust	18,434	154,477
iStar Financial Inc. (a)	22,100	67,626
JMP Group Inc.	3,514	21,435
Kansas City Life Insurance Co.	1,057	32,968
KBW Inc.	8,933	228,685
Kearny Financial Corp.	4,406	38,905
Kennedy-Wilson Holdings Inc. (a)	5,193	55,046
K-Fed Bancorp	800	6,312
Kilroy Realty Corp.	13,614	451,168
Kite Realty Group Trust	11,894	52,809
Knight Capital Group Inc. Class A (a)	23,554	291,834
LaBranche & Co. Inc. (a)	9,799	38,216
Ladenburg Thalmann Financial Services Inc. (a)	23,130	23,593
Lakeland Bancorp Inc.	5,117	43,136
Lakeland Financial Corp.	3,932	73,371
LaSalle Hotel Properties	17,503	409,395
Lexington Realty Trust	25,155	180,110
Life Partners Holdings Inc.	1,825	34,730
LTC Properties Inc.	5,927	151,257
Maiden Holdings Ltd.	12,700	96,647

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
MainSource Financial Group Inc.	5,161	$39,430
MarketAxess Holdings Inc.	6,651	112,934
Marlin Business Services Corp. (a)	2,159	25,908
MB Financial Inc.	13,567	220,057
Meadowbrook Insurance Group Inc.	14,162	127,033
Medical Properties Trust Inc.	27,891	282,815
Merchants Bancshares Inc.	1,308	32,622
Meridian Interstate Bancorp Inc. (a)	2,726	28,732
Metro Bancorp Inc. (a)	3,600	37,404
MF Global Holdings Ltd. (a)	26,183	188,518
MFA Financial Inc.	70,052	534,497
MGIC Investment Corp. (a)	50,290	464,177
Mid-America Apartment Communities Inc.	8,181	476,789
MidSouth Bancorp Inc.	2,400	33,960
MidWestOne Financial Group Inc.	1,760	25,802
Mission West Properties Inc.	4,185	28,374
Monmouth Real Estate Investment Corp. Class A	6,000	46,920
Montpelier Re Holdings Ltd.	18,219	315,553
MPG Office Trust Inc. (a)	12,247	30,618
Nara Bancorp Inc. (a)	10,084	71,193
NASB Financial Inc.	946	15,656
National Bankshares Inc.	1,700	43,860
National Financial Partners Corp. (a)	10,563	133,833
National Health Investors Inc.	6,101	268,810
National Interstate Corp.	1,513	32,938
National Penn Bancshares Inc.	31,886	199,287
National Retail Properties Inc.	21,025	527,938
National Western Life Insurance Co.	575	80,891
Navigators Group Inc., The (a)	3,188	142,280
NBT Bancorp Inc.	8,766	193,466
Nelnet Inc. Class A	6,600	151,008
NewAlliance Bancshares Inc.	26,981	340,500
Newcastle Investment Corp. (a)	15,795	48,964
NewStar Financial Inc. (a)	6,732	49,884
Northfield Bancorp Inc.	5,132	55,528
NorthStar Realty Finance Corp.	21,103	78,925
Northwest Bancshares Inc.	27,858	311,731
NYMAGIC Inc.	1,317	33,807
OceanFirst Financial Corp.	3,100	38,037
Ocwen Financial Corp. (a)	18,563	188,229
Old National Bancorp	21,995	230,948
Omega Healthcare Investors Inc.	23,209	521,042
OmniAmerican Bancorp Inc. (a)	3,105	34,993
One Liberty Properties Inc.	2,147	34,159
Oppenheimer Holdings Inc. Class A	2,380	66,521
optionsXpress Holdings Inc. (a)	10,572	162,386
Oriental Financial Group Inc.	12,296	163,537
Oritani Financial Corp.	14,105	140,768
Orrstown Financial Services Inc.	1,900	44,004
Pacific Continental Corp.	4,600	41,630
PacWest Bancorp	7,791	148,496
Park National Corp.	3,270	209,411
Parkway Properties Inc.	5,445	80,586
Peapack-Gladstone Financial Corp.	2,100	24,738
Pebblebrook Hotel Trust (a)	8,544	153,877

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Penns Woods Bancorp Inc.	1,057	$34,934
Pennsylvania Real Estate Investment Trust	13,750	163,075
Pennymac Mortgage Investment Trust	3,713	66,426
Penson Worldwide Inc. (a)	5,000	24,850
Peoples Bancorp Inc.	2,610	32,286
PHH Corp. (a)	13,769	289,975
Phoenix Companies Inc., The (a)	28,603	60,066
PICO Holdings Inc. (a)	5,707	170,411
Pinnacle Financial Partners Inc. (a)	8,414	77,325
Piper Jaffray Companies Inc. (a)	4,333	126,220
Platinum Underwriters Holdings Ltd.	10,252	446,167
PMA Capital Corp. (a)	8,263	62,303
PMI Group Inc., The (a)	35,696	131,004
Porter Bancorp Inc.	630	6,325
Portfolio Recovery Associates Inc. (a)	4,266	275,797
Post Properties Inc.	12,234	341,573
Potlatch Corp.	10,065	342,210
Presidential Life Corp.	5,157	50,539
Primerica Inc.	6,129	124,664
Primus Guaranty Ltd. (a)	4,204	19,170
PrivateBancorp Inc.	13,104	149,255
ProAssurance Corp. (a)	8,099	466,421
Prosperity Bancshares Inc.	11,652	378,340
Provident Financial Services Inc.	15,018	185,622
Provident New York Bancorp	9,070	76,097
PS Business Parks Inc.	4,682	264,861
Pzena Investment Management Inc. Class A	2,000	13,740
Radian Group Inc.	33,100	258,842
RAIT Financial Trust (a)	24,064	39,706
Ramco-Gershenson Properties Trust	10,055	107,689
Redwood Trust Inc.	19,654	284,197
Renasant Corp.	5,416	82,377
Republic Bancorp Inc. (Kentucky)	2,319	49,000
Resource Capital Corp.	11,100	70,485
Retail Opportunity Investments Corp.	10,558	101,040
RLI Corp.	4,438	251,280
Rockville Financial Inc.	1,957	22,486
Rodman & Renshaw Capital Group Inc. (a)	5,502	11,829
Roma Financial Corp.	2,006	21,123
S&T Bancorp Inc.	5,862	102,116
Safeguard Scientifics Inc. (a)	5,216	65,356
Safety Insurance Group Inc.	2,864	120,345
Sanders Morris Harris Group Inc.	4,975	28,158
Sandy Spring Bancorp Inc.	5,994	92,907
Saul Centers Inc.	1,648	69,134
SCBT Financial Corp.	3,213	100,213
SeaBright Holdings Inc.	5,500	44,330
Selective Insurance Group Inc.	13,311	216,836
Sierra Bancorp	1,800	22,230
Signature Bank (a)	10,345	401,800
Simmons First National Corp.	4,216	119,186
Southside Bancshares Inc.	4,364	82,436
Southwest Bancorp Inc.	5,055	65,563

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Sovran Self Storage Inc.	6,944	$263,178
Starwood Property Trust Inc.	11,827	235,002
State Auto Financial Corp.	3,558	54,117
State Bancorp Inc.	3,600	32,328
StellarOne Corp.	5,700	72,504
Sterling Bancorp NY	7,208	62,638
Sterling Bancshares Inc. TX	22,393	120,250
Stewart Information Services Corp.	4,491	50,838
Stifel Financial Corp. (a)	8,304	384,392
Strategic Hotels & Resorts Inc. (a)	34,793	147,522
Student Loan Corp., The	977	29,017
Suffolk Bancorp	2,423	61,350
Sun Communities Inc.	4,868	149,448
Sunstone Hotel Investors Inc. (a)	24,795	224,891
Susquehanna Bancshares Inc.	31,493	265,801
SVB Financial Group (a)	10,360	438,435
SWS Group Inc.	6,997	50,168
SY Bancorp Inc.	2,867	71,159
Tanger Factory Outlet Centers Inc.	10,043	473,427
Taylor Capital Group Inc. (a)	2,433	27,907
Tejon Ranch Co. (a)	3,136	67,957
Terreno Realty Corp. (a)	1,751	31,903
Territorial Bancorp Inc.	3,085	51,921
Texas Capital Bancshares Inc. (a)	9,080	156,812
Thomas Properties Group Inc. (a)	8,975	32,041
Tompkins Financial Corp.	1,846	73,212
Tower Bancorp Inc.	1,300	26,351
Tower Group Inc.	10,134	236,629
TowneBank	5,300	79,288
TradeStation Group Inc. (a)	11,002	72,393
Trico Bancshares	3,592	55,209
Trustco Bank Corp. NY	19,277	107,180
Trustmark Corp.	15,701	341,340
Two Harbors Investment Corp.	6,477	58,423
UMB Financial Corp.	8,035	285,323
UMH Properties Inc.	2,000	21,480
Umpqua Holdings Corp.	28,509	323,292
Union First Market Bankshares Corp.	4,763	62,205
United Bankshares Inc.	9,605	239,068
United Community Banks Inc. (a)	24,729	55,393
United Financial Bancorp Inc.	4,093	55,296
United Fire & Casualty Co.	5,692	120,727
Universal Health Realty Income Trust	2,805	96,520
Universal Insurance Holdings Inc.	6,200	27,838
Univest Corp. of Pennsylvania	4,199	73,315
Urstadt Biddle Properties Inc.	5,104	92,280
U-Store-It Trust	23,310	194,638
ViewPoint Financial Group	3,780	34,965
Virginia Commerce Bancorp (a)	5,286	25,690
Virtus Investment Partners Inc. (a)	1,430	43,272
Walter Investment Management Corp.	6,816	119,212
Washington Banking Co.	3,610	50,035
Washington Real Estate Investment Trust	15,390	488,325
Washington Trust Bancorp Inc.	3,556	67,991

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Waterstone Financial Inc. (a)	1,388	$5,538
Webster Financial Corp.	16,341	286,948
WesBanco Inc.	5,787	94,560
West Bancorporation (a)	3,700	23,310
West Coast Bancorp (a)	23,710	54,059
Westamerica Bancorporation	7,292	397,341
Western Alliance Bancorp (a)	14,900	99,830
Westfield Financial Inc.	7,760	60,528
Westwood Holdings Group Inc.	1,371	46,381
Whitney Holding Corp.	24,335	198,817
Wilshire Bancorp Inc.	4,918	32,164
Winthrop Realty Trust	4,160	51,418
Wintrust Financial Corp.	7,908	256,298
World Acceptance Corp. (a)	4,181	184,633
WSFS Financial Corp.	1,235	46,325

		50,927,437

Health Care (12.78%)
Abaxis Inc. (a)	5,621	129,845
Abiomed Inc. (a)	7,901	83,830
Accelrys Inc. (a)	13,125	91,350
Accretive Health Inc. (a)	3,025	32,761
Accuray Inc. (a)	12,700	78,994
Acorda Therapeutics Inc. (a)	9,744	321,747
Acura Pharmaceuticals Inc. (a)	1,900	4,731
Affymax Inc. (a)	4,227	25,151
Affymetrix Inc. (a)	18,100	82,536
AGA Medical Holdings Inc. (a)	3,265	45,579
Air Methods Corp. (a)	2,800	116,424
Akorn Inc. (a)	16,076	64,947
Albany Molecular Research Inc. (a)	5,823	37,151
Alexza Pharmaceuticals Inc. (a)	9,460	29,988
Align Technology Inc. (a)	14,439	282,716
Alimera Sciences Inc. (a)	1,781	17,044
Alkermes Inc. (a)	23,815	348,890
Alliance HealthCare Services Inc. (a)	6,742	30,878
Allied Healthcare International Inc. (a)	10,900	27,250
Allos Therapeutics Inc. (a)	20,300	95,816
Almost Family Inc. (a)	1,900	56,297
Alnylam Pharmaceuticals Inc. (a)	9,200	112,976
Alphatec Holdings Inc. (a)	12,600	26,838
AMAG Pharmaceuticals Inc. (a)	5,282	90,903
Amedisys Inc. (a)	7,288	173,454
America Service Group Inc.	2,200	32,736
American Dental Partners Inc. (a)	3,800	45,828
American Medical Systems Holdings Inc. (a)	18,650	365,167
AMERIGROUP Corp. (a)	12,892	547,523
AMN Healthcare Services Inc. (a)	8,188	42,086
Amsurg Corp. (a)	7,804	136,414
Analogic Corp.	3,406	152,861
Angiodynamics Inc. (a)	6,300	96,012
Antares Pharma Inc. (a)	17,177	24,907
Anthera Pharmaceuticals Inc. (a)	2,837	11,887
Aoxing Pharmaceutical Co. Inc. (a)	6,347	19,422
Ardea Biosciences Inc. (a)	3,320	76,360

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Arena Pharmaceuticals Inc. (a)	23,758	$37,300
Ariad Pharmaceuticals Inc. (a)	27,080	103,446
ArQule Inc. (a)	10,600	54,590
Array Biopharma Inc. (a)	12,378	39,981
ArthroCare Corp. (a)	6,715	182,514
AspenBio Pharma Inc. (a)	15,425	7,867
Assisted Living Concepts Inc. Class A (a)	2,640	80,362
athenahealth Inc. (a)	8,530	281,661
Atrion Corp.	400	63,004
Auxilium Pharmaceuticals Inc. (a)	10,381	257,241
AVANIR Pharmaceuticals Inc. Class A (a)	16,300	51,997
Aveo Pharmaceuticals Inc. (a)	2,468	27,494
AVI BioPharma Inc. (a)	23,764	43,726
BioCryst Pharmaceuticals Inc. (a)	6,780	33,493
Biodel Inc. (a)	4,212	22,324
BioMimetic Therapeutics Inc. (a)	3,406	38,828
Bio-Reference Laboratories Inc. (a)	5,986	124,868
BioSante Pharmaceuticals Inc. (a)	15,887	26,690
BioScrip Inc. (a)	9,754	50,331
BioSpecifics Technologies Corp. (a)	993	26,732
BioTime Inc. (a)	5,436	25,821
BMP Sunstone Corp. (a)	8,100	61,560
Bruker Corp. (a)	18,113	254,125
Cadence Pharmaceuticals Inc. (a)	6,320	52,772
Caliper Life Sciences Inc. (a)	11,401	45,490
Cambrex Corp. (a)	7,481	31,794
Cantel Medical Corp.	3,200	51,840
Capital Senior Living Corp. (a)	5,500	29,315
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	11,158
CardioNet Inc. (a)	6,100	27,511
Catalyst Health Solutions Inc. (a)	9,719	342,206
Celera Corp. (a)	20,997	141,520
Celldex Therapeutics Inc. (a)	6,355	25,420
Centene Corp. (a)	12,509	295,087
Cepheid Inc. (a)	14,830	277,469
Cerus Corp. (a)	9,740	37,402
Chelsea Therapeutics International Ltd. (a)	6,829	34,964
Chemed Corp.	5,698	324,615
Chindex International Inc. (a)	3,400	51,374
Clarient Inc. (a)	13,659	46,167
Clinical Data Inc. (a)	2,100	35,427
Codexis Inc. (a)	1,685	16,176
Computer Programs & Systems Inc.	2,484	105,744
Conceptus Inc. (a)	7,800	107,250
Conmed Corp. (a)	7,429	166,484
Continucare Corp. (a)	6,900	28,980
Corcept Therapeutics Inc. (a)	6,430	25,013
Cornerstone Therapeutics Inc. (a)	1,800	12,708
Corvel Corp. (a)	1,839	78,066
Cross Country Healthcare Inc. (a)	7,789	56,003
CryoLife Inc. (a)	6,832	41,470
Cubist Pharmaceuticals Inc. (a)	14,605	341,611

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Cumberland Pharmaceuticals Inc. (a)	2,039	$11,847
Curis Inc. (a)	19,987	27,382
Cutera Inc. (a)	3,400	27,540
Cyberonics Inc. (a)	6,976	186,120
Cynosure Inc. Class A (a)	2,500	25,525
Cypress Bioscience Inc. (a)	9,801	37,734
Cytokinetics Inc. (a)	11,800	31,152
Cytori Therapeutics Inc. (a)	12,000	58,680
CytRx Corp. (a)	27,760	20,817
Delcath Systems Inc. (a)	10,100	72,922
DepoMed Inc. (a)	13,800	61,824
Dexcom Inc. (a)	14,900	196,978
Dionex Corp. (a)	4,311	372,643
Durect Corp. (a)	20,848	52,954
Dyax Corp. (a)	25,477	60,380
Dynavax Technologies Corp. (a)	18,070	33,068
DynaVox Inc. Class A (a)	2,296	18,644
Emergent Biosolutions Inc. (a)	4,200	72,492
Emeritus Corp. (a)	5,100	87,006
Endologix Inc. (a)	12,129	55,308
Ensign Group Inc., The	3,700	66,415
Enzo Biochem Inc. (a)	8,261	31,392
Enzon Pharmaceuticals Inc. (a)	12,315	138,544
eResearch Technology Inc. (a)	13,237	99,013
Eurand NV (a)	4,490	44,182
Exact Sciences Corp. (a)	8,994	65,117
Exactech Inc. (a)	2,200	35,904
Exelixis Inc. (a)	27,315	107,075
Five Star Quality Care Inc. (a)	7,881	39,799
Furiex Pharmaceuticals Inc. (a)	2,178	24,568
Genomic Health Inc. (a)	3,600	48,096
Genoptix Inc. (a)	4,300	61,060
Gentiva Health Services Inc. (a)	7,126	155,703
Geron Corp. (a)	25,573	141,419
Greatbatch Inc. (a)	5,856	135,801
Haemonetics Corp. (a)	6,202	363,003
Halozyme Therapeutics Inc. (a)	17,040	131,378
Hanger Orthopedic Group Inc. (a)	6,500	94,510
Hansen Medical Inc. (a)	13,915	19,898
Health Grades Inc. (a)	5,550	45,454
Healthsouth Corp. (a)	23,376	448,819
Healthspring Inc. (a)	14,500	374,680
Healthways Inc. (a)	8,570	99,755
HeartWare International Inc. (a)	2,285	157,117
Hi-Tech Pharmacal Co. Inc. (a)	2,300	46,552
HMS Holdings Corp. (a)	6,900	406,686
ICU Medical Inc. (a)	2,732	101,876
Idenix Pharmaceuticals Inc. (a)	8,351	25,888
Immucor Inc. (a)	17,825	353,470
ImmunoGen Inc. (a)	17,800	111,606
Immunomedics Inc. (a)	16,385	52,760
Impax Laboratories Inc. (a)	15,500	306,900
Incyte Corp. (a)	21,975	351,380
Infinity Pharmaceuticals Inc. (a)	4,300	23,693
Inhibitex Inc. (a)	12,497	22,495
Inovio Pharmaceuticals Inc. (a)	19,794	24,742

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Inspire Pharmaceuticals Inc. (a)	15,523	$92,362
Insulet Corp. (a)	9,865	139,491
Integra LifeSciences Holdings Corp. (a)	5,227	206,257
InterMune Inc. (a)	11,196	152,490
Invacare Corp.	7,004	185,676
IPC The Hospitalist Co. (a)	4,100	112,012
IRIS International Inc. (a)	4,600	44,160
Ironwood Pharmaceuticals Inc. (a)	4,678	47,622
Isis Pharmaceuticals Inc. (a)	23,592	198,173
Jazz Pharmaceuticals Inc. (a)	3,646	39,122
Kendle International Inc. (a)	3,800	35,416
Kensey Nash Corp. (a)	2,100	60,669
Keryx Biopharmaceuticals Inc. (a)	12,978	62,424
Kindred Healthcare Inc. (a)	9,985	130,005
Landauer Inc.	2,380	149,059
Lannett Company Inc. (a)	2,400	10,992
LCA-Vision Inc. (a)	4,600	25,622
Lexicon Pharmaceuticals Inc. (a)	54,200	86,720
LHC Group Inc. (a)	3,900	90,441
Ligand Pharmaceuticals Inc. Class B (a)	28,900	45,662
Luminex Corp. (a)	9,414	150,624
Magellan Health Services Inc. (a)	8,291	391,667
MAKO Surgical Corp. (a)	6,247	59,846
MannKind Corp. (a)	14,613	98,784
MAP Pharmaceuticals Inc. (a)	3,428	52,448
Martek Biosciences Corp. (a)	8,336	188,644
Masimo Corp.	12,825	350,251
Maxygen Inc. (a)	7,879	45,619
MedAssets Inc. (a)	10,808	227,400
Medcath Corp. (a)	5,956	59,977
Medical Action Industries Inc. (a)	3,650	33,032
Medicines Co., The (a)	13,710	194,682
Medicis Pharmaceutical Corp. Class A	14,863	440,688
Medidata Solutions Inc. (a)	4,828	92,698
Medivation Inc. (a)	9,000	117,000
MedQuist Inc. (a)	2,100	18,396
MELA Sciences Inc. (a)	5,933	38,683
Merge Healthcare Inc. (a)	10,000	29,000
Meridian Bioscience Inc.	10,200	223,176
Merit Medical Systems Inc. (a)	7,197	114,360
Metabolix Inc. (a)	6,815	85,733
Metropolitan Health Networks Inc. (a)	9,700	36,860
Micromet Inc. (a)	20,311	136,490
Molina Healthcare Inc. (a)	3,329	89,850
Momenta Pharmaceuticals Inc. (a)	9,811	147,656
MWI Veterinary Supply Inc. (a)	3,200	184,704
Nabi Biopharmaceuticals (a)	9,511	45,653
Nanosphere Inc. (a)	3,800	19,114
National Healthcare Corp.	2,073	76,846
National Research Corp.	400	10,432
Natus Medical Inc. (a)	7,200	104,904
Nektar Therapeutics (a)	23,386	345,411
Neogen Corp. (a)	5,584	189,018
NeoStem Inc. (a)	7,051	14,314
Neuralstem Inc. (a)	10,801	27,219

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Neurocrine Biosciences Inc. (a)	13,138	$79,616
NeurogesX Inc. (a)	2,600	17,966
Novavax Inc. (a)	18,903	41,398
NPS Pharmaceuticals Inc. (a)	15,800	108,072
NuVasive Inc. (a)	9,698	340,788
NxStage Medical Inc. (a)	6,719	128,333
Nymox Pharmaceutical Corp. (a)	4,699	16,775
Obagi Medical Products Inc. (a)	4,400	46,200
Omeros Corp. (a)	4,700	34,263
Omnicell Inc. (a)	8,100	105,948
Onyx Pharmaceuticals Inc. (a)	15,658	413,058
Opko Health Inc. (a)	22,410	50,198
Optimer Pharmaceuticals Inc. (a)	8,600	78,862
OraSure Technologies Inc. (a)	10,575	42,829
Orexigen Therapeutics Inc. (a)	6,644	39,399
Orthofix International NV (a)	4,400	138,248
Orthovita Inc. (a)	17,000	38,590
Osiris Therapeutics Inc. (a)	4,300	31,304
Owens & Minor Inc.	15,828	450,465
Pain Therapeutics Inc. (a)	8,959	55,367
Palomar Medical Technologies Inc. (a)	4,424	45,700
Par Pharmaceutical Companies Inc. (a)	8,921	259,423
Parexel International Corp. (a)	14,734	340,797
PDI Inc. (a)	2,236	19,543
PDL BioPharma Inc.	34,715	182,601
Peregrine Pharmaceuticals Inc. (a)	12,999	18,849
Pharmacyclics Inc. (a)	9,593	77,320
Pharmasset Inc. (a)	7,300	215,350
PharMerica Corp. (a)	7,618	72,600
Pozen Inc. (a)	6,699	47,429
Progenics Pharmaceuticals Inc. (a)	6,869	34,688
Prospect Medical Holdings Inc. (a)	2,383	20,256
Providence Service Corp. (a)	2,699	44,237
PSS World Medical Inc. (a)	14,184	303,254
Psychiatric Solutions Inc. (a)	14,243	477,853
PURE Bioscience (a)	8,994	20,776
Quality Systems Inc.	4,776	316,697
Questcor Pharmaceuticals Inc. (a)	13,100	129,952
Quidel Corp. (a)	5,200	57,148
RehabCare Group Inc. (a)	6,057	122,473
Res-Care Inc. (a)	6,388	84,769
Rigel Pharmaceuticals Inc. (a)	12,566	105,680
Rochester Medical Corp. (a)	2,402	26,206
RTI Biologics Inc. (a)	13,700	36,031
Rural/Metro Corp. (a)	4,756	40,474
Salix Pharmaceuticals Ltd. (a)	14,275	567,003
Sangamo BioSciences Inc. (a)	10,500	36,015
Santarus Inc. (a)	13,300	40,033
Savient Pharmaceuticals Inc. (a)	16,822	384,719
SciClone Pharmaceuticals Inc. (a)	8,700	22,968
Seattle Genetics Inc. (a)	21,070	327,217
Select Medical Holdings Corp. (a)	12,534	96,512
Sequenom Inc. (a)	18,714	131,185
SIGA Technologies Inc. (a)	8,400	71,064
Sirona Dental Systems Inc. (a)	8,300	299,132

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Skilled Healthcare Group Inc. Class A (a)	5,000	$19,650
Solta Medical Inc. (a)	14,830	29,660
Somaxon Pharmaceuticals Inc. (a)	7,017	27,296
SonoSite Inc. (a)	3,669	122,948
Spectranetics Corp. (a)	8,400	45,528
Spectrum Pharmaceuticals Inc. (a)	11,328	47,238
STAAR Surgical Co. (a)	8,624	46,656
StemCells Inc. (a)	26,500	21,995
Stereotaxis Inc. (a)	7,135	29,539
STERIS Corp.	14,831	492,686
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	9,750
Sun Healthcare Group Inc. (a)	18,646	157,932
Sunrise Senior Living Inc. (a)	12,164	41,723
SuperGen Inc. (a)	14,600	30,514
SurModics Inc. (a)	4,000	47,680
Symmetry Medical Inc. (a)	9,208	88,765
Syneron Medical Ltd. (a)	8,795	87,246
Synovis Life Technologies Inc. (a)	2,900	43,355
Synta Pharmaceuticals Corp. (a)	4,600	18,354
Targacept Inc. (a)	6,003	134,107
Team Health Holdings Inc. (a)	3,267	42,177
Theravance Inc. (a)	15,700	315,570
TomoTherapy Inc. (a)	11,800	41,536
Transcend Services Inc. (a)	1,700	25,925
Transcept Pharmaceuticals Inc. (a)	1,890	13,173
Triple-S Management Corp. Class B (a)	5,300	89,305
U.S. Physical Therapy Inc. (a)	3,000	50,160
Unilife Corp. (a)	12,094	72,927
Universal American Financial Corp.	8,156	120,301
Vanda Pharmaceuticals Inc. (a)	6,800	45,424
Vascular Solutions Inc. (a)	4,400	50,512
Vical Inc. (a)	16,063	35,820
ViroPharma Inc. (a)	19,700	293,727
Vital Images Inc. (a)	3,690	48,819
VIVUS Inc. (a)	20,261	135,546
Volcano Corp. (a)	12,600	327,348
WellCare Health Plans Inc. (a)	10,677	309,206
West Pharmaceutical Services Inc.	8,314	285,253
Wright Medical Group Inc. (a)	9,745	140,425
Xenoport Inc. (a)	7,522	53,481
Young Innovations Inc.	1,300	37,193
Zalicus Inc. (a)	16,366	21,276
ZIOPHARM Oncology Inc. (a)	12,091	45,341
Zoll Medical Corp. (a)	5,366	173,161
ZymoGenetics Inc. (a)	12,295	119,876

		33,089,347

Industrials (15.14%)
3D Systems Corp. (a)	4,280	67,239
A123 Systems Inc. (a)	18,174	163,021
Aaon Inc.	3,097	72,841
AAR Corp. (a)	9,503	177,326

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
ABM Industries Inc.	13,035	$281,426
Acacia Research - Acacia Technologies (a)	8,200	144,320
ACCO Brands Corp. (a)	13,532	77,809
Aceto Corp.	5,964	40,496
Actuant Corp. Class A	17,045	391,353
Acuity Brands Inc.	10,913	482,791
Administaff Inc.	5,399	145,395
Advanced Battery Technologies Inc. (a)	13,608	48,853
Advisory Board Co., The (a)	3,978	175,629
Aerovironment Inc. (a)	4,104	91,314
Air Transport Services Group Inc. (a)	14,900	90,741
Aircastle Ltd.	11,900	100,912
Airtran Holdings Inc. (a)	33,983	249,775
Alamo Group Inc.	1,285	28,694
Alaska Air Group Inc. (a)	9,017	460,138
Albany International Corp. Class A	6,951	131,513
Allegiant Travel Co.	3,910	165,471
Altra Holdings Inc. (a)	6,900	101,637
AMERCO (a)	2,288	181,850
American Commercial Lines Inc. (a)	2,218	61,838
American Railcar Industries Inc. (a)	2,109	33,069
American Reprographics Co. (a)	9,321	73,170
American Science & Engineering Inc.	2,281	167,996
American Superconductor Corp. (a)	10,996	341,976
American Woodmark Corp.	2,533	44,910
Ameron International Corp.	2,352	159,842
Ampco-Pittsburgh Corp.	2,200	54,604
AO Smith Corp.	6,129	354,808
APAC Customer Services Inc. (a)	6,500	36,790
Apogee Enterprises Inc.	7,136	65,294
Applied Energetics Inc. (a)	20,113	22,527
Applied Industrial Technologies Inc.	10,249	313,619
Applied Signal Technology Inc.	3,400	84,592
Argan Inc. (a)	1,800	16,830
Arkansas Best Corp.	6,490	157,253
ArvinMeritor Inc. (a)	23,315	362,315
Astec Industries Inc. (a)	5,214	148,755
Astronics Corp. (a)	2,400	41,880
ATC Technology Corp. (a)	5,068	125,382
Atlas Air Worldwide Holdings Inc. (a)	6,443	324,083
Avis Budget Group Inc. (a)	25,700	299,405
AZZ Inc.	3,100	132,804
Badger Meter Inc.	3,730	150,990
Baldor Electric Co.	11,772	475,589
Baltic Trading Ltd.	4,089	45,020
Barnes Group Inc.	11,844	208,336
Barrett Business Services Inc.	1,800	27,342
Beacon Roofing Supply Inc. (a)	10,985	160,051
Belden Inc.	11,773	310,572
Blount International Inc. (a)	11,994	152,684
BlueLinx Holdings Inc. (a)	2,600	10,374
Bowne & Co. Inc.	9,521	107,873
Brady Corp.	12,113	353,336
Briggs & Stratton Corp.	12,780	242,948
Brink’s Co., The	11,999	275,977

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Broadwind Energy Inc. (a)	23,200	$43,384
Builders FirstSource Inc. (a)	8,605	19,619
CAI International Inc. (a)	2,300	34,891
Capstone Turbine Corp. (a)	61,237	47,281
Cascade Corp.	2,362	75,112
Casella Waste Systems Inc. Class A (a)	6,114	25,679
CBIZ Inc. (a)	11,236	66,629
CDI Corp.	2,986	38,579
Celadon Group Inc. (a)	4,500	62,145
Cenveo Inc. (a)	13,671	68,765
Ceradyne Inc. (a)	6,620	154,577
Chart Industries Inc. (a)	7,300	148,628
CIRCOR International Inc.	4,321	136,544
Clarcor Inc.	12,613	487,240
Clean Harbors Inc. (a)	5,768	390,782
Coleman Cable Inc. (a)	2,870	17,191
Colfax Corp. (a)	6,144	91,361
Columbus McKinnon Corp. (a)	5,000	82,950
Comfort Systems USA Inc.	9,873	105,937
Commercial Vehicle Group Inc. (a)	5,996	61,039
Consolidated Graphics Inc. (a)	2,101	87,086
Corporate Executive Board Co., The	8,700	274,572
CoStar Group Inc. (a)	5,088	247,836
Courier Corp.	2,501	35,564
CRA International Inc. (a)	2,815	50,811
Cubic Corp.	3,965	161,772
Curtiss-Wright Corp.	11,478	347,783
Deluxe Corp.	13,100	250,603
DigitalGlobe Inc. (a)	6,887	209,365
Dolan Co., The (a)	7,800	88,686
Dollar Thrifty Automotive Group Inc. (a)	7,012	351,582
Douglas Dynamics Inc.	2,810	34,704
Ducommun Inc.	2,528	55,060
DXP Enterprises Inc. (a)	2,100	39,858
Dycom Industries Inc. (a)	9,933	99,231
Dynamex Inc. (a)	2,604	39,711
Dynamic Materials Corp.	3,254	49,168
Eagle Bulk Shipping Inc. (a)	15,477	80,790
EMCOR Group Inc. (a)	16,656	409,571
Encore Wire Corp.	4,695	96,294
Ener1 Inc. (a)	17,000	62,560
Energy Recovery Inc. (a)	8,400	30,156
EnergySolutions Inc.	22,500	113,175
EnerNOC Inc. (a)	4,930	154,851
EnerSys (a)	12,085	301,762
Ennis Inc.	6,632	118,646
EnPro Industries Inc. (a)	5,048	157,901
ESCO Technologies Inc.	6,710	223,175
Esterline Technologies Corp. (a)	7,489	428,595
Excel Maritime Carriers Ltd. (a)	9,915	55,722
Exponent Inc. (a)	3,429	115,180
Federal Signal Corp.	15,434	83,189
Flow International Corp. (a)	10,400	27,352
Force Protection Inc. (a)	17,900	90,216
Forward Air Corp.	7,408	192,608

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Franklin Covey Co. (a)	3,100	$24,645
Franklin Electric Co. Inc.	5,898	195,578
Freightcar America Inc.	3,160	77,736
Fuel Tech Inc. (a)	4,500	28,215
FuelCell Energy Inc. (a)	16,710	20,553
Furmanite Corp. (a)	9,400	45,872
G&K Services Inc. Class A	4,380	100,127
Genco Shipping & Trading Ltd. (a)	6,594	105,108
GenCorp Inc. (a)	12,926	63,596
Generac Holdings Inc. (a)	4,690	63,972
Genesee & Wyoming Inc. (a)	9,450	410,036
Geo Group Inc., The (a)	16,320	381,072
GeoEye Inc. (a)	5,800	234,784
Gibraltar Industries Inc. (a)	6,882	61,800
Global Defense Technology & Systems Inc. (a)	1,300	17,810
Gorman-Rupp Co., The	2,987	82,322
GP Strategies Corp. (a)	3,800	34,542
GrafTech International Ltd. (a)	30,453	475,980
Graham Corp.	2,600	40,352
Granite Construction Inc.	8,653	196,769
Great Lakes Dredge & Dock Co.	14,800	85,988
Greenbrier Companies Inc. (a)	4,134	64,449
Griffon Corp. (a)	11,136	135,748
H&E Equipment Services Inc. (a)	7,000	55,790
Hawaiian Holdings Inc. (a)	13,200	79,068
Hawk Corp. Class A (a)	1,400	60,578
Healthcare Services Group Inc.	10,965	249,892
Heartland Express Inc.	12,876	191,466
Heico Corp.	7,347	335,317
Heidrick & Struggles International Inc.	4,312	83,998
Herley Industries Inc. (a)	3,295	54,368
Herman Miller Inc.	14,200	279,456
Hexcel Corp. (a)	24,432	434,645
Higher One Holdings Inc. (a)	2,571	42,396
Hill International Inc. (a)	5,992	26,844
HNI Corp.	11,347	326,340
Hoku Corp. (a)	4,908	13,399
Horizon Lines Inc.	7,700	32,340
Houston Wire & Cable Co.	4,500	45,135
Hub Group Inc. (a)	9,350	273,581
Hudson Highland Group Inc. (a)	8,166	28,091
Huron Consulting Group Inc. (a)	5,490	120,725
ICF International Inc. (a)	4,400	110,308
II-VI Inc. (a)	6,298	235,104
Innerworkings Inc. (a)	6,652	43,704
Insituform Technologies Inc. (a)	9,556	231,064
Insteel Industries Inc.	4,500	40,410
Interface Inc.	12,505	177,946
Interline Brands Inc. (a)	8,339	150,436
International Shipholding Corp.	1,333	37,644
Jetblue Airways Corp. (a)	60,435	404,310
John Bean Technologies Corp.	7,000	112,770
Kadant Inc. (a)	3,158	59,718
Kaman Corp.	6,546	171,571
Kaydon Corp.	8,385	290,121

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Kelly Services Inc. Class A (a)	6,716	$78,779
Kforce Inc. (a)	7,426	101,885
Kimball International Inc. Class B	7,983	46,541
Knight Transportation Inc.	14,396	278,275
Knoll Inc.	12,044	186,802
Korn/Ferry International (a)	11,433	189,102
Kratos Defense & Security Solutions Inc. (a)	3,987	42,462
L.B. Foster Co. (a)	2,536	73,392
LaBarge Inc. (a)	3,100	38,719
Ladish Co. Inc. (a)	4,100	127,633
Lawson Products Inc.	911	13,911
Layne Christensen Co. (a)	4,986	129,088
LECG Corp. (a)	6,484	7,132
Lindsay Corp.	3,098	134,205
LMI Aerospace Inc. (a)	2,200	35,024
LSI Industries Inc.	4,647	29,834
Lydall Inc. (a)	4,190	30,838
M & F Worldwide Corp. (a)	2,764	67,303
Marten Transport Ltd.	3,865	89,591
MasTec Inc. (a)	13,381	138,092
McGrath Rentcorp	6,040	144,658
Metalico Inc. (a)	8,499	32,551
Met-Pro Corp.	3,800	38,342
Michael Baker Corp. (a)	2,000	65,920
Middleby Corp. (a)	4,193	265,794
Miller Industries Inc.	2,400	32,472
Mine Safety Appliances Co.	6,818	184,768
Mistras Group Inc. (a)	3,862	44,722
Mobile Mini Inc. (a)	9,094	139,502
Moog Inc. Class A (a)	11,440	406,234
Mueller Industries Inc.	9,111	241,350
Mueller Water Products Inc.	38,803	117,185
Multi-Color Corp.	2,473	38,084
MYR Group Inc. (a)	4,400	72,116
NACCO Industries Inc. Class A	1,548	135,280
Navigant Consulting Inc. (a)	12,148	141,281
NCI Building Systems Inc. (a)	4,554	43,400
Nordson Corp.	8,521	627,912
Northwest Pipe Co. (a)	2,400	42,000
Old Dominion Freight Line Inc. (a)	10,612	269,757
Omega Flex Inc.	600	8,568
On Assignment Inc. (a)	9,300	48,825
Orbital Sciences Corp. (a)	14,229	217,704
Orion Marine Group Inc. (a)	6,764	83,941
P.A.M. Transportation Services Inc. (a)	1,172	14,744
Pacer International Inc. (a)	8,370	50,555
Park-Ohio Holdings Corp. (a)	1,966	26,148
Patriot Transportation Holding Inc. (a)	300	21,039
PGT Inc. (a)	5,537	12,624
Pike Electric Corp. (a)	4,100	29,848
Pinnacle Airlines Corp. (a)	4,473	24,288
PMFG Inc. (a)	3,300	56,265
Polypore International Inc. (a)	5,800	174,928
Powell Industries Inc. (a)	1,955	60,840
PowerSecure International Inc. (a)	4,100	37,966

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Preformed Line Products Co.	500	$17,435
Primoris Services Corp.	5,364	35,081
Quality Distribution Inc. (a)	3,176	20,231
Quanex Building Products Corp.	9,641	166,500
RailAmerica Inc. (a)	5,097	49,084
Raven Industries Inc.	4,092	155,046
RBC Bearings Inc. (a)	5,600	190,288
Republic Airways Holdings Inc. (a)	8,832	73,129
Resources Connection Inc.	11,264	154,993
Roadrunner Transportation Systems Inc. (a)	2,631	28,520
Robbins & Myers Inc.	6,648	178,033
Rollins Inc.	10,751	251,358
RSC Holdings Inc. (a)	12,500	93,250
Rush Enterprises Inc. Class A (a)	8,168	125,297
Saia Inc. (a)	3,435	51,285
SatCon Technology Corp. (a)	17,287	64,999
Sauer-Danfoss Inc. (a)	2,839	60,442
Schawk Inc.	2,782	51,356
School Specialty Inc. (a)	4,764	61,980
Seaboard Corp.	84	148,764
SFN Group Inc. (a)	13,293	79,891
Simpson Manufacturing Co. Inc.	9,957	256,691
SkyWest Inc.	13,721	191,545
Standard Parking Corp. (a)	3,900	66,690
Standard Register Co., The	4,996	14,588
Standex International Corp.	3,127	75,642
Steelcase Inc.	18,200	151,606
Sterling Construction Company Inc. (a)	3,400	42,092
Sun Hydraulics Corp.	3,200	90,208
Sykes Enterprises Inc. (a)	10,435	141,707
TAL International Group Inc.	4,500	108,990
Taser International Inc. (a)	15,892	61,661
Team Inc. (a)	4,800	82,608
Tecumseh Products Co. Class A (a)	4,403	50,502
Teledyne Technologies Inc. (a)	9,113	362,880
Tennant Co.	4,771	147,424
Tetra Tech Inc. (a)	15,321	321,281
Textainer Group Holdings Ltd.	2,200	58,828
Thermadyne Holdings Corp. (a)	2,226	31,453
Titan International Inc.	9,047	122,768
Titan Machinery Inc. (a)	3,300	53,790
Tredegar Corp.	6,099	115,759
Trex Co. Inc. (a)	3,934	75,021
TriMas Corp. (a)	3,700	54,945
Triumph Group Inc.	4,082	304,476
TrueBlue Inc. (a)	11,110	151,652
Tutor Perini Corp. (a)	6,473	130,043
Twin Disc Inc.	2,052	28,625
Ultrapetrol Bahamas Ltd. (a)	5,800	37,236
UniFirst Corp.	3,575	157,836
United Capital Corp. (a)	400	9,732
United Rentals Inc. (a)	15,400	228,536
United Stationers Inc. (a)	6,154	329,301
Universal Forest Products Inc.	4,910	143,618
Universal Truckload Services Inc. (a)	1,400	21,924

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
UQM Technologies Inc. (a)	9,117	$23,340
US Airways Group Inc. (a)	40,631	375,837
US Ecology Inc.	4,558	72,928
USA Truck Inc. (a)	2,155	32,282
Viad Corp.	5,162	99,833
Vicor Corp.	4,808	70,245
Volt Information Sciences Inc. (a)	2,941	21,175
VSE Corp.	1,100	38,797
Wabash National Corp. (a)	14,743	119,271
Watsco Inc.	7,068	393,546
Watts Water Technologies Inc.	7,351	250,302
Werner Enterprises Inc.	10,826	221,825
Woodward Governor Co.	15,510	502,834
Xerium Technologies Inc. (a)	1,918	25,279

		39,200,768

Information Technology (18.57%)
ACI Worldwide Inc. (a)	8,316	186,195
Acme Packet Inc. (a)	11,000	417,340
Actel Corp. (a)	5,237	83,530
Actuate Corp. (a)	11,400	58,710
Acxiom Corp. (a)	16,961	269,001
ADC Telecommunications Inc. (a)	24,343	308,426
Adtran Inc.	15,632	551,810
Advanced Analogic Technologies Inc. (a)	11,000	38,610
Advanced Energy Industries Inc. (a)	9,633	125,807
Advent Software Inc. (a)	3,905	203,802
Agilysys Inc. (a)	3,514	22,841
Alpha & Omega Semiconductor Ltd. (a)	1,190	13,518
American Software Inc. Class A	5,400	31,860
Amkor Technology Inc. (a)	25,264	165,984
ANADIGICS Inc. (a)	16,000	97,440
Anaren Inc. (a)	3,746	62,895
Ancestry.com Inc. (a)	4,882	111,114
Anixter International Inc. (a)	7,035	379,820
Applied Micro Circuits Corp. (a)	16,762	167,620
Archipelago Learning Inc. (a)	3,085	36,927
ArcSight Inc. (a)	6,228	271,292
Ariba Inc. (a)	22,031	416,386
Arris Group Inc. (a)	31,406	306,837
Art Technology Group Inc. (a)	39,296	162,292
Aruba Networks Inc. (a)	19,169	409,066
Aspen Technology Inc. (a)	15,562	161,378
ATMI Inc. (a)	7,988	118,702
Aviat Networks Inc. (a)	15,150	61,964
Avid Technology Inc. (a)	7,200	94,392
Axcelis Technologies Inc. (a)	25,726	49,651
AXT Inc. (a)	7,625	50,478
Bel Fuse Inc.	2,483	51,696
Benchmark Electronics Inc. (a)	15,476	253,806
BigBand Networks Inc. (a)	15,044	42,725
Black Box Corp.	4,455	142,827
Blackbaud Inc.	11,211	269,512
Blackboard Inc. (a)	8,491	306,016

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Blue Coat Systems Inc. (a)	10,420	$250,705
Bottomline Technologies Inc. (a)	6,431	98,780
Brightpoint Inc. (a)	17,661	123,450
Brooks Automation Inc. (a)	16,449	110,373
Cabot Microelectronics Corp. (a)	5,961	191,825
CACI International Inc. (a)	7,592	343,614
Calix Inc. (a)	1,887	27,097
Cass Information Systems Inc.	2,055	70,507
Cavium Networks Inc. (a)	10,961	315,238
CDC Corp. Class A (a)	8,330	35,236
CEVA Inc. (a)	4,900	70,070
Checkpoint Systems Inc. (a)	9,715	197,700
Ciber Inc. (a)	17,243	51,901
Cirrus Logic Inc. (a)	16,697	297,874
Cogent Inc. (a)	13,285	141,352
Cognex Corp.	10,161	272,518
Coherent Inc. (a)	6,300	252,063
Cohu Inc.	6,008	75,641
Commvault Systems Inc. (a)	10,988	286,018
Compellent Technologies Inc. (a)	5,831	106,008
Computer Task Group Inc. (a)	3,600	27,504
comScore Inc. (a)	5,528	130,019
Comtech Telecommunications Corp. (a)	6,897	188,633
Comverge Inc. (a)	5,728	45,022
Concur Technologies Inc. (a)	10,049	496,823
Conexant Systems Inc. (a)	20,115	32,989
Constant Contact Inc. (a)	7,200	154,296
Convio Inc. (a)	1,935	17,841
CPI International Inc. (a)	1,700	23,800
Cray Inc. (a)	8,422	55,585
CSG Systems International Inc. (a)	8,065	147,025
CTS Corp.	8,641	83,126
Cymer Inc. (a)	7,376	273,502
Daktronics Inc.	8,552	83,981
DDi Corp.	3,300	30,492
DealerTrack Holdings Inc. (a)	9,641	164,668
Deltek Inc. (a)	4,405	35,284
DemandTec Inc. (a)	5,100	47,991
DG FastChannel Inc. (a)	6,197	134,785
Diamond Management & Technology Consultants Inc.	5,800	72,500
Dice Holdings Inc. (a)	4,018	34,073
Digi International Inc. (a)	6,080	57,699
Digimarc Corp. (a)	1,781	41,782
Digital River Inc. (a)	9,678	329,439
Diodes Inc. (a)	8,346	142,633
DivX Inc. (a)	8,000	76,240
DSP Group Inc. (a)	5,824	40,768
DTS Inc. (a)	4,484	171,154
EarthLink Inc.	26,540	241,249
Ebix Inc. (a)	6,900	161,805
Echelon Corp. (a)	8,344	71,341
Echo Global Logistics Inc. (a)	2,800	35,756
Electro Rent Corp.	4,506	59,840
Electro Scientific Industries Inc. (a)	7,038	78,192
Electronics for Imaging Inc. (a)	10,508	127,357

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
EMS Technologies Inc. (a)	3,839	$71,521
Emulex Corp. (a)	20,880	217,987
Energy Conversion Devices Inc. (a)	11,814	59,306
Entegris Inc. (a)	32,813	153,237
Entropic Communications Inc. (a)	14,200	136,320
Epicor Software Corp. (a)	12,114	105,392
EPIQ Systems Inc.	8,190	100,409
ePlus Inc. (a)	1,118	23,981
Euronet Worldwide Inc. (a)	12,297	221,223
Evergreen Solar Inc. (a)	48,270	35,430
Exar Corp. (a)	8,967	53,712
Exlservice Holdings Inc. (a)	3,664	71,265
Extreme Networks Inc. (a)	22,764	70,796
Fabrinet (a)	2,428	38,411
Fair Isaac Corp.	10,402	256,513
FalconStor Software Inc. (a)	8,816	26,977
FARO Technologies Inc. (a)	4,249	92,671
FEI Co. (a)	9,186	179,770
Finisar Corp. (a)	18,866	354,492
Formfactor Inc. (a)	12,443	107,010
Forrester Research Inc. (a)	3,452	114,192
Fortinet Inc. (a)	10,009	250,225
FSI International Inc. (a)	8,084	21,503
Gerber Scientific Inc. (a)	6,434	39,698
Global Cash Access Holdings Inc. (a)	12,537	51,151
Globecomm Systems Inc. (a)	5,200	43,524
GSI Commerce Inc. (a)	16,544	408,637
GSI Technology Inc. (a)	4,300	24,639
GT Solar International Inc. (a)	15,500	129,735
Guidance Software Inc. (a)	3,644	21,281
Hackett Group Inc., The (a)	4,794	19,799
Harmonic Inc. (a)	24,110	165,877
Heartland Payment Systems Inc.	9,600	146,112
Hittite Microwave Corp. (a)	6,800	324,020
Hughes Communications Inc. (a)	2,300	62,675
Hutchinson Technology Inc. (a)	5,761	19,991
Hypercom Corp. (a)	11,541	75,016
ICx Technologies Inc. (a)	2,700	20,385
iGate Corp.	5,826	105,684
Ikanos Communications Inc. (a)	9,706	11,550
Imation Corp. (a)	7,659	71,458
Immersion Corp. (a)	7,200	42,552
Infinera Corp. (a)	21,021	245,315
InfoSpace Inc. (a)	8,720	75,515
Insight Enterprises Inc. (a)	11,548	180,611
Integral Systems Inc. (a)	4,406	32,516
Integrated Device Technology Inc. (a)	40,003	234,018
Integrated Silicon Solution Inc. (a)	6,439	55,440
Interactive Intelligence Inc. (a)	3,111	54,754
InterDigital Inc. (a)	10,992	325,473
Intermec Inc. (a)	12,204	149,621
Internap Network Services Corp. (a)	12,990	63,781
Internet Brands Inc. (a)	6,900	91,632
Internet Capital Group Inc. (a)	9,421	103,914
Intevac Inc. (a)	5,632	56,376
Intralinks Holdings Inc. (a)	2,733	46,215

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
IPG Photonics Corp. (a)	6,926	$167,194
Isilon Systems Inc. (a)	6,341	141,277
Ixia (a)	7,699	95,468
IXYS Corp. (a)	6,314	60,299
j2 Global Communications Inc. (a)	11,290	268,589
Jack Henry & Associates Inc.	21,514	548,607
JDA Software Group Inc. (a)	10,482	265,824
Keithley Instruments Inc.	2,850	61,304
Kenexa Corp. (a)	5,800	101,616
Keynote Systems Inc.	2,890	33,582
KIT Digital Inc. (a)	5,045	60,490
Knot Inc., The (a)	7,700	70,301
Kopin Corp. (a)	17,100	60,705
Kulicke & Soffa Industries Inc. (a)	17,182	106,357
KVH Industries Inc. (a)	3,400	51,034
L-1 Identity Solutions Inc. (a)	19,247	225,767
Lattice Semiconductor Corp. (a)	29,593	140,567
Lawson Software Inc. (a)	34,480	292,046
Limelight Networks Inc. (a)	8,779	51,621
Lionbridge Technologies Inc. (a)	14,200	61,060
Liquidity Services Inc. (a)	3,900	62,439
Littelfuse Inc. (a)	5,537	241,967
LivePerson Inc. (a)	10,600	89,040
Local.com Corp. (a)	4,233	18,710
LogMeIn Inc. (a)	3,870	139,243
LoopNet Inc. (a)	5,100	60,384
Loral Space & Communications Inc. (a)	2,800	146,160
LTX-Credence Corp. (a)	36,890	77,100
Magma Design Automation Inc. (a)	13,270	49,099
Manhattan Associates Inc. (a)	5,805	170,377
ManTech International Corp. (a)	5,555	219,978
Marchex Inc. Class B	4,466	24,340
Mattson Technology Inc. (a)	12,335	33,921
MAXIMUS Inc.	4,499	277,048
MaxLinear Inc. Class A (a)	1,686	18,917
Maxwell Technologies Inc. (a)	7,100	103,731
Measurement Specialties Inc. (a)	3,700	68,376
Mentor Graphics Corp. (a)	26,156	276,469
Mercury Computer Systems Inc. (a)	5,578	67,103
Meru Networks Inc. (a)	1,370	23,619
Methode Electronics Inc.	9,667	87,776
Micrel Inc.	13,095	129,117
Microsemi Corp. (a)	20,461	350,906
MicroStrategy Inc. (a)	2,325	201,368
Microtune Inc. (a)	13,377	38,793
Microvision Inc. (a)	22,022	48,228
Mindspeed Technologies Inc. (a)	7,951	61,779
MIPS Technologies Inc. (a)	12,120	117,928
MKS Instruments Inc. (a)	12,578	226,152
ModusLink Global Solutions Inc. (a)	11,795	74,898
MoneyGram International Inc. (a)	20,500	50,020
Monolithic Power Systems Inc. (a)	8,503	138,854
Monotype Imaging Holdings Inc. (a)	5,400	49,410
MoSys Inc. (a)	6,482	31,632
Move Inc. (a)	39,408	87,880
MTS Systems Corp.	4,270	132,370

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Multi-Fineline Electronix Inc. (a)	2,534	$55,723
Nanometrics Inc. (a)	4,504	67,785
NCI Inc. (a)	1,700	32,164
Netezza Corp. (a)	13,295	358,300
Netgear Inc. (a)	8,448	228,180
Netlogic Microsystems Inc. (a)	15,573	429,503
NetScout Systems Inc. (a)	7,800	159,978
NetSuite Inc. (a)	4,200	98,994
Network Engines Inc. (a)	9,094	13,277
Network Equipment Technologies Inc. (a)	7,100	24,495
Newport Corp. (a)	9,418	106,800
NIC Inc.	12,806	106,162
Novatel Wireless Inc. (a)	7,780	61,306
NVE Corp. (a)	1,200	51,636
Occam Networks Inc. (a)	3,193	25,001
Oclaro Inc. (a)	12,466	199,581
Omnivision Technologies Inc. (a)	13,345	307,469
Online Resources Corp. (a)	6,818	30,272
OpenTable Inc. (a)	4,000	272,320
Openwave Systems Inc. (a)	21,400	36,380
Oplink Communications Inc. (a)	5,145	102,077
OPNET Technologies Inc.	3,200	58,080
OpNext Inc. (a)	6,272	9,847
OSI Systems Inc. (a)	4,265	154,905
Parametric Technology Corp. (a)	29,244	571,428
Park Electrochemical Corp.	5,188	136,652
PC Connection Inc. (a)	2,020	13,797
PC-Tel Inc. (a)	4,458	27,372
PDF Solutions Inc. (a)	6,063	22,433
Pegasystems Inc.	4,240	131,652
Perficient Inc. (a)	6,200	56,668
Pericom Semiconductor Corp. (a)	6,609	57,432
Photronics Inc. (a)	13,272	70,209
Plantronics Inc.	11,796	398,469
Plexus Corp. (a)	9,940	291,739
PLX Technology Inc. (a)	9,111	32,982
Power Integrations Inc.	6,089	193,569
Power-One Inc. (a)	17,418	158,330
Powerwave Technologies Inc. (a)	33,836	61,582
Presstek Inc. (a)	7,006	15,343
Progress Software Corp. (a)	10,535	348,708
PROS Holdings Inc. (a)	5,100	47,328
QAD Inc. (a)	3,647	15,172
QLIK Technologies Inc. (a)	3,324	73,294
Quantum Corp. (a)	52,395	111,077
Quest Software Inc. (a)	14,573	358,350
QuinStreet Inc. (a)	2,698	40,551
Rackspace Hosting Inc. (a)	24,335	632,223
Radiant Systems Inc. (a)	6,914	118,229
Radisys Corp. (a)	5,229	49,257
RealD Inc. (a)	3,598	66,527
RealNetworks Inc. (a)	21,479	70,022
RealPage Inc. (a)	3,516	67,085
Renaissance Learning Inc.	3,392	34,564
RF Micro Devices Inc. (a)	67,298	413,210

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Richardson Electronics Ltd.	3,533	$37,096
RightNow Technologies Inc. (a)	5,594	110,202
Rimage Corp. (a)	2,297	37,763
Riverbed Technology Inc. (a)	15,800	720,164
Rofin-Sinar Technologies Inc. (a)	8,234	208,979
Rogers Corp. (a)	3,965	124,818
Rosetta Stone Inc. (a)	2,689	57,114
Rubicon Technology Inc. (a)	3,700	83,953
Rudolph Technologies Inc. (a)	7,917	65,790
S1 Corp. (a)	13,272	69,147
Saba Software Inc. (a)	6,000	32,640
Sanmina-SCI Corp. (a)	19,926	240,706
Sapient Corp.	26,008	311,316
SAVVIS Inc. (a)	9,300	196,044
ScanSource Inc. (a)	6,678	185,248
SeaChange International Inc. (a)	6,200	45,942
Semtech Corp. (a)	15,022	303,294
ShoreTel Inc. (a)	11,239	55,745
Sigma Designs Inc. (a)	7,596	87,278
Silicon Graphics International Corp. (a)	7,700	59,752
Silicon Image Inc. (a)	19,173	91,647
Smart Modular Technologies (WWH) Inc. (a)	13,225	79,747
Smith Micro Software Inc. (a)	7,300	72,562
SolarWinds Inc. (a)	8,800	151,888
Sonic Solutions (a)	6,523	74,232
Sonus Networks Inc. (a)	52,506	185,346
Sourcefire Inc. (a)	6,900	198,996
Spansion Inc. Class A (a)	3,069	45,943
Spectrum Control Inc. (a)	3,100	45,632
SPS Commerce Inc. (a)	1,406	18,025
SRA International Inc. (a)	10,452	206,113
SRS Labs Inc. (a)	2,700	25,218
SS&C Technologies Holdings Inc. (a)	3,317	52,409
Stamps.com Inc. (a)	3,028	39,364
Standard Microsystems Corp. (a)	5,632	128,466
STEC Inc. (a)	10,200	126,990
Stratasys Inc. (a)	5,214	144,532
SuccessFactors Inc. (a)	15,773	396,060
Super Micro Computer Inc. (a)	5,907	61,374
Supertex Inc. (a)	2,780	61,494
Support.com Inc. (a)	11,300	51,754
Sycamore Networks Inc.	4,927	159,684
Symmetricom Inc. (a)	11,346	64,899
Synaptics Inc. (a)	8,524	239,865
Synchronoss Technologies Inc. (a)	4,800	85,488
SYNNEX Corp. (a)	5,605	157,725
Syntel Inc.	3,258	144,981
Take-Two Interactive Software Inc. (a)	17,600	178,464
Taleo Corp. (a)	9,733	282,160
Technitrol Inc.	10,480	46,217
TechTarget (a)	2,726	14,312
Tekelec (a)	16,819	217,974
TeleCommunication Systems Inc. Class A (a)	9,800	38,318
TeleNav Inc. (a)	2,208	11,680
TeleTech Holdings Inc. (a)	7,005	103,954

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Terremark Worldwide Inc. (a)	14,593	$150,892
TESSCO Technologies Inc.	1,315	19,817
Tessera Technologies Inc. (a)	12,272	227,032
THQ Inc. (a)	17,309	69,582
TIBCO Software Inc. (a)	41,402	734,471
Tier Technologies Inc. Class B (a)	4,300	23,822
TiVo Inc. (a)	29,640	268,538
TNS Inc. (a)	6,315	107,039
Travelzoo Inc. (a)	1,300	33,488
Trident Microsystems Inc. (a)	16,084	27,504
TriQuint Semiconductor Inc. (a)	40,141	385,354
TTM Technologies Inc. (a)	20,560	201,282
Tyler Technologies Inc. (a)	7,990	161,078
Ultimate Software Group Inc. (a)	6,233	240,843
Ultra Clean Holdings Inc. (a)	5,323	45,884
Ultratech Inc. (a)	6,079	103,951
Unica Corp. (a)	3,400	71,332
Unisys Corp. (a)	10,679	297,944
United Online Inc.	21,456	122,728
Universal Display Corp. (a)	7,433	174,676
UTStarcom Inc. (a)	28,543	61,938
ValueClick Inc. (a)	20,164	263,745
VASCO Data Security International Inc. (a)	6,902	44,863
Veeco Instruments Inc. (a)	10,102	352,257
VeriFone Systems Inc. (a)	21,400	664,898
ViaSat Inc. (a)	8,299	341,172
Viasystems Group Inc. (a)	1,056	16,051
Virnetx Holding Corp.	8,227	120,772
Virtusa Corp. (a)	3,400	32,946
Vocus Inc. (a)	4,300	79,464
Volterra Semiconductor Corp. (a)	6,521	140,332
Wave Systems Corp. Class A (a)	20,279	45,425
Websense Inc. (a)	10,802	191,627
Wright Express Corp. (a)	9,698	346,316
X-Rite Inc. (a)	6,000	22,740
Xyratex Ltd. (a)	7,527	111,701
Zix Corp. (a)	17,300	49,132
Zoran Corp. (a)	13,294	101,566
Zygo Corp. (a)	3,800	37,240

		48,059,017

Materials (5.31%)
A. Schulman Inc.	8,245	166,137
AEP Industries Inc. (a)	1,400	33,068
Allied Nevada Gold Corp. (a)	18,685	495,152
AM Castle & Co. (a)	4,189	55,504
AMCOL International Corp.	6,044	158,292
American Vanguard Corp.	5,013	30,980
Arch Chemicals Inc.	5,682	199,381
Balchem Corp.	6,888	212,564
Boise Inc. (a)	17,696	114,847
Brush Engineered Materials Inc. (a)	5,152	146,523
Buckeye Technologies Inc.	9,680	142,393
Calgon Carbon Corp. (a)	14,052	203,754
Capital Gold Corp. (a)	12,693	61,307

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Century Aluminum Co. (a)	15,900	$209,403
Clearwater Paper Corp. (a)	2,938	223,523
Coeur d’Alene Mines Corp. (a)	22,288	443,977
Deltic Timber Corp.	2,730	122,304
Ferro Corp. (a)	21,217	273,487
General Moly Inc. (a)	16,300	59,658
Georgia Gulf Corp. (a)	8,480	138,563
Globe Specialty Metals Inc. (a)	15,205	213,478
Golden Star Resources Ltd. (a)	64,808	320,152
Graham Packaging Co Inc. (a)	4,063	48,025
Graphic Packaging Holding Co. (a)	28,660	95,724
Hawkins Inc.	2,165	76,684
Haynes International Inc.	3,100	108,252
HB Fuller Co.	11,954	237,526
Headwaters Inc. (a)	14,620	52,632
Hecla Mining Co. (a)	63,871	403,665
Horsehead Holding Corp. (a)	10,929	107,869
Innophos Holdings Inc.	5,400	178,740
Jaguar Mining Inc. (a)	21,255	138,158
Kaiser Aluminum Corp.	3,900	166,881
Kapstone Paper and Packaging Corp. (a)	9,673	117,430
KMG Chemicals Inc.	1,601	22,558
Koppers Holdings Inc.	5,119	137,548
Kraton Performance Polymers Inc. (a)	2,614	70,970
Landec Corp. (a)	6,700	41,607
Louisiana-Pacific Corp. (a)	31,710	240,045
LSB Industries Inc. (a)	4,400	81,708
Metals USA Holdings Corp. (a)	2,796	36,292
Minerals Technologies Inc.	4,609	271,562
Molycorp Inc. (a)	6,371	180,236
Myers Industries Inc.	8,045	69,107
Neenah Paper Inc.	3,553	54,006
NewMarket Corp.	2,533	287,951
NL Industries Inc.	1,843	16,734
Noranda Aluminum Holding Corp. (a)	2,804	23,049
Olin Corp.	19,810	399,370
Olympic Steel Inc.	2,300	52,877
OM Group Inc. (a)	7,691	231,653
Omnova Solutions Inc. (a)	10,758	77,350
P. H. Glatfelter Co.	11,596	141,007
PolyOne Corp. (a)	23,048	278,650
Quaker Chemical Corp.	2,800	91,168
Rock-Tenn Co. Class A	9,722	484,253
Rockwood Holdings Inc. (a)	13,125	413,044
RTI International Metals Inc. (a)	7,574	231,916
Schweitzer-Mauduit International Inc.	4,431	258,372
Senomyx Inc. (a)	9,852	39,211
Sensient Technologies Corp.	12,353	376,643
Silgan Holdings Inc.	13,280	420,976
Solutia Inc. (a)	30,190	483,644
Spartech Corp. (a)	7,804	64,071
Stepan Co.	1,851	109,413
Stillwater Mining Co. (a)	11,699	197,011
STR Holdings Inc. (a)	7,185	154,765
Texas Industries Inc.	5,227	164,755

	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Thompson Creek Metals Company Inc. (a)	34,891	$376,125
TPC Group Inc. (a)	2,009	47,854
U.S. Energy Corp. (a)	6,598	29,955
United States Lime & Minerals Inc. (a)	800	30,928
Universal Stainless & Alloy Products Inc. (a)	1,624	39,885
US Gold Corp. (a)	20,500	101,885
Verso Paper Corp. (a)	5,778	16,641
Wausau Paper Corp. (a)	11,126	92,235
Westlake Chemical Corp.	5,000	149,650
Worthington Industries Inc.	15,196	228,396
WR Grace & Co. (a)	18,287	510,939
Zep Inc.	5,331	92,973
Zoltek Companies Inc. (a)	7,105	69,061

		13,746,082

Telecommunication Services (0.99%)
AboveNet Inc. (a)	5,694	296,600
Alaska Communications Systems Group Inc.	11,279	114,482
Atlantic Tele-Network Inc.	2,249	110,741
Cbeyond Inc. (a)	7,200	92,376
Cincinnati Bell Inc. (a)	50,085	133,727
Cogent Communications Group Inc. (a)	11,400	107,958
Consolidated Communications Holdings Inc.	6,008	112,169
FiberTower Corp. (a)	11,567	49,044
General Communication Inc. Class A (a)	10,782	107,497
Global Crossing Ltd. (a)	7,300	93,878
Globalstar Inc. (a)	17,372	30,227
ICO Global Communications Holdings Ltd. New (a)	24,046	39,435
IDT Corp. Class B (a)	3,605	64,133
Iridium Communications Inc. (a)	8,383	71,591
Neutral Tandem Inc. (a)	8,000	95,600
NTELOS Holdings Corp.	7,700	130,284
PAETEC Holding Corp. (a)	31,326	128,750
Premiere Global Services Inc. (a)	15,540	110,023
Shenandoah Telecommunications Co.	6,038	109,710
Syniverse Holdings Inc. (a)	17,269	391,488
USA Mobility Inc.	5,566	89,223
Vonage Holdings Corp. (a)	26,479	67,521

		2,546,457

Utilities (3.30%)
Allete Inc.	7,951	289,655
American DG Energy Inc. (a)	4,917	14,653
American States Water Co.	4,678	167,379
Artesian Resources Corp. Class A	1,686	32,152
Avista Corp.	13,606	284,093
Black Hills Corp.	9,889	308,537
Cadiz Inc. (a)	3,002	30,801
California Water Service Group	5,004	184,898

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
Central Vermont Public Service Corp.	2,927	$59,038
CH Energy Group Inc.	4,026	177,788
Chesapeake Utilities Corp.	2,308	83,596
Cleco Corp.	15,280	452,594
Connecticut Water Service Inc.	2,224	53,265
Consolidated Water Co. Ltd.	3,594	34,071
Dynegy Inc. (a)	25,666	124,993
El Paso Electric Co. (a)	10,532	250,451
Empire District Electric Co., The	10,330	208,150
Idacorp Inc.	11,755	422,240
Laclede Group Inc., The	5,588	192,339
MGE Energy Inc.	5,859	231,958
Middlesex Water Co.	3,353	56,465
New Jersey Resources Corp.	10,176	399,103
Nicor Inc.	11,488	526,380
Northwest Natural Gas Co.	6,775	321,474
NorthWestern Corp.	9,111	259,664
Otter Tail Corp.	8,691	177,209
Piedmont Natural Gas Company Inc.	17,605	510,545
PNM Resources Inc.	21,370	243,404
Portland General Electric Co.	19,037	386,070
SJW Corp.	3,348	82,461
South Jersey Industries Inc.	7,598	375,873
Southwest Gas Corp.	11,124	373,655
UIL Holdings Corp.	12,537	353,042
Unisource Energy Corp.	8,811	294,552
Unitil Corp.	2,623	57,575
WGL Holdings Inc.	12,752	481,771
York Water Co.	3,000	48,090

		8,549,984

Total Common Stocks (cost $254,912,786)		253,542,158

Registered Investment Companies (0.95%)
Financials (0.95%)
American Capital Ltd. (a)	84,400	490,364
Apollo Investment Corp.	48,429	495,429
Arlington Asset Investment Corp.
Class A	1,737	40,489
BlackRock Kelso Capital Corp.	16,310	187,565
Capital Southwest Corp.	757	68,736
Fifth Street Finance Corp.	13,594	151,437
Gladstone Capital Corp.	5,050	56,914
Gladstone Investment Corp.	5,110	34,237
Golub Capital BDC LLC Inc.	1,851	28,320
Harris & Harris Group Inc. (a)	6,600	28,182
Hercules Technology Growth Capital Inc.	9,048	91,475
Kayne Anderson Energy
Development Co.	2,600	41,730
Main Street Capital Corp.	2,800	44,492
MCG Capital Corp.	20,058	117,139
Medallion Financial Corp.	3,600	28,044
MVC Capital Inc.	6,554	85,005
NGP Capital Resources Co.	5,276	47,801

	Shares	Value
Registered Investment Companies (Cont.)

Financials (cont.)
PennantPark Investment Corp.	8,400	$89,124
Prospect Capital Corp.	15,976	155,127
Solar Capital Ltd.	1,400	30,030
THL Credit Inc.	2,262	26,646
TICC Capital Corp.	7,300	75,555
Triangle Capital Corp.	2,357	37,665

		2,451,506

Total Registered Investment Companies (cost $2,767,874)		2,451,506

Short-term Investments (1.39%)
JPMorgan U.S. Government Money Market Fund	2,918,602	2,918,602

	Principal amount	Value
U.S. Treasury Bill (b)
0.210%, 11/18/2010	$680,000	$679,885

Total Short-term Investments (cost $3,598,412)		3,598,487

TOTAL INVESTMENTS (100.28%) (cost $261,279,072)		259,592,151
LIABILITIES, NET OF OTHER ASSETS (-0.28%)		(719,573)

NET ASSETS (100.00%)		$258,872,578

(a)	Non-income producing security.
(b)	At September 30, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.80%)

Australia (8.43%)
AGL Energy Ltd.	8,679	$135,645
Alumina Ltd.	48,848	85,457
Amcor Ltd.	24,311	152,971
AMP Ltd.	39,728	196,219
Aristocrat Leisure Ltd.	7,763	26,487
Asciano Group (a)	57,275	91,343
ASX Ltd.	3,342	105,208
Australia & New Zealand Banking Group Ltd.	49,014	1,121,827
AXA Asia Pacific Holdings Ltd.	20,062	99,669
Bendigo and Adelaide Bank Ltd.	7,024	62,120
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	64,926	2,441,766
Billabong International Ltd.	3,939	30,344
BlueScope Steel Ltd.	35,892	76,321
Boral Ltd.	13,586	60,536
Brambles Ltd.	27,998	169,675
Caltex Australia Ltd.	2,825	32,739
CFS Retail Property Trust	34,793	63,727
Coca-Cola Amatil Ltd.	10,924	126,492
Cochlear Ltd.	1,111	75,437
Commonwealth Bank of Australia	30,271	1,497,154
Computershare Ltd.	8,717	82,148
Crown Ltd.	8,609	69,813
CSL Ltd.	11,262	359,759
CSR Ltd.	28,430	49,462
Dexus Property Group	95,930	79,277
Energy Resources of Australia Ltd.	1,423	18,293
Fairfax Media Ltd.	39,734	56,263
Fortescue Metals Group Ltd. (a)	24,374	122,741
Foster’s Group Ltd.	38,123	225,877
Goodman Fielder Ltd.	25,344	31,968
Goodman Group	123,846	77,209
GPT Group	33,723	95,829
Harvey Norman Holdings Ltd.	10,827	39,452
Incitec Pivot Ltd.	31,923	110,770
Insurance Australia Group Ltd.	40,057	140,930
Intoll Group	44,552	64,162
James Hardie Industries SE CDI (a)	8,492	45,964
Leighton Holdings Ltd.	2,610	83,400
Lend Lease Corp. Ltd.	10,521	77,387
Macarthur Coal Ltd.	2,459	27,879
Macquarie Group Ltd.	6,558	229,902
MAP Group	5,823	16,434
Metcash Ltd.	15,386	64,988
Mirvac Group	66,941	86,053
National Australia Bank Ltd.	41,553	1,017,731
Newcrest Mining Ltd.	14,886	570,774
Onesteel Ltd.	26,354	74,634
Orica Ltd.	7,006	174,099
Origin Energy Ltd.	17,002	260,467
OZ Minerals Ltd.	58,903	82,837
Paladin Energy Ltd. (a)	12,671	43,967
Qantas Airways Ltd. (a)	21,256	57,320
QBE Insurance Group Ltd.	19,965	333,069

	Shares	Value
Common Stocks (Cont.)

Australia (Cont.)
Rio Tinto Ltd.	8,514	$631,756
Santos Ltd.	16,177	200,296
Sims Metal Management Ltd.	3,177	54,168
Sonic Healthcare Ltd.	7,081	75,286
SP Ausnet	28,464	23,660
Stockland	46,993	174,417
Suncorp-Metway Ltd.	24,550	213,559
Tabcorp Holding Ltd.	12,347	83,538
Tatts Group Ltd.	24,766	57,211
Telstra Corp. Ltd.	84,441	213,835
Toll Holdings Ltd.	13,244	84,486
Transurban Group	25,648	123,207
Wesfarmers Ltd.	19,597	622,985
Wesfarmers Ltd. PPS	2,984	95,438
Westfield Group	42,812	507,318
Westpac Banking Corp.	58,176	1,306,785
Woodside Petroleum Ltd.	10,645	451,478
Woolworths Ltd.	24,321	677,955
WorleyParsons Ltd.	3,757	80,797

		17,200,170

Austria (0.32%)
Erste Group Bank AG	3,666	146,782
Immoeast Interim Shares (a) (b)	8,216	0
Immofinanz AG (a)	19,528	72,783
Immofinanz AG Interim Shares (a) (b)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,437	51,521
OMV AG	2,980	111,556
Raiffeisen International Bank Holding AG	1,100	51,285
Telekom Austria AG	6,495	97,752
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	39,240
VoestAlpine AG	2,208	81,332

		652,251

Belgium (0.96%)
Ageas	43,871	125,595
Anheuser-Busch InBev NV	14,077	828,069
Belgacom SA	3,020	117,767
Colruyt SA	299	79,036
Compagnie Nationale a Portefeuille	525	27,376
Delhaize Group	1,964	142,439
Dexia SA (a)	10,892	47,990
Groupe Bruxelles Lambert SA	1,544	128,649
KBC GROEP NV (a)	3,112	139,597
Mobistar SA	491	30,067
Solvay SA	1,176	125,449
UCB SA	1,993	69,051
Umicore	2,263	97,826

		1,958,911

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Denmark (1.00%)
A P Moller-Maersk A/S Class A	11	$89,440
A P Moller-Maersk A/S Class B	26	217,348
Carlsberg A/S Class B	2,093	218,228
Coloplast A/S Class B	423	50,565
Danske Bank A/S (a)	8,935	215,579
DSV A/S	3,960	80,840
Novo Nordisk A/S Class B	8,520	845,485
Novozymes A/S B Shares	916	116,536
Tryg A/S	462	27,778
Vestas Wind Systems A/S (a)	4,012	151,180
William DeMant Holding (a)	484	35,715

		2,048,694

Finland (1.11%)
Elisa OYJ (a)	2,608	59,908
Fortum OYJ	8,577	224,381
Kesko OYJ	1,244	58,372
Kone Corp. OYJ Class B	3,074	158,825
Metso OYJ	2,514	115,223
Neste Oil OYJ	2,575	40,229
Nokia OYJ	73,130	734,748
Nokian Renkaat OYJ	2,164	74,312
Orion OYJ Class B	1,774	35,430
Outokumpu OYJ	2,625	52,139
Pohjola Bank PLC	2,708	32,948
Rautaruukki OYJ	1,714	35,423
Sampo OYJ A Shares	8,132	219,613
Sanoma OYJ	1,601	33,873
Stora Enso OYJ R Shares	11,310	111,783
UPM-Kymmene OYJ	10,269	175,970
Wartsila OYJ Class B	1,515	98,867

		2,262,044

France (9.69%)
Accor SA	2,885	105,345
Aeroports de Paris (ADP)	610	49,762
Air France-KLM (a)	2,563	39,308
Air Liquide SA	5,508	671,961
Alcatel-Lucent (a)	45,554	153,391
Alstom SA	3,970	202,521
Atos Origin SA (a)	891	40,278
AXA SA	33,479	585,336
bioMerieux	221	22,900
BNP Paribas	18,370	1,306,489
Bouygues SA	4,517	193,878
Bureau Veritas SA	958	66,893
Cap Gemini SA	2,819	141,422
Carrefour SA	11,711	629,261
Casino Guichard Perrachon SA	1,087	99,521
Christian Dior SA	1,255	164,039
Cie Generale des Etablissements Michelin Class B	2,900	220,641
Cie Generale des Etablissements Michelin Rights (a)	2,900	8,097
CNP Assurances	2,948	54,757
Compagnie de Saint-Gobain	7,275	323,613

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Compagnie Generale de Geophysique-Veritas (a)	2,735	$60,029
Credit Agricole SA	18,288	285,835
DANONE SA	11,386	681,026
Dassault Systemes SA	1,150	84,595
Edenred (a)	2,885	57,146
Eiffage SA	792	37,660
Electricite de France	5,056	218,082
Eramet	97	28,662
Essilor International SA	3,963	272,667
Eurazeo	568	38,116
European Aeronautic Defence and Space Co. NV (a)	8,031	200,298
Eutelsat Communications	1,935	73,861
Fonciere des Regions	484	51,578
France Telecom SA	36,258	783,445
GDF Suez	24,313	870,380
Gecina SA	370	43,883
Groupe Eurotunnel SA	9,400	79,924
Hermes International SCA	1,038	237,022
ICADE	451	47,378
Iliad SA	316	32,925
Imerys SA	761	45,585
Ipsen SA	618	20,485
JC Decaux SA (a)	1,333	35,190
Klepierre	1,709	65,910
Lafarge SA	3,940	225,591
Lagardere SCA	2,310	90,238
Legrand SA	2,557	86,483
L’Oreal SA	4,605	517,790
LVMH Moet Hennessy Louis Vuitton SA	4,784	701,745
M6 Metropole Television SA	1,286	30,242
Natixis (a)	16,715	95,704
Neopost SA	614	45,694
PagesJaunes Groupe	2,658	27,832
Pernod Ricard SA	3,868	322,974
Peugeot SA (a)	2,951	99,226
PPR SA	1,498	242,505
Publicis Groupe	2,261	107,388
Renault SA (a)	3,791	195,069
Safran SA	3,239	91,049
Sanofi-Aventis	20,351	1,355,964
Schneider Electric SA	4,602	583,515
SCOR SE	3,304	78,958
SES FDR	5,855	140,760
Societe BIC SA	555	44,556
Societe Generale	12,284	707,526
Societe Television Francaise 1	2,151	33,487
Sodexo	1,878	121,865
STMicroelectronics NV	12,436	95,210
Suez Environnement Co.	5,183	95,741
Technip SA	1,934	155,529
Thales SA	1,680	61,402
Total SA	40,993	2,112,684
Unibail-Rodamco SE	1,782	395,128
Vallourec SA	2,036	202,256

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Veolia Environnement	6,766	$178,203
Vinci SA	8,509	426,528
Vivendi	23,922	653,864

		19,753,801

Germany (7.28%)
Adidas AG	4,082	252,697
Allianz SE Reg.	8,880	1,003,559
BASF SE	17,944	1,131,497
Bayer AG	16,175	1,127,887
Bayerische Motoren Werke (BMW) AG	6,449	452,240
Beiersdorf AG	1,963	120,155
Celesio AG	1,452	31,592
Commerzbank AG (a)	14,046	116,421
Continental AG (a)	969	75,310
Daimler AG Registered Shares (a)	17,615	1,115,674
Deutsche Bank AG Reg.	12,133	664,011
Deutsche Bank AG Rights (a)	12,132	58,713
Deutsche Boerse AG	3,793	253,085
Deutsche Lufthansa AG Reg. (a)	4,325	79,508
Deutsche Post AG	16,430	298,008
Deutsche Postbank AG (a)	1,741	59,252
Deutsche Telekom AG	55,254	755,887
E.On AG	35,207	1,038,152
Fraport AG	731	44,455
Fresenius Medical Care AG & Co. KGaA	3,662	226,173
Fresenius SE	567	45,388
GEA Group AG	3,323	83,059
Hannover Rueckversicherung AG Reg.	1,196	55,011
HeidelbergCement AG	2,788	134,356
Henkel AG & Co. KGaA	2,555	115,691
Hochtief AG	899	77,848
Infineon Technologies AG (a)	21,442	148,522
K+S Group AG	2,799	167,568
Linde AG	3,294	428,757
MAN AG	2,090	227,821
Merck KGaA	1,295	108,785
Metro AG	2,527	164,496
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,649	505,409
Puma AG Rudolf Dassler Sport	98	32,331
QIAGEN NV (a)	4,488	80,302
RWE AG	8,182	552,686
Salzgitter AG	848	54,929
SAP AG	16,732	827,657
Siemens AG Reg.	15,937	1,682,253
Suedzucker AG	1,382	30,907
ThyssenKrupp AG	6,603	215,317
TUI AG (a)	2,691	32,925
United Internet AG Reg.	2,199	35,554
Volkswagen AG	581	64,021
Wacker Chemie AG	323	59,599

		14,835,468

	Shares	Value
Common Stocks (Cont.)

Greece (0.28%)
Alpha Bank AE (a)	9,983	$62,603
Bank of Cyprus Public Company Ltd.	11,746	59,247
Bank of Cyprus Public Company Ltd. Rights (a)	11,746	7,206
Coca-Cola Hellenic Bottling Co. SA	3,632	95,858
EFG Eurobank Ergasias (a)	6,342	38,214
Hellenic Telecommunications Organization SA	4,860	34,982
National Bank of Greece SA (a)	11,960	116,903
National Bank of Greece SA Rights Term 1 (a)	11,960	5,870
National Bank of Greece SA Rights Term 2 (a)	11,960	10,761
OPAP SA	4,510	71,320
Piraeus Bank SA (a)	6,792	33,611
Public Power Corp. SA	2,317	36,103

		572,678

Hong Kong (2.63%)
ASM Pacific Technology Ltd.	4,000	35,675
Bank of East Asia Ltd.	30,009	127,054
BOC Hong Kong Holdings Ltd.	71,500	226,696
Cathay Pacific Airways Ltd.	20,494	55,601
Cheung Kong Holdings Ltd.	27,364	414,753
Cheung Kong Infrastructure Holdings Ltd.	9,175	36,422
CLP Holdings Ltd.	37,505	299,456
Esprit Holdings Ltd.	22,359	121,321
Foxconn International Holdings Ltd. (a)	42,000	30,855
Hang Lung Group Ltd.	16,000	104,448
Hang Lung Properties Ltd.	41,000	200,275
Hang Seng Bank Ltd.	14,743	216,807
Henderson Land Development Co. Ltd.	20,755	147,794
Hong Kong & China Gas Co. Ltd.	85,272	215,849
Hong Kong Exchanges & Clearing Ltd.	20,000	393,873
Hongkong Electric Holdings Ltd.	26,982	163,968
Hopewell Holdings Ltd.	12,000	38,820
Hutchison Whampoa Ltd.	41,700	389,114
Hysan Development Co. Ltd.	12,649	45,321
Kerry Properties Ltd.	13,657	74,280
Li & Fung Ltd.	44,620	251,025
Lifestyle International Holdings Ltd.	10,500	25,929
Link REIT, The	43,586	129,204
Mongolia Energy Corp. Ltd. (a)	59,958	24,883
MTR Corp.	27,603	104,416
New World Development Co. Ltd.	47,978	96,712
NWS Holdings Ltd.	16,000	31,386
Orient Overseas International Ltd.	4,400	35,103
PCCW Ltd.	68,000	24,627
Sands China Ltd. (a)	46,053	82,741
Shangri-La Asia Ltd.	26,108	59,425
Sino Land Co. Ltd.	34,870	72,177

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Sun Hung Kai Properties Ltd.	28,000	$483,577
Swire Pacific Ltd. Class A	14,821	204,201
Television Broadcasts Ltd.	6,000	34,258
Wharf Holdings Ltd.	27,000	173,647
Wheelock and Co. Ltd.	18,000	60,202
Wing Hang Bank Ltd.	2,718	32,596
Wynn Macau Ltd. (a)	29,936	51,856
Yue Yuen Industrial Holdings Ltd.	14,000	51,876

		5,368,223

Ireland (0.23%)
Anglo Irish Bank Corporation Ltd. (a) (b)	15,614	0
CRH PLC (Dublin)	13,698	224,833
Elan Corp. PLC (a)	9,533	53,621
Governor and Company of the Bank of Ireland, The (a)	66,436	56,062
Kerry Group PLC Class A	2,787	97,777
Ryanair Holdings PLC	7,328	39,170

		471,463

Israel (0.81%)
Bank Hapoalim B.M. (a)	19,327	88,453
Bank Leumi Le-Israel (a)	22,984	106,767
Bezeq Israeli Telecommunication Corporation Ltd.	33,862	84,413
Cellcom Israel Ltd.	971	29,644
Delek Group Ltd.	78	21,414
Discount Investment Corp. Reg.	500	9,982
Elbit Systems Ltd.	455	24,247
Israel Chemicals Ltd.	8,642	121,905
Israel Corporation Ltd., The (a)	45	42,994
Israel Discount Bank Class A (a)	10,433	20,695
Makhteshim-Agan Industries Ltd. (a)	4,697	17,409
Mizrahi Tefahot Bank Ltd.	2,374	21,997
NICE Systems Ltd. (a)	1,215	37,427
Ormat Industries Ltd.	1,197	9,892
Partner Communications Company Ltd.	1,670	30,948
Teva Pharmaceutical Industries Ltd.	18,161	986,230

		1,654,417

Italy (2.81%)
A2A SpA	20,416	31,311
Assicurazioni Generali SpA	22,863	460,351
Atlantia SpA	4,717	97,743
Autogrill SpA (a)	2,144	26,890
Banca Carige SpA	10,512	24,476
Banca Monte Dei Paschi di Siena SpA (a)	43,130	59,738
Banca Popolare di Milano Scarl	7,817	37,298
Banco Popolare Societa Cooperativa	12,247	73,294
Enel SpA	128,578	685,360
Eni SpA	50,256	1,084,537
EXOR SpA	1,287	29,827

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Fiat SpA	15,079	$232,699
Finmeccanica SpA	7,705	91,541
Intesa Sanpaolo	150,197	487,831
Intesa Sanpaolo RSP	18,229	46,943
Luxottica Group SpA	2,324	63,554
Mediaset SpA	14,001	99,252
Mediobanca SpA (a)	9,401	87,405
Mediolanum SpA	4,581	20,374
Parmalat SpA	33,164	85,087
Pirelli & Co. SpA	4,848	39,456
Prysmian SpA	3,548	64,813
Saipem SpA	5,158	206,590
Snam Rete Gas SpA	27,921	141,405
Telecom Italia RNC SpA	116,518	131,284
Telecom Italia SpA	183,259	256,074
Tenaris SA	9,333	179,016
Terna - Rete Elettrica Nationale SpA	24,998	106,240
UBI Banca - Unione di Banche Italiane ScpA	11,953	115,857
UniCredit SpA	259,957	663,766

		5,730,012

Japan (20.85%)
77 Bank Ltd., The	7,000	35,470
ABC-Mart Inc.	500	15,393
Acom Co. Ltd.	860	13,011
Advantest Corp.	3,100	61,681
Aeon Co. Ltd.	11,800	126,651
Aeon Credit Service Co. Ltd.	1,700	18,307
Aeon Mall Co. Ltd.	1,600	38,888
Air Water Inc.	2,769	32,904
Aisin Seiki Co. Ltd.	3,700	115,414
Ajinomoto Co. Inc.	13,000	127,228
Alfresa Holdings Corp.	800	34,116
All Nippon Airways Co. Ltd. (a)	17,000	62,925
Amada Co. Ltd.	7,000	47,964
Aozora Bank Ltd.	8,000	11,787
Asahi Breweries Ltd.	7,600	152,036
Asahi Glass Co. Ltd.	20,000	203,881
Asahi Kasei Corp.	25,000	137,758
ASICS Corp.	3,000	30,582
Astellas Pharma Inc.	8,598	310,529
Bank of Kyoto Ltd., The	6,000	48,658
Bank of Yokohama Ltd., The	24,000	112,123
Benesse Holdings Inc.	1,400	67,417
Bridgestone Corp.	12,700	231,393
Brother Industries Ltd.	4,700	58,046
Canon Inc.	21,900	1,021,808
Canon Marketing Japan Inc.	1,200	16,517
Casio Computer Co. Ltd.	4,800	35,592
Central Japan Railway Co.	29	213,297
Chiba Bank Ltd., The	15,000	87,506
Chiyoda Corp.	3,077	25,175
Chubu Electric Power Co. Inc.	12,600	311,378
Chugai Pharmaceutical Co. Ltd.	4,300	79,015
Chugoku Bank Ltd., The	3,000	36,476

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Chugoku Electric Power Company Inc., The	5,900	$116,403
Chuo Mitsui Trust Holdings Inc.	20,000	66,363
Citizen Holdings Co. Ltd.	4,800	28,807
Coca-Cola West Co. Ltd.	1,000	16,866
Cosmo Oil Co. Ltd.	11,000	28,725
Credit Saison Co. Ltd.	2,800	37,432
Dai Nippon Printing Co. Ltd.	11,000	134,272
Daicel Chemical Industries Ltd.	5,000	33,661
Daido Steel Co. Ltd.	5,000	24,317
Daihatsu Motor Co. Ltd.	4,000	53,522
Dai-ichi Life Insurance Company Ltd.	157	189,574
Daiichi Sankyo Co. Ltd.	13,140	267,270
Daikin Industries Ltd.	4,600	173,023
Dainippon Sumitomo Pharma Co. Ltd.	3,000	25,120
Daito Trust Construction Co. Ltd.	1,500	89,662
Daiwa House Industry Co. Ltd.	9,000	90,561
Daiwa Securities Group Inc.	33,000	133,218
DeNA Co. Ltd.	1,500	47,239
Denki Kagaku Kogyo KK	9,000	38,704
Denso Corp.	9,500	281,654
Dentsu Inc.	3,316	76,823
Dowa Holdings Co. Ltd.	5,200	30,958
East Japan Railway Co.	6,613	399,252
Eisai Co. Ltd.	5,000	174,832
Electric Power Development Co. Ltd.	2,300	69,154
Elpida Memory Inc. (a)	3,500	40,249
FamilyMart Co. Ltd.	1,300	46,609
Fanuc Ltd.	3,700	471,143
Fast Retailing Co. Ltd.	1,000	140,872
Fuji Electric Holdings Co. Ltd.	12,000	31,481
Fuji Heavy Industries Ltd.	12,000	76,473
Fuji Media Holdings Inc.	8	10,187
FUJIFILM Holdings Corp.	9,100	301,408
Fujitsu Ltd.	36,000	252,707
Fukuoka Financial Group Inc.	15,000	60,014
Furukawa Electric Co. Ltd.	12,000	45,137
GS Yuasa Corp.	7,000	49,221
Gunma Bank Ltd.	8,000	41,878
Hachijuni Bank Ltd., The	8,549	44,650
Hakuhodo DY Holdings Inc.	490	23,713
Hamamatsu Photonics K.K.	1,193	38,914
Hankyu Hanshin Holdings Inc.	22,000	105,678
Hino Motors Ltd.	5,000	24,138
Hirose Electric Co. Ltd.	600	60,446
Hiroshima Bank Ltd., The	10,000	40,728
Hisamitsu Pharmaceutical Co. Inc.	1,300	53,103
Hitachi Chemical Co. Ltd.	2,100	39,193
Hitachi Construction Machinery Co. Ltd.	1,900	41,082
Hitachi High-Technologies Corp.	1,200	22,137
Hitachi Ltd.	88,000	384,763
Hitachi Metals Ltd.	3,000	35,326
Hokkaido Electric Power Co. Inc.	3,600	71,672
Hokuhoku Financial Group Inc.	26,000	47,652
Hokuriku Electric Power Co.	3,500	79,911
Honda Motor Co. Ltd.	32,000	1,135,793

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Hoya Corp.	8,500	$207,205
Ibiden Co. Ltd.	2,500	63,458
Idemitsu Kosan Co. Ltd.	400	34,308
IHI Corp.	25,000	47,916
INPEX Corp.	41	193,016
Isetan Mitsukoshi Holdings Ltd.	7,240	75,193
Isuzu Motors Ltd.	23,000	88,716
Ito En Ltd.	1,000	16,423
Itochu Corp.	29,400	269,066
Itochu Techno-Solutions Corp.	600	19,593
Iyo Bank Ltd., The	5,000	40,549
J. Front Retailing Co. Ltd.	9,600	44,619
JAFCO Co. Ltd.	700	16,527
Japan Petroleum Exploration Co.	600	22,604
Japan Prime Realty Investment Corp.	13	28,622
Japan Real Estate Investment Corp.	9	81,828
Japan Retail Fund Investment Corp.	31	43,633
Japan Steel Works Ltd., The	6,000	56,493
Japan Tobacco Inc.	88	292,947
JFE Holdings Inc.	9,000	275,240
JGC Corp.	4,000	69,430
Joyo Bank Ltd., The	13,000	56,684
JS Group Corp.	4,800	94,126
JSR Corp.	3,500	59,577
JTEKT Corp.	3,600	33,162
Jupiter Telecommunications Co. Ltd.	48	51,749
JX Holdings Inc.	44,100	255,683
Kajima Corp.	17,000	40,932
Kamigumi Co. Ltd.	5,000	37,135
Kaneka Corp.	6,000	36,009
Kansai Electric Power Company Inc., The	14,800	359,363
Kansai Paint Co. Ltd.	4,000	34,068
Kao Corp.	10,500	255,834
Kawasaki Heavy Industries Ltd.	28,000	79,492
Kawasaki Kisen Kaisha Ltd.	13,000	48,898
KDDI Corp.	57	272,778
Keihin Electric Express Railway Co. Ltd.	9,000	87,003
Keio Corp.	11,000	75,635
Keisei Electric Railway Co. Ltd.	5,000	32,104
Keyence Corp.	770	167,504
Kikkoman Corp.	3,000	33,098
Kinden Corp.	3,000	27,096
Kintetsu Corp.	32,000	108,098
Kirin Holdings Co. Ltd.	16,000	227,120
Kobe Steel Ltd.	48,000	112,698
Koito Manufacturing Company Ltd.	1,924	29,501
Komatsu Ltd.	18,600	431,802
Konami Corp.	1,700	30,017
Konica Minolta Holdings Inc.	9,500	92,633
Kubota Corp.	23,000	210,494
Kuraray Co. Ltd.	7,000	88,380
Kurita Water Industries Ltd.	2,200	61,061
Kyocera Corp.	3,200	302,444
Kyowa Hakko Kirin Co. Ltd.	5,000	49,533
Kyushu Electric Power Co. Inc.	7,500	171,239

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Lawson Inc.	1,200	$54,983
Mabuchi Motor Co. Ltd.	500	25,575
Makita Corp.	2,200	69,758
Marubeni Corp.	32,000	180,930
Marui Group Co. Ltd.	4,400	32,942
Maruichi Steel Tube Ltd.	1,000	19,166
Matsui Securities Co. Ltd.	2,600	14,545
Mazda Motor Corp.	29,000	69,825
McDonald’s Holdings Company Ltd. (Japan)	1,300	31,301
MEDIPAL HOLDINGS CORP.	2,900	36,858
MEIJI Holdings Company Ltd.	1,368	64,402
Minebea Co. Ltd.	7,000	36,057
Mitsubishi Chemical Holdings Corp.	23,500	119,358
Mitsubishi Corp.	26,600	631,224
Mitsubishi Electric Corp.	38,000	326,833
Mitsubishi Estate Co. Ltd.	23,000	374,150
Mitsubishi Gas Chemical Co. Inc.	8,000	46,478
Mitsubishi Heavy Industries Ltd.	60,000	221,370
Mitsubishi Logistics Corp.	2,000	23,982
Mitsubishi Materials Corp. (a)	21,000	60,374
Mitsubishi Motors Corp. (a)	76,000	99,233
Mitsubishi Tanabe Pharma Corp.	5,000	81,457
Mitsubishi UFJ Financial Group Inc.	246,800	1,150,038
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	40,783
Mitsui & Co. Ltd.	34,000	505,846
Mitsui Chemicals Inc.	17,000	45,819
Mitsui Engineering & Shipbuilding Co. Ltd.	14,000	31,696
Mitsui Fudosan Co. Ltd.	16,000	269,861
Mitsui Mining & Smelting Co. Ltd.	11,000	31,493
Mitsui OSK Lines Ltd.	22,000	138,356
Mitsui Sumitomo Insurance Group Holdings Inc.	10,400	238,821
Mitsumi Electric Co. Ltd.	1,700	26,066
Mizuho Financial Group Inc.	392,129	573,068
Mizuho Securities Co. Ltd.	12,000	27,456
Mizuho Trust & Banking Co. Ltd. (a)	28,000	23,479
Murata Manufacturing Co. Ltd.	4,000	210,829
Namco Bandai Holdings Inc.	3,500	32,451
NEC Corp.	51,000	135,625
NGK Insulators Ltd.	5,000	83,074
NGK Spark Plug Co. Ltd.	3,000	40,141
NHK Spring Co. Ltd.	3,000	24,832
Nidec Corp.	2,100	186,655
Nikon Corp.	6,200	114,969
Nintendo Co. Ltd.	1,900	474,772
Nippon Building Fund Inc.	10	87,566
Nippon Electric Glass Co. Ltd.	6,500	88,608
Nippon Express Co. Ltd.	17,000	64,554
Nippon Meat Packers Inc.	3,000	36,727
Nippon Paper Group Inc.	2,000	50,048
Nippon Sheet Glass Co. Ltd.	12,000	26,162
Nippon Steel Corp.	100,000	340,201
Nippon Telegraph & Telephone Corp.	10,213	445,932
Nippon Yusen Kabushiki Kaish	30,000	122,904

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nishi-Nippon City Bank Ltd., The	14,000	$40,081
Nissan Chemical Industries Ltd.	3,000	33,816
Nissan Motor Co. Ltd.	48,900	427,026
Nissha Printing Company Ltd.	533	12,112
Nisshin Seifun Group Inc.	3,800	49,935
Nisshin Steel Co. Ltd.	12,000	21,418
Nisshinbo Holdings Inc.	2,000	20,053
Nissin Foods Holdings Co. Ltd.	1,300	46,951
Nitori Holdings Co. Ltd.	750	62,710
Nitto Denko Corp.	3,200	125,156
NKSJ Holdings Inc. (a)	27,000	169,478
NOK Corp.	2,000	34,811
Nomura Holdings Inc.	69,200	334,892
Nomura Real Estate Holdings Inc.	1,800	25,551
Nomura Real Estate Office Fund Inc.	5	27,761
Nomura Research Institute Ltd.	2,000	37,590
NSK Ltd.	8,000	54,241
NTN Corp.	9,000	38,812
NTT Data Corp.	25	79,031
NTT DoCoMo Inc.	301	501,186
NTT Urban Development Corp.	23	19,341
Obayashi Corp.	13,000	51,701
OBIC Co. Ltd.	120	22,683
Odakyu Electric Railway Co. Ltd.	12,000	110,973
Oji Paper Co. Ltd.	17,000	75,144
Olympus Corp.	4,300	112,599
Omron Corp.	4,000	90,848
Ono Pharmaceutical Co. Ltd.	1,600	69,669
Oracle Corp. Japan	700	33,331
Oriental Land Co. Ltd.	1,000	93,196
Orix Corp.	2,070	158,201
Osaka Gas Co. Ltd.	38,000	137,015
OTSUKA Corp.	300	19,909
Panasonic Corp.	38,400	520,249
Panasonic Electric Works Co. Ltd.	7,400	98,129
Rakuten Inc.	138	101,004
Resona Holdings Inc.	11,895	106,724
Ricoh Co. Ltd.	13,000	183,289
RINNAI Corp.	700	41,172
Rohm Co. Ltd.	1,900	117,214
Sankyo Co. Ltd.	1,000	52,947
Santen Pharmaceutical Co. Ltd.	1,400	48,483
Sanyo Electric Co. Ltd. (a)	35,000	57,858
Sapporo Hokuyo Holdings Inc.	6,300	29,130
Sapporo Holdings Ltd.	5,000	23,419
SBI Holdings Inc.	400	50,168
Secom Co. Ltd.	4,100	185,158
Sega Sammy Holdings Inc.	3,826	58,481
Seiko Epson Corp.	2,600	39,399
Sekisui Chemical Co. Ltd.	8,000	48,395
Sekisui House Ltd.	11,000	98,826
Senshu Ikeda Holdings Inc.	13,079	19,584
Seven & I Holdings Co. Ltd.	14,480	339,277
Seven Bank Ltd.	11	19,699
Sharp Corp.	19,000	189,135
Shikoku Electric Power Co. Inc.	3,300	94,675

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Shimadzu Corp.	5,000	$38,452
Shimamura Co. Ltd.	400	37,135
Shimano Inc.	1,300	68,831
Shimizu Corp.	12,000	44,418
Shin-Etsu Chemical Co. Ltd.	8,000	389,554
Shinko Electric Industries Co. Ltd.	1,300	14,374
Shinsei Bank Ltd. (a)	16,000	11,308
Shionogi & Co. Ltd.	5,700	104,332
Shiseido Co. Ltd.	6,800	152,650
Shizuoka Bank Ltd., The	12,000	103,354
Showa Denko K.K.	28,000	53,666
Showa Shell Sekiyu K.K.	3,400	25,985
SMC Corp.	1,000	131,888
Softbank Corp.	15,900	520,159
Sojitz Corp.	25,200	45,280
Sony Corp.	19,600	605,985
Sony Financial Holdings Inc.	17	55,391
Square Enix Holdings Co. Ltd.	1,200	26,895
Stanley Electric Co. Ltd.	2,800	44,609
SUMCO Corp. (a)	2,300	35,872
Sumitomo Chemical Co. Ltd.	31,000	135,913
Sumitomo Corp.	22,200	286,143
Sumitomo Electric Industries Ltd.	14,700	179,260
Sumitomo Heavy Industries Ltd.	11,000	56,660
Sumitomo Metal Industries Ltd.	66,000	166,818
Sumitomo Metal Mining Co. Ltd.	10,000	152,731
Sumitomo Mitsui Financial Group Inc.	26,289	765,870
Sumitomo Realty & Development Co. Ltd.	7,000	144,645
Sumitomo Rubber Industries Ltd.	3,500	34,170
Sumitomo Trust & Banking Co. Ltd.	28,000	140,201
Suruga Bank Ltd.	4,000	35,266
Suzuken Co. Ltd.	1,280	42,365
Suzuki Motor Corp.	6,300	132,520
Sysmex Corp.	668	46,331
T&D Holdings Inc.	5,350	111,512
Taiheiyo Cement Corp. (a)	17,000	19,957
Taisei Corp.	21,000	43,268
Taisho Pharmaceutical Co. Ltd.	2,000	40,465
Taiyo Nippon Sanso Corp.	5,000	42,525
Takashimaya Co. Ltd.	5,000	38,572
Takeda Pharmaceutical Co. Ltd.	14,700	675,305
TDK Corp.	2,400	133,828
Teijin Ltd.	18,000	59,511
Terumo Corp.	3,300	175,120
THK Co. Ltd.	2,400	44,964
Tobu Railway Co. Ltd.	16,000	92,190
Toho Co. Ltd.	1,900	30,567
Toho Gas Co. Ltd.	8,000	39,578
Tohoku Electric Power Co. Inc.	8,300	183,539
Tokio Marine Holdings Inc.	14,200	383,067
Tokuyama Corp.	6,000	30,474
Tokyo Electric Power Company Inc., The	23,800	580,460
Tokyo Electron Ltd.	3,300	165,435
Tokyo Gas Co. Ltd.	51,000	231,540
Tokyo Steel Manufacturing Co. Ltd.	1,800	21,239

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Tokyo Tatemono Co. Ltd.	8,000	$30,666
Tokyu Corp.	22,000	97,245
Tokyu Land Corp.	9,000	37,302
TonenGeneral Sekiyu KK	6,000	55,558
Toppan Printing Co. Ltd.	11,000	86,045
Toray Industries Inc.	28,000	155,966
Toshiba Corp.	79,000	382,319
Tosoh Corp.	9,000	24,257
Toto Ltd.	6,000	41,112
Toyo Seikan Kaisha Ltd.	3,100	55,850
Toyo Suisan Kaisha Ltd.	2,000	41,231
Toyoda Gosei Co. Ltd.	1,200	26,449
Toyota Boshoku Corp.	1,400	23,294
Toyota Industries Corp.	3,600	96,124
Toyota Motor Corp.	53,500	1,921,334
Toyota Tsusho Corp.	4,200	61,883
Trend Micro Inc.	2,000	59,679
Tsumura & Co.	1,100	34,207
UBE Industries Ltd.	19,000	42,106
Unicharm Corp.	2,400	96,598
UNY Co. Ltd.	3,800	30,043
Ushio Inc.	2,000	33,661
USS Co. Ltd.	420	31,344
West Japan Railway Co.	33	118,354
Yahoo! Japan Corp.	287	99,150
Yakult Honsha Co. Ltd.	1,800	55,587
Yamada Denki Co. Ltd.	1,610	99,902
Yamaguchi Financial Group Inc.	4,000	37,710
Yamaha Corp.	2,900	33,662
Yamaha Motor Co. Ltd. (a)	5,000	75,048
Yamato Holdings Co. Ltd.	7,800	94,370
Yamato Kogyo Co. Ltd.	800	19,377
Yamazaki Baking Co. Ltd.	2,000	24,389
Yaskawa Electric Corp.	4,000	32,247
Yokogawa Electric Corp.	4,200	28,577

		42,509,014

Netherlands (2.87%)
Aegon NV (a)	30,164	180,727
Akzo Nobel NV	4,546	280,460
ArcelorMittal	16,766	552,207
ASML Holding NV - NY Reg.	8,401	250,928
Corio NV	1,163	79,511
Delta Lloyd NV	1,544	28,858
Fugro NV	1,297	85,286
Heineken Holding NV	2,185	95,587
Heineken NV	5,002	259,394
ING Groep NV (a)	74,862	776,643
Koninklijke Ahold NV	23,481	316,520
Koninklijke Boskalis Westminster NV CVA	1,343	56,363
Koninklijke DSM NV	3,061	156,818
Koninklijke KPN NV	31,111	481,165
Koninklijke Philips Electronics NV	19,043	598,516
Koninklijke Vopak NV	1,370	65,387
Randstad Holding NV (a)	2,202	100,038

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Netherlands (Cont.)
Reed Elsevier NV	13,416	$169,177
SBM Offshore NV	3,176	60,183
TNT NV	7,224	194,106
Unilever NV CVA	31,829	951,345
Wolters Kluwer - CVA	5,640	118,406

		5,857,625

New Zealand (0.10%)
Auckland International Airport Ltd.	18,043	27,138
Contact Energy Ltd. (a)	6,557	27,230
Fletcher Building Ltd.	12,031	71,147
Sky City Entertainment Group Ltd.	12,081	25,085
Telecom Corp. of New Zealand Ltd.	36,499	54,094

		204,694

Norway (0.80%)
Aker Solutions ASA	3,204	46,443
DnB NOR ASA	19,005	258,682
Norsk Hydro ASA	17,890	107,988
Orkla ASA	15,094	139,105
Renewable Energy Corp. AS (a)	9,795	33,177
Seadrill Ltd.	5,473	158,109
Statoil ASA	21,751	453,797
Telenor ASA	16,358	256,170
Yara International ASA	3,708	167,710

		1,621,181

Portugal (0.28%)
Banco Comercial Portugues SA - R	54,926	47,847
Banco Espirito Santo SA Reg.	10,333	47,824
Brisa Auto-Estradas de Portugal SA	3,802	24,516
CIMPOR-Cimentos de Portugal SGPS SA	4,266	27,461
EDP Renovaveis SA (a)	4,124	23,331
Energias de Portugal SA	33,478	114,736
Galp Energia SGPS SA B Shares	4,538	78,320
Jeronimo Martins SGPS SA	4,129	55,219
Portugal Telecom SGPS SA	11,569	154,402

		573,656

Singapore (1.68%)
Ascendas Real Estate Investment Trust	30,000	49,958
Capitaland Ltd.	50,000	154,361
Capitamall Trust	45,000	73,569
CapitaMalls Asia Ltd.	26,807	44,029
City Developments Ltd.	10,000	97,027
Comfortdelgro Corp. Ltd.	36,000	41,609
Cosco Corp. Singapore Ltd.	22,000	29,610
DBS Group Holdings Ltd.	33,049	353,836
Fraser and Neave Ltd.	18,894	93,385
Genting Singapore PLC (a)	118,000	166,892
Golden Agri-Resources Ltd.	125,330	54,321
Jardine Cycle & Carriage Ltd.	1,863	55,673
Keppel Corp. Ltd.	25,000	170,709

	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Keppel Land Ltd.	14,101	$43,426
Neptune Orient Lines Ltd. (a)	17,000	25,595
Noble Group Ltd.	57,800	83,067
Olam International Ltd.	24,798	61,472
Oversea-Chinese Banking Corporation Ltd.	46,193	310,857
Sembcorp Industries Ltd.	20,220	67,036
Sembcorp Marine Ltd.	16,800	50,205
Singapore Airlines Ltd.	10,267	127,410
Singapore Exchange Ltd.	17,000	116,600
Singapore Press Holdings Ltd.	30,000	96,951
Singapore Technologies Engineering Ltd.	32,000	81,758
Singapore Telecommunications Ltd.	156,450	373,548
StarHub Ltd.	12,000	23,542
United Overseas Bank Ltd.	23,938	333,468
UOL Group Ltd.	8,639	30,415
Wilmar International Ltd.	37,000	169,090
Yangzijiang Shipbuilding Holdings Ltd.	27,548	36,868

		3,416,287

Spain (3.71%)
Abertis Infraestructuras SA	5,716	106,521
Acciona SA	520	43,923
Acerinox SA	1,980	35,239
ACS Actividades de Construccion y Servicios SA	2,713	135,458
Banco Bilbao Vizcaya Argentaria SA	69,545	939,066
Banco de Sabadell SA	18,871	94,517
Banco de Valencia SA	4,176	23,796
Banco Popular Espanol SA	17,420	110,427
Banco Santander SA (Madrid)	159,667	2,027,995
Bankinter SA	5,346	37,147
Criteria Caixacorp SA	15,967	83,868
Enagas	3,355	67,988
Ferrovial SA	8,549	79,938
Fomento de Construcciones y Contratas SA	821	22,698
Gamesa Corp Tecnologica SA (a)	3,753	26,272
Gas Natural SDG SA	4,496	67,023
Gestevision Telecinco SA	2,014	22,184
Grifols SA	2,522	36,169
Iberdrola Renovables SA	17,272	57,405
Iberdrola SA	78,495	603,848
Iberia Lineas Aereas de Espana SA (a)	8,355	32,245
Indra Sistemas SA	1,750	33,376
Industria de Diseno Textil SA	4,245	337,208
Mapfre SA	15,189	46,217
Red Electrica Corporacion SA	2,126	99,976
Repsol YPF SA	14,319	368,838
Telefonica SA	79,680	1,973,151
Zardoya Otis SA	2,594	46,431

		7,558,924

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Sweden (3.13%)
Alfa Laval AB	6,786	$118,900
Assa Abloy AB Class B	6,180	155,867
Atlas Copco AB Class A	13,012	251,153
Atlas Copco AB Class B	7,734	136,084
Boliden AB	5,296	80,222
Electrolux AB Series B	4,726	116,391
Getinge AB B Shares	3,887	90,827
Hennes & Mauritz AB (H&M) B Shares	19,912	721,108
Hexagon AB B Shares	3,094	66,375
Holmen AB Class B	940	28,993
Husqvarna AB B Shares	8,301	61,454
Investor AB B Shares	8,793	178,590
Kinnevik Investment AB B Shares	4,143	87,711
Millicom International Cellular SA SDR	1,490	142,140
Modern Times Group B Shares	969	72,240
Nordea Bank AB	62,906	655,159
Ratos AB B Shares	2,037	70,354
Sandvik AB	19,912	305,164
Scania AB Class B	6,159	135,966
Securitas AB Class B	6,351	68,406
Skandinaviska Enskilda Banken AB Class A	27,412	203,261
Skanska AB Class B	7,727	141,578
SKF AB B Shares	7,545	173,504
SSAB Svenskt Stal AB Series A	3,593	57,304
SSAB Svenskt Stal AB Series B	1,516	21,288
Svenska Cellulosa AB B Shares	11,099	168,782
Svenska Handelsbanken AB A Shares	9,669	316,880
Swedbank AB - A Shares (a)	13,724	190,273
Swedish Match AB	4,619	123,213
Tele2 AB Class B	6,180	129,737
Telefonaktiebolaget LM Ericsson B Shares	58,775	645,271
TeliaSonera AB	44,302	358,867
Volvo AB B Shares (a)	21,504	315,844

		6,388,906

Switzerland (7.66%)
ABB Ltd. Reg. (a)	43,125	908,888
Actelion Ltd. Reg. (a)	1,966	78,768
Adecco SA Reg.	2,414	126,148
Aryzta AG	946	41,396
Aryzta AG (Dublin)	692	30,480
Baloise Holding AG Reg.	944	85,115
Compagnie Financiere Richemont SA Class A	10,188	490,505
Credit Suisse Group AG Reg.	21,996	940,143
GAM Holding Ltd. (a)	4,170	63,230
Geberit AG Reg.	748	133,211
Givaudan SA Reg.	160	163,476
Holcim Ltd. Reg.	4,786	307,329
Julius Baer Group Ltd.	4,001	145,643
Kuehne & Nagel International AG Reg.	1,048	125,847
Lindt & Spruengli AG	18	43,157
Lindt & Spruengli AG Reg.	2	55,869

	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Logitech International SA (a)	3,540	$61,675
Lonza Group AG Reg.	919	78,512
Nestle SA	67,571	3,599,798
Nobel Biocare Holding AG Reg.	2,315	41,581
Novartis AG	41,073	2,355,328
Pargesa Holding SA	555	40,524
Roche Holding AG	13,662	1,865,812
Schindler Holding AG	932	99,967
Schindler Holding AG Reg.	442	47,229
SGS SA Reg	108	174,532
Sika AG	40	73,800
Sonova Holding AG Reg.	898	109,663
Straumann Holding AG	153	34,145
Swatch Group AG Reg., The	842	58,181
Swatch Group AG, The	607	228,370
Swiss Life Holding AG Reg. (a)	616	70,147
Swiss Reinsurance Company Ltd. Reg.	6,872	301,343
Swisscom AG	450	181,484
Syngenta AG Reg.	1,858	461,735
Synthes Inc.	1,150	132,947
UBS AG Reg. (a)	70,429	1,195,498
Zurich Financial Services AG	2,887	676,615

		15,628,091

United Kingdom (21.17%)
3i Group PLC	19,493	87,746
Admiral Group PLC	3,937	103,036
Aggreko PLC	5,058	124,746
AMEC PLC	6,411	99,300
Anglo American PLC	25,729	1,020,748
Antofagasta PLC	7,711	149,719
ARM Holdings PLC	25,519	157,224
Associated British Foods PLC	7,001	115,368
AstraZeneca PLC	28,090	1,426,832
Autonomy Corp. PLC (a)	4,323	123,121
Aviva PLC	53,863	337,523
Babcock International Group PLC	7,033	62,974
BAE Systems PLC	65,913	354,427
Balfour Beatty PLC	13,210	55,510
Barclays PLC	223,593	1,052,321
BG Group PLC	65,894	1,157,791
BHP Billiton PLC	43,128	1,371,932
BP PLC	365,147	2,453,900
British Airways PLC (a)	11,408	43,512
British American Tobacco PLC	38,725	1,444,481
British Land Co. PLC	17,231	125,867
British Sky Broadcasting Group PLC	22,072	244,617
BT Group PLC	150,576	331,156
Bunzl PLC	6,336	75,545
Burberry Group PLC	8,296	135,535
Cable & Wireless Worldwide PLC	50,992	58,916
Cairn Energy PLC (a)	26,892	191,622
Capita Group PLC	12,147	149,982
Capital Shopping Centres Group PLC	8,743	50,501
Carnival PLC	3,227	126,834

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Centrica PLC	100,537	$510,915
Cobham PLC	22,769	82,624
Compass Group PLC	36,566	304,727
Diageo PLC	48,945	842,689
Eurasian Natural Resources Corp.	5,030	72,576
Experian PLC	20,013	217,868
FirstGroup PLC	9,081	51,755
Fresnillo PLC	3,669	71,584
G4S PLC	27,528	110,099
GlaxoSmithKline PLC	101,007	1,990,538
Hammerson PLC	13,755	85,199
Home Retail Group PLC	17,524	56,709
HSBC Holdings PLC	340,692	3,451,994
ICAP PLC	10,458	70,889
Imperial Tobacco Group PLC	19,944	594,330
Inmarsat PLC	8,616	89,804
InterContinental Hotels Group PLC	5,776	103,075
International Power PLC	30,281	184,565
Intertek Group PLC	3,014	86,645
Invensys PLC	15,644	73,357
Investec PLC	9,793	78,227
ITV PLC (a)	72,029	67,494
J Sainsbury PLC	23,788	145,999
Johnson Matthey PLC	4,169	115,395
Kazakhmys PLC	4,199	95,777
Kingfisher PLC	45,735	168,261
Land Securities Group PLC	15,094	151,870
Legal & General Group PLC	116,052	188,687
Lloyds Banking Group PLC (a)	794,545	925,129
London Stock Exchange Group PLC	2,778	29,719
Lonmin PLC (a)	2,937	77,003
Man Group PLC	33,793	116,310
Marks & Spencer Group PLC	31,416	191,533
National Grid PLC	66,743	566,171
Next PLC	3,673	127,861
Old Mutual PLC	106,262	231,695
Pearson PLC	15,836	245,160
Petrofac Ltd.	5,093	109,848
Prudential PLC	49,522	495,159
Randgold Resources Ltd.	1,757	175,816
Reckitt Benckiser Group PLC	11,941	656,721
Reed Elsevier PLC	24,041	203,181
Resolution Ltd.	27,348	105,254
Rexam PLC	17,552	84,647
Rio Tinto PLC	28,319	1,655,335
Rolls-Royce Group PLC (a)	36,193	343,123
Royal Bank of Scotland Group PLC (a)	345,594	256,300
Royal Dutch Shell PLC Class A	68,943	2,075,076
Royal Dutch Shell PLC Class B	52,324	1,526,375
RSA Insurance Group PLC	65,801	135,100
SABMiller PLC	18,280	584,515
Sage Group PLC, The	25,250	109,595
Schroders PLC	2,153	48,635
Scottish & Southern Energy PLC	17,955	315,337
SEGRO PLC	14,566	62,467
Serco Group PLC	9,463	91,422

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Severn Trent PLC	4,494	$92,552
Shire Ltd.	10,923	246,059
Smith & Nephew PLC	17,226	157,085
Smiths Group PLC	7,547	144,519
Standard Chartered PLC	39,932	1,145,434
Standard Life PLC	43,075	156,445
Tesco PLC	155,870	1,038,190
Thomas Cook Group PLC	16,975	45,812
Tui Travel PLC	11,100	37,385
Tullow Oil PLC	17,442	349,071
Unilever PLC	25,084	725,436
United Utilities Group PLC	13,279	119,528
Vedanta Resources PLC	2,372	80,672
Vodafone Group PLC	1,024,230	2,527,680
Whitbread PLC	3,486	88,933
William Morrison Supermarkets PLC	41,335	192,007
Wolseley PLC (a)	5,461	137,173
WPP PLC	24,441	270,488
Xstrata PLC	40,201	769,188

		43,164,582

Total Common Stocks (cost $187,674,219)		199,431,092

Preferred Stocks (0.44%)

Germany (0.44%)
Bayerische Moteren Werke (BMW) AG PFD	1,043	48,649
Fresenius SE PFD	1,554	125,499
Henkel AG & Co. KGaA PFD	3,521	189,120
Porsche Automobil Holding SE PFD	1,700	84,184
RWE AG-Non Voting PFD	765	48,760
Volkswagen AG PFD	3,320	400,686

		896,898

Total Preferred Stocks (cost $667,801)		896,898

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.18%)
State Street Bank & Trust Repurchase Agreement, (c) 0.010%, agreement date 09/30/2010, to be repurchased at $362,308 on 10/01/2010	$362,308	$362,308

Total Repurchase Agreement (cost $362,308)		362,308

TOTAL INVESTMENTS (98.42%) (cost $188,704,328)		200,690,298

CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.58%)		3,224,428

NET ASSETS (100.00%)		$203,914,726

(a)	Non-income producing security.
(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $371,065 as of September 30, 2010.
(d)	At September 30, 2010, cash in the amount of $1,082,166 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depository Receipt

SDR – Swedish Depository Receipt

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$61,154,211	30.47
British Pound	43,164,582	21.51
Japanese Yen	42,509,014	21.18
Australian Dollar	17,200,170	8.57
Swiss Franc	15,597,611	7.77
Swedish Krona	6,388,906	3.18
Hong Kong Dollar	5,368,223	2.68
Singapore Dollar	3,416,287	1.70
Danish Krone	2,048,694	1.02
Israeli Shekel	1,654,417	0.83
Norwegian Krone	1,621,181	0.81
United States Dollar	362,308	0.18
New Zealand Dollar	204,694	0.10

Total Investments	$200,690,298	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$49,481,784	24.27
Industrials	24,537,761	12.03
Materials	20,899,653	10.25
Consumer Discretionary	20,886,923	10.24
Consumer Staples	20,829,111	10.21
Health Care	17,109,196	8.39
Energy	14,892,928	7.30
Telecommunication Services	11,559,469	5.67
Utilities	10,493,780	5.15
Information Technology	9,637,385	4.73

Total Stocks	200,327,990	98.24
Repurchase Agreement	362,308	0.18
Cash and Other Assets, Net of Liabilities	3,224,428	1.58

Net Assets	$203,914,726	100.00%

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Registered Investment Companies (99.36%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	5,542,359	$63,293,735
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,722,761	99,043,408

Total Registered Investment Companies (cost $194,389,469)		162,337,143

TOTAL INVESTMENTS (99.36%) (cost $194,389,469)		162,337,143

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.64%)		1,048,443

NET ASSETS (100.00%)		$163,385,586

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (38.37%)

Aerospace/Defense (0.46%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,087,417
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	536,232
5.050%, 08/01/2019	500,000	567,707

		2,191,356

Agriculture, Foods, & Beverage (3.08%)
Kellogg Co.
6.600%, 04/01/2011	500,000	515,199
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	516,274
Hershey Co.
5.300%, 09/01/2011	500,000	522,206
General Mills Inc.
6.000%, 02/15/2012	500,000	533,296
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,068,363
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	544,640
Bottling Group LLC
4.625%, 11/15/2012	500,000	538,225
Kellogg Co.
5.125%, 12/03/2012	500,000	543,252
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	555,296
Pepsico Inc.
4.650%, 02/15/2013	500,000	544,923
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,104,519
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	553,940
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,122,579
Hershey Co.
5.450%, 09/01/2016	500,000	577,430
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,180,638
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	572,226
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,354,440
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	589,502
Pepsico Inc.
7.900%, 11/01/2018	500,000	666,138

		14,603,086

Automotive (0.12%)
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	571,914

Banks (2.04%)
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	1,000,000

	Principal amount	Value
Corporate Bonds (Cont.)

Banks (Cont.)
Wells Fargo & Co.
4.875%, 01/12/2011	$500,000	$506,070
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,012,489
Wachovia Corp.
5.350%, 03/15/2011	500,000	509,160
Royal Bank of Canada
5.650%, 07/20/2011	500,000	520,684
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,083,146
Wachovia Corp.
5.700%, 08/01/2013	500,000	553,821
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	557,552
US Bank NA
4.950%, 10/30/2014	500,000	553,236
Fifth Third Bank
4.750%, 02/01/2015	500,000	528,590
Wachovia Bank NA
5.600%, 03/15/2016	500,000	556,263
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	561,246
Wachovia Corp.
5.750%, 06/15/2017	500,000	570,792
KFW
4.875%, 06/17/2019	1,000,000	1,177,188

		9,690,237

Building Materials & Construction (1.11%)
Lafarge SA
6.150%, 07/15/2011	500,000	515,147
CRH America Inc.
5.625%, 09/30/2011	500,000	520,517
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,086,183
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	532,873
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,073,386
Masco Corp.
4.800%, 06/15/2015	500,000	491,702
CRH America Inc.
6.000%, 09/30/2016	500,000	559,806
Masco Corp.
5.850%, 03/15/2017	500,000	489,186

		5,268,800

Chemicals (1.64%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,002,982
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	546,928
4.125%, 03/06/2013	500,000	535,508

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Chemicals (Cont.)
Rohm & Haas Co.
5.600%, 03/15/2013	$500,000	$538,700
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	559,983
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,178,948
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	558,228
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	602,274
PPG Industries Inc.
7.400%, 08/15/2019	500,000	635,122
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,015,929
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	576,820

		7,751,422

Commercial Service/Supply (0.79%)
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	510,895
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	528,980
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	1,037,519
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	539,003
5.750%, 09/15/2017	500,000	542,543
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	604,261

		3,763,201

Computer Software & Services (0.42%)
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	1,994,848

Computers (0.36%)
International Business Machines Corp.
4.950%, 03/22/2011	500,000	510,191
6.500%, 10/15/2013	500,000	581,214
5.700%, 09/14/2017	500,000	597,243

		1,688,648

Consumer & Marketing (2.12%)
Avon Products Inc.
5.125%, 01/15/2011	500,000	506,726
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,034,621
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	524,064
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,086,655
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	529,526

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Procter & Gamble Co., The
4.950%, 08/15/2014	$1,000,000	$1,135,220
Clorox Co.
5.000%, 01/15/2015	500,000	559,882
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,078,100
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,143,435
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	610,468
Danaher Corp.
5.625%, 01/15/2018	500,000	594,558
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,235,814

		10,039,069

Electronic/Electrical Manufacturing (0.47%)
General Electric Co.
5.000%, 02/01/2013	500,000	542,972
Emerson Electric Co.
4.500%, 05/01/2013	500,000	541,950
4.750%, 10/15/2015	1,000,000	1,146,182

		2,231,104

Financial Services (2.81%)
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,001,388
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,001,957
American Express Credit
5.000%, 12/02/2010	1,000,000	1,006,989
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	520,516
American Express Co.
5.250%, 09/12/2011	500,000	520,207
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,087,522
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	552,320
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	549,064
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	569,021
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	566,314
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	550,698
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	587,764
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,016,498
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,135,108
ProLogis
6.625%, 05/15/2018	500,000	492,811

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Financial Services (Cont.)
Simon Property Group Inc.
6.125%, 05/30/2018	$1,000,000	$1,160,437

		13,318,614

Forest Products & Paper (0.24%)
International Paper Co.
5.250%, 04/01/2016	500,000	541,247
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	585,875

		1,127,122

Health Care (4.53%)
Abbott Laboratories
5.600%, 05/15/2011	750,000	774,329
Johnson & Johnson
5.150%, 08/15/2012	500,000	542,306
AstraZeneca PLC
5.400%, 09/15/2012	500,000	544,754
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	538,594
Wyeth
5.500%, 03/15/2013	500,000	553,506
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	545,654
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,081,229
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,126,636
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,102,064
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,108,699
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,141,002
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,061,464
Amgen Inc.
4.850%, 11/18/2014	500,000	565,378
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	567,608
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,119,682
Medtronic Inc.
4.750%, 09/15/2015	500,000	570,493
Abbott Laboratories
5.875%, 05/15/2016	750,000	901,218
Baxter International Inc.
5.900%, 09/01/2016	500,000	602,425
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,318,786
Wyeth
5.450%, 04/01/2017	500,000	582,450
Amgen Inc.
5.850%, 06/01/2017	500,000	596,880
Johnson & Johnson
5.550%, 08/15/2017	500,000	603,157

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
AstraZeneca PLC
5.900%, 09/15/2017	$500,000	$601,848
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	607,472
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,145,038
Baxter International Inc.
4.500%, 08/15/2019	500,000	555,086

		21,457,758

Machinery & Manufacturing (3.00%)
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,012,831
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	522,182
Covidien International
5.450%, 10/15/2012	500,000	544,404
Goodrich Corp.
7.625%, 12/15/2012	500,000	573,318
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	544,214
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	816,268
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,145,731
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,076,596
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	564,997
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,145,948
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,173,693
Caterpillar Inc.
5.700%, 08/15/2016	500,000	599,752
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,139,364
Honeywell International Inc.
5.300%, 03/15/2017	500,000	580,836
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	589,634
Covidien International
6.000%, 10/15/2017	500,000	594,510
United Technologies Corp.
5.375%, 12/15/2017	500,000	587,334
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,004,919

		14,216,531

Media & Broadcasting (0.83%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,043,389
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,147,093
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,202,422

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Media & Broadcasting (Cont.)
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	$500,000	$564,786

		3,957,690

Mining & Metals (1.18%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	504,358
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	529,510
BHP Finance USA
4.800%, 04/15/2013	500,000	543,644
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,101,311
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,108,731
Alcoa Inc.
5.550%, 02/01/2017	500,000	518,856
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	570,441
Alcoa Inc.
5.870%, 02/23/2022	750,000	737,740

		5,614,591

Oil & Gas (2.24%)
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,557,396
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	534,569
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	529,509
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	554,046
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	589,611
Apache Corp.
5.625%, 01/15/2017	500,000	578,118
Shell International Finance
5.200%, 03/22/2017	500,000	576,339
Canadian National Resources
5.700%, 05/15/2017	500,000	575,315
Weatherford International Inc.
6.350%, 06/15/2017	500,000	560,420
EOG Resources Inc.
5.875%, 09/15/2017	500,000	588,918
Husky Energy Inc.
6.200%, 09/15/2017	500,000	573,352
Encana Corp.
5.900%, 12/01/2017	500,000	583,720
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,162,546
ConocoPhillips
6.000%, 01/15/2020	500,000	615,200
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,021,966

		10,601,025

	Principal amount	Value
Corporate Bonds (Cont.)

Retailers (2.44%)
Albertson’s Inc.
7.500%, 02/15/2011	$500,000	$509,375
Home Depot Inc.
5.200%, 03/01/2011	500,000	509,383
CVS Corp.
5.750%, 08/15/2011	500,000	520,975
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,066,766
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	544,796
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,094,283
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,081,566
Walgreen Co.
4.875%, 08/01/2013	500,000	554,698
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,151,323
Target Corp.
5.875%, 07/15/2016	1,000,000	1,197,455
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	589,438
McDonald’s Corp.
5.300%, 03/15/2017	500,000	579,430
Target Corp.
5.375%, 05/01/2017	500,000	582,676
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	573,792
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,020,616

		11,576,572

Telecom & Telecom Equipment (1.72%)
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,017,668
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,018,250
Vodafone Group PLC
5.500%, 06/15/2011	500,000	516,720
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	535,648
Alltel Corp.
7.000%, 07/01/2012	500,000	550,074
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,091,202
Vodafone Group PLC
4.150%, 06/10/2014	500,000	540,039
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,124,543
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,161,582
Vodafone Group PLC
5.450%, 06/10/2019	500,000	578,621

		8,134,347

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (6.77%)
Puget Sound Energy Inc.
7.690%, 02/01/2011	$500,000	$510,244
Reliant Energy
7.750%, 02/15/2011	500,000	512,471
Appalachian Power Co.
5.550%, 04/01/2011	500,000	511,032
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	525,656
Tampa Electric Co.
6.875%, 06/15/2012	500,000	545,102
Appalachian Power Co.
5.650%, 08/15/2012	500,000	536,363
Northern States Power Co.
8.000%, 08/28/2012	500,000	566,126
Southern California Gas
4.800%, 10/01/2012	500,000	532,578
Georgia Power Co.
5.125%, 11/15/2012	200,000	216,909
Virginia Electric & Power
5.100%, 11/30/2012	500,000	543,950
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,092,937
Florida Power Corp.
4.800%, 03/01/2013	500,000	539,600
Public Service of Colorado
4.875%, 03/01/2013	500,000	544,833
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	534,196
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,084,893
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	541,664
PSI Energy
5.000%, 09/15/2013	1,000,000	1,097,763
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,111,640
Union Electric Co.
5.500%, 05/15/2014	500,000	551,344
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,101,095
Union Electric Co.
4.750%, 04/01/2015	500,000	545,112
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	559,148
Southwestern Electric Power
5.375%, 04/15/2015	500,000	549,766
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	583,562
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,170,705
Virginia Electric & Power
5.400%, 01/15/2016	500,000	585,908
Ohio Power Co.
6.000%, 06/01/2016	500,000	581,510

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Commonwealth Edison Co.
5.950%, 08/15/2016	$500,000	$593,276
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	587,717
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	580,730
Georgia Power Co.
5.700%, 06/01/2017	500,000	588,898
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,125,542
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	572,576
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,131,653
Union Electric Co.
6.400%, 06/15/2017	500,000	588,547
Florida Power Corp.
5.800%, 09/15/2017	500,000	595,206
Virginia Electric & Power
5.950%, 09/15/2017	500,000	596,432
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	588,126
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	579,824
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	521,310
Southern California Gas
5.450%, 04/15/2018	500,000	575,918
Pacificorp
5.650%, 07/15/2018	500,000	594,452
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	664,258
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,003,202
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	990,261
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	620,998
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,220,259

		32,095,292

Total Corporate Bonds (cost $164,407,104)		181,893,227

Taxable Municipal Bonds (0.46%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,031,590
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,133,310

Total Taxable Municipal Bonds (cost $1,984,676)		2,164,900

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Commercial Mortgage-Backed Securities (0.89%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	$2,000,000	$2,085,242
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,143,938

Total Commercial Mortgage-Backed Securities (cost $3,876,473)		4,229,180

Government Agency Securities (a) (21.07%)

Agency Notes & Bonds (2.25%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,654,638
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,007,946
4.375%, 09/15/2012	1,500,000	1,611,404
5.500%, 05/10/2027	5,000,000	5,683,325
7.125%, 01/15/2030	500,000	715,174

		10,672,487

Mortgage-Backed Securities (18.82%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	296,148	316,085
5.000%, 09/01/2018	284,201	306,793
5.000%, 09/01/2018	208,010	222,014
4.500%, 11/01/2018	581,661	617,820
5.500%, 11/01/2018	203,184	219,430
5.000%, 01/01/2019	215,521	230,165
5.000%, 04/01/2019	274,941	293,622
4.000%, 05/01/2019	341,397	361,576
4.500%, 05/01/2019	350,347	369,774
5.500%, 06/01/2019	389,030	420,378
5.000%, 01/01/2020	316,155	337,637
5.500%, 04/01/2020	359,579	388,329
5.500%, 07/01/2020	662,010	715,355
6.000%, 07/01/2021	610,089	662,300
4.500%, 05/01/2024	726,806	764,720
4.500%, 09/01/2024	1,670,897	1,758,060
4.000%, 10/01/2024	1,819,318	1,901,837
5.000%, 10/01/2024	1,699,352	1,803,000
4.000%, 01/01/2025	1,835,199	1,918,438
6.000%, 11/01/2028	38,654	42,577
6.500%, 06/01/2029	59,436	65,994
7.500%, 12/01/2030	1,761	2,010
7.000%, 07/01/2031	4,903	5,563
6.500%, 09/01/2031	10,867	12,066
6.000%, 11/01/2032	145,404	159,615
6.000%, 12/01/2032	68,889	75,622
5.500%, 05/01/2033	1,133,618	1,216,599
5.500%, 07/01/2033	988,018	1,060,341
5.000%, 08/01/2033	842,616	892,828
5.500%, 03/01/2034	347,542	372,217
5.000%, 04/01/2034	614,903	650,585
6.000%, 07/01/2034	905,902	987,643
5.500%, 05/01/2035	989,802	1,065,496
5.000%, 05/01/2035	1,116,016	1,184,823
4.500%, 08/01/2035	611,391	640,534

	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
5.000%, 10/01/2035	$715,417	$756,037
6.500%, 08/01/2036	626,165	683,809
5.500%, 10/01/2037	971,128	1,030,780
6.000%, 01/01/2038	481,559	517,186
6.000%, 01/01/2038	1,065,917	1,144,776
5.000%, 06/01/2039	1,676,912	1,762,691
4.500%, 06/01/2039	1,873,189	1,950,186
4.500%, 10/01/2039	2,785,672	2,900,177
5.000%, 10/01/2039	2,615,250	2,749,028
5.000%, 01/01/2040	926,221	973,600
4.500%, 02/01/2040	965,693	1,005,388
Federal National Mortgage Association
6.000%, 09/01/2013	55,729	58,712
5.500%, 12/01/2016	54,148	58,617
6.500%, 01/01/2017	31,586	34,221
5.500%, 01/01/2017	32,701	35,400
5.500%, 01/01/2017	196,710	212,946
5.500%, 02/01/2017	197,347	213,635
5.000%, 03/01/2017	191,286	204,149
6.000%, 04/01/2017	32,860	35,614
5.500%, 01/01/2018	106,186	115,149
5.000%, 02/01/2018	280,023	298,853
5.000%, 05/01/2018	448,556	478,718
5.000%, 05/01/2018	404,714	431,928
4.500%, 05/01/2018	522,338	554,809
4.500%, 05/01/2018	540,800	574,419
5.000%, 05/01/2018	216,978	231,727
4.500%, 03/01/2019	330,708	349,050
5.500%, 10/01/2019	630,125	681,343
5.000%, 11/01/2019	564,471	602,781
4.500%, 12/01/2019	356,839	379,021
5.000%, 06/01/2020	625,770	667,458
4.500%, 09/01/2020	579,544	614,485
5.000%, 05/01/2021	824,015	878,717
5.500%, 05/01/2021	453,076	493,416
4.500%, 04/01/2023	574,422	604,835
5.000%, 01/01/2024	1,032,652	1,095,637
4.500%, 04/01/2024	670,998	706,316
4.000%, 06/01/2024	1,691,940	1,768,682
4.500%, 11/01/2024	1,313,904	1,383,060
7.500%, 09/01/2029	36,097	41,156
8.000%, 03/01/2030	11,729	13,601
6.500%, 05/01/2030	53,911	60,323
6.500%, 08/01/2031	13,988	15,634
7.000%, 08/01/2031	3,784	4,299
6.500%, 10/01/2031	35,170	39,309
6.000%, 11/01/2031	28,296	31,155
7.000%, 01/01/2032	48,802	55,434
6.500%, 03/01/2032	20,287	22,674
6.000%, 03/01/2032	51,892	57,134
7.000%, 04/01/2032	47,773	54,224
6.500%, 04/01/2032	117,362	130,954
6.500%, 05/01/2032	331,405	370,926
6.000%, 05/01/2032	32,901	36,163
7.000%, 06/01/2032	51,355	58,289

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
6.500%, 06/01/2032	$26,128	$29,153
7.000%, 06/01/2032	75,274	85,438
6.500%, 07/01/2032	109,840	122,560
6.000%, 08/01/2032	225,781	248,164
5.500%, 10/01/2032	655,951	705,186
6.500%, 10/01/2032	210,506	234,884
6.000%, 11/01/2032	245,889	270,266
6.000%, 01/01/2033	164,448	180,751
5.500%, 03/01/2033	191,044	205,264
5.500%, 03/01/2033	477,384	512,918
6.000%, 04/01/2033	369,573	405,288
5.000%, 05/01/2033	365,137	387,694
5.000%, 05/01/2033	455,314	483,442
5.000%, 08/01/2033	724,798	769,575
5.500%, 10/01/2033	490,432	526,937
5.000%, 03/01/2034	1,207,004	1,281,571
5.500%, 05/01/2034	746,580	800,751
6.000%, 07/01/2034	409,877	447,438
5.500%, 12/01/2034	968,244	1,038,499
5.500%, 04/01/2035	852,550	917,383
5.000%, 07/01/2035	969,928	1,025,302
5.500%, 07/01/2035	1,047,959	1,120,724
5.000%, 10/01/2035	782,134	826,787
5.000%, 11/01/2035	493,995	522,198
6.000%, 08/01/2036	944,333	1,019,951
6.000%, 12/01/2037	356,100	383,168
5.500%, 02/01/2038	952,680	1,013,565
5.500%, 06/01/2038	2,230,399	2,372,942
4.500%, 03/01/2039	1,904,982	1,996,958
4.500%, 05/01/2039	1,951,577	2,040,977
5.000%, 11/01/2039	2,339,761	2,487,711
4.500%, 01/01/2040	1,908,718	1,990,157
Government National Mortgage Association
6.000%, 05/15/2017	140,375	152,535
6.500%, 06/15/2028	65,056	73,152
6.000%, 11/15/2028	49,955	54,818
6.500%, 03/15/2029	82,364	92,526
7.000%, 06/15/2029	49,537	56,574
7.500%, 08/20/2030	15,326	17,503
6.000%, 01/15/2032	27,886	30,601
5.500%, 10/15/2033	482,353	521,669
5.000%, 11/20/2033	698,082	749,868
6.000%, 12/20/2033	208,879	229,106
5.500%, 11/15/2038	1,564,935	1,684,667
5.000%, 09/15/2039	2,562,467	2,732,645
4.500%, 10/15/2039	2,928,996	3,087,249
5.000%, 12/15/2039	929,922	991,680

		89,198,672

Total Government Agency Securities (cost $94,679,628)		99,871,159

U.S. Treasury Obligations (29.00%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	669,492
8.125%, 08/15/2019	750,000	1,097,050
6.250%, 08/15/2023	1,000,000	1,354,375

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
6.875%, 08/15/2025	$1,000,000	$1,452,812
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,104,700
2.625%, 07/31/2014	2,000,000	2,129,062
2.375%, 08/31/2014	1,000,000	1,055,078
4.250%, 11/15/2014	1,000,000	1,133,672
4.000%, 02/15/2015	2,000,000	2,248,906
4.125%, 05/15/2015	1,000,000	1,133,359
2.125%, 05/31/2015	5,000,000	5,212,900
4.250%, 08/15/2015	2,000,000	2,285,782
4.500%, 11/15/2015	10,000,000	11,604,690
4.500%, 02/15/2016	10,000,000	11,603,120
2.625%, 04/30/2016	1,000,000	1,060,703
3.250%, 07/31/2016	2,000,000	2,188,906
3.000%, 08/31/2016	1,000,000	1,078,750
2.750%, 05/31/2017	5,000,000	5,289,455
4.250%, 11/15/2017	12,000,000	13,885,308
3.500%, 02/15/2018	2,000,000	2,208,750
3.875%, 05/15/2018	2,000,000	2,258,124
3.750%, 11/15/2018	17,000,000	18,992,196
3.125%, 05/15/2019	2,000,000	2,125,156
3.625%, 08/15/2019	2,000,000	2,199,376
3.375%, 11/15/2019	10,000,000	10,772,660
3.625%, 02/15/2020	20,000,000	21,935,940
3.500%, 05/15/2020	5,000,000	5,427,350

Total U.S. Treasury Obligations (cost $127,897,465)		137,507,672

	Shares	Value
Short-term Investments (9.62%)
JPMorgan U.S. Government Money Market Fund	45,632,584	$45,632,584

Total Short-term Investments (cost $45,632,584)		45,632,584

TOTAL INVESTMENTS (99.41%) (cost $438,477,930)		471,298,722

OTHER ASSETS, NET OF LIABILITIES (0.59%)		2,791,031

NET ASSETS (100.00%)		$474,089,753

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (96.55%)

Alabama (3.73%)
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2021	AA-	$1,155,000	$1,251,258
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	1,000,000	1,114,090
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,155,534
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	565,760
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,135,900
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,495,370
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,084,740

					9,802,652

Alaska (1.77%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,052,470
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,471,482
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,130,582

					4,654,534

Arizona (3.40%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	952,534
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,387,035
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,163,960
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,572,120
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties,
Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,657,699
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement
Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,203,500

					8,936,848

Arkansas (1.52%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Seres 2010	3.000%	11/15/2020	AA+	1,300,000	1,311,297
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Seres 2010	4.000%	11/15/2021	AA+	1,000,000	1,085,730
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,570,000	1,601,808

					3,998,835

California (6.84%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,549,290
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	900,000	928,125
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA-	1,395,000	1,515,361
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA-	450,000	486,176
State of California, General Obligation Bonds	5.250%	02/01/2019	A-	2,200,000	2,358,268
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	992,772
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	592,609
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	639,498
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,056,570
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	923,267

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

California (Cont.)
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	$1,195,000	$1,294,245
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,422,122
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	965,303
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	1,060,970
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,135,040
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,056,020

					17,975,636

Colorado (1.42%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,402,566
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	272,810
Eagle River Water and Sanitation District (Eagle County, Colorado), Enterprise Water Revenue Bonds, Series 2009	4.250%	12/01/2024	A+	675,000	715,426
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	Aa2	1,185,000	1,353,223

					3,744,025

Connecticut (1.65%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aa2	265,000	280,590
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,117,090
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,320,909
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	984,903
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	642,779

					4,346,271

Delaware (1.21%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1	1,625,000	1,738,685
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (c)	5.000%	12/01/2028	A1	1,120,000	1,372,605
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	55,918

					3,167,208

Florida (5.21%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,450,667
JEA Florida, Electric System Revenue Bonds, Series Three D-1 (d)	4.000%	10/01/2021	AA-	1,000,000	1,027,320
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	AA	1,265,000	1,307,124
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,589,891
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,050,280
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A	1,350,000	1,406,781
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,016,630
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,832,838

					13,681,531

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Georgia (1.59%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2022	AA-	$250,000	$266,452
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,100,690
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	AA-	320,000	338,374
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	1,000,000	1,168,600
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,304,834

					4,178,950

Hawaii (0.90%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,362,920

Idaho (1.22%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	542,020
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,089,750
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,566,665

					3,198,435

Illinois (2.37%)
State of Illinois, General Obligation Bonds, First Series of December 2000 (Prerefunded to 12-01-2010 @ 100) (c)	5.750%	12/01/2017	A1	1,000,000	1,008,540
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,221,800

					6,230,340

Indiana (1.93%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,174,984
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,401,242
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,033,660
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	430,000	459,111

					5,068,997

Iowa (3.29%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,368,890
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	1,300,000	1,417,078
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,517,766
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,061,670
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,919,982
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,348,842

					8,634,228

Kansas (5.36%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	778,158
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	668,856

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Kansas (Cont.)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	$450,000	$463,392
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	259,715
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,516,720
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,103,950
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,031,010
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,697,390
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,559,614

					14,078,805

Kentucky (2.52%)
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,840,000	2,942,922
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,052,990
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,624,709

					6,620,621

Louisiana (0.37%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	AA-	900,000	982,809

Maine (0.40%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	1,000,000	1,061,500

Maryland (0.96%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,352,300
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,175,510

					2,527,810

Massachusetts (0.43%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	AA	1,000,000	1,120,640

Michigan (0.82%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	536,365
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	527,675
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,089,960

					2,154,000

Minnesota (1.46%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,694,125
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,132,780

					3,826,905

Mississippi (1.07%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	507,435
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,164,600

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	$1,000,000	$1,151,310

					2,823,345

Missouri (1.68%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,568
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (c)	5.625%	07/01/2016	Aaa	620,000	620,000
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,025,720
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,108,940
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,125,040

					4,416,268

Montana (0.13%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	352,142

Nebraska (1.31%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,727,130
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,714,080

					3,441,210

New Hampshire (0.86%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa2	610,000	658,483
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa2	980,000	1,052,324
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3	500,000	549,645

					2,260,452

New Jersey (2.50%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa2	1,300,000	1,343,563
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,069,560
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,837,494
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa1	1,205,000	1,320,439

					6,571,056

New Mexico (3.07%)
New Mexico Finance Authority, State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B (d)	5.000%	06/15/2018	Aa1	4,000,000	4,776,200
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010 (d)	4.000%	08/01/2022	AA	570,000	612,961
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,057,749
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	531,222
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa1	1,000,000	1,101,580

					8,079,712

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New York (6.13%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	$1,300,000	$1,388,959
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	2,575,000	2,726,976
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,377,937
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,120,060
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	461,915
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	1,000,000	1,100,160
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,398,054
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	714,263
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	532,134
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa2	1,000,000	1,113,590
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,073,850
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	1,022,827
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	995,000	1,066,391

					16,097,116

North Carolina (3.40%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,053,630
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	AA-	1,355,000	1,552,816
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,361,760
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,080,920
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,620,390
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	210,161
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,736,565
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	321,816

					8,938,058

Ohio (2.62%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	AA	1,000,000	1,051,300
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio,
School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	807,982
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,225,430
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	AA-	1,000,000	1,152,990
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,636,375

					6,874,077

Oklahoma (0.91%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,271,598
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	449,372
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	660,000	659,894

					2,380,864

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Oregon (5.05%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	$1,000,000	$1,080,390
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	A	2,000,000	2,064,860
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,655,000	1,832,449
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	771,390
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,075,390
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,561,629
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	AA	570,000	624,526
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	AA	330,000	361,568
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	AA	575,000	685,820
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,104,450
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	AA	940,000	1,103,250

					13,265,722

Pennsylvania (0.55%)
County of Lancaster (Pennsylvania), General Obligation Bonds, Series A of 2010 (d)	3.000%	11/01/2020	Aa2	1,450,000	1,443,736

Rhode Island (1.04%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund
Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,083,730
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,093,000
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	552,805

					2,729,535

South Carolina (2.57%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,117,492
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,602,405
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	4,039,105

					6,759,002

South Dakota (0.31%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	813,952

Tennessee (3.94%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	1,000,000	1,185,420
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	500,000	594,590
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	840,000	986,084
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	1,125,000	1,206,281
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,119,890

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	$1,000,000	$1,098,950
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	AA+	425,000	452,914
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,414,070
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,295,461

					10,353,660

Texas (2.29%)
Fort Worth Independent School District (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010 (d)	4.000%	02/15/2021	AA	1,000,000	1,083,610
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,255,540
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,717,305
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	961,713

					6,018,168

Utah (0.30%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	785,944

Virginia (2.09%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,186,080
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa2	520,000	570,274
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,706,457
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,079,550
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	954,099

					5,496,460

Washington (3.80%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,599,715
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,267,280
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,754,025
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	729,042
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	1,140,000	1,191,140
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	479,545
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	954,504

					9,975,251

Wisconsin (0.56%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obliagion Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	536,455

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Wisconsin (Cont.)
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	$850,000	$941,622

					1,478,077

Total Long-term Municipal Bonds (cost $239,217,850)					253,708,307

				Shares	Value
Short-term Investments (5.73%)
JPMorgan Tax Free Money Market Fund				15,066,617	$15,066,617

Total Short-term Investments (cost $15,066,617)					15,066,617

TOTAL INVESTMENTS (102.28%) (cost $254,284,467)					268,774,924

LIABILITIES, NET OF OTHER ASSETS (-2.28%)					(5,988,517)

NET ASSETS (100.00%)					$262,786,407

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.
(b)	Long-term Municipal Bonds consisted of 3.97% Advanced Refund Bonds, 40.59% General Obligation Bonds and 55.44% Municipal Revenue Bonds.
(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.
(d)	Securities purchased on a “when-issued” basis.

NR	– Not Rated

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (99.35%)

Automotive (4.86%)
American Honda Finance Corp.
0.240%, 10/19/2010	$2,000,000	$1,999,760
0.260%, 11/02/2010	8,400,000	8,398,059
0.320%, 11/16/2010	1,500,000	1,499,382

		11,897,201

Consumer & Marketing (6.09%)
Nestle Financial International Ltd.
0.200%, 10/13/2010	1,000,000	999,933
0.230%, 10/18/2010	5,400,000	5,399,414
Procter & Gamble Co., The (a)
0.250%, 10/05/2010	3,500,000	3,499,903
0.260%, 11/17/2010	5,000,000	4,998,303

		14,897,553

Financial Services (4.90%)
General Electric Capital Corp.
0.220%, 10/26/2010	9,000,000	8,998,625
0.230%, 10/26/2010	3,000,000	2,999,521

		11,998,146

Government Agency Securities (b) (60.03%)
Federal Home Loan Bank
0.190%, 10/08/2010	7,750,000	7,749,714
0.160%, 10/13/2010	10,000,000	9,999,467
0.185%, 10/22/2010	13,000,000	12,998,597
0.175%, 11/05/2010	8,500,000	8,498,554
0.170%, 11/12/2010	20,800,000	20,795,875
0.120%, 11/30/2010	24,317,000	24,312,137
0.170%, 12/22/2010	10,000,000	9,996,128
0.180%, 12/27/2010	12,000,000	11,994,780
Federal Home Loan Mortgage Corp.
0.200%, 10/04/2010	14,000,000	13,999,767
0.170%, 11/08/2010	6,112,000	6,110,903
0.150%, 11/18/2010	3,000,000	2,999,400
0.180%, 12/20/2010	10,000,000	9,996,000

Federal National Mortgage Association
0.180%, 10/27/2010	6,000,000	5,999,220
0.170%, 10/29/2010	1,500,000	1,499,802

		146,950,344

Health Care (1.51%)
Merck & Co. Inc. (a)
0.200%, 10/20/2010	2,700,000	2,699,715
0.210%, 10/21/2010	1,000,000	999,883

		3,699,598

Oil & Gas (9.89%)
Chevron Funding Corp.
0.170%, 10/06/2010	3,700,000	3,699,913
0.130%, 10/22/2010	8,400,000	8,399,363
Exxon Mobil Corp.
0.160%, 10/07/2010	5,200,000	5,199,861

	Principal amount	Value
Short-term Investments (Cont.)

Oil & Gas (Cont.)
0.120%, 10/28/2010	$6,900,000	$6,899,379

		24,198,516

	Shares	Value
Registered Investment Companies (0.23%)
JPMorgan U.S. Government Money Market Fund	570,893	$570,893

	Principal amount	Value
U.S. Government Obligations (11.84%)
U.S. Treasury Bill
0.111%, 10/21/2010	$6,000,000	$5,999,637
0.120%, 10/28/2010	4,000,000	3,999,640
0.157%, 11/18/2010	11,000,000	10,997,727
0.152%, 12/16/2010	8,000,000	7,997,467

		28,994,471

Total Short-term Investments (cost $243,206,722)		243,206,722

TOTAL INVESTMENTS (99.35%) (cost $243,206,722)		243,206,722
OTHER ASSETS, NET OF LIABILITIES (0.65%)		1,587,379

NET ASSETS (100.00%)		$244,794,101

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $12,197,804 or 4.98% of net assets.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”) 4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

57

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC, the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

58

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of September 30, 2010:

		Investments in Securities			Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$ —	$—
Common Stocks (a)	$241,021,089	$—	$ —	$241,021,089
Short-term Investments	2,199,696	—	—	2,199,696
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	144,995,792	—	—	144,995,792
Registered Investment Companies	1,838,614	—	—	1,838,614
Short-term Investments	1,816,931	—	—	1,816,931
International Equity Fund					—	(1,177)	—	(1,177)
Common Stocks (a)	101,906,152	—	—	101,906,152
Preferred Stocks (a)	4,498,197	—	—	4,498,197
Repurchase Agreement	—	3,278,187	—	3,278,187
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	502,363,511	—	502,363,511
Small Cap Index Fund					155,014	—	—	155,014
Common Stocks (a)	253,542,158	—	—	253,542,158
Registered Investment Companies	2,451,506	—	—	2,451,506
Short-term Investments	2,918,602	679,885	—	3,598,487
International Index Fund					(21,907)	30,224	—	8,317
Common Stocks (a)	199,431,092	—	0	199,431,092
Preferred Stocks (a)	896,898	—	—	896,898
Repurchase Agreement	—	362,308	—	362,308
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	162,337,143	—	—	162,337,143
Bond Fund					—	—	—	—
Corporate Bonds	—	181,893,227	—	181,893,227
Taxable Municipal Bonds	—	2,164,900	—	2,164,900
Commercial Mortgaged-Backed Securities	—	4,229,180	—	4,229,180
Agency Notes & Bonds	—	10,672,487	—	10,672,487
Mortgage-Backed Securities	—	89,198,672	—	89,198,672
U.S. Treasury Obligations	—	137,507,672	—	137,507,672
Short-term Investments	45,632,584	—	—	45,632,584
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	253,708,307	—	253,708,307
Short-term Investments	15,066,617	—	—	15,066,617
Money Market Fund					—	—	—	—
Short-term Investments	570,893	242,635,829	—	243,206,722
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

59

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

		Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$ —	$ —	$ —	$ —
Investments in securities in Master Portfolios	$ —	$634,306,082	$ —	$634,306,082
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	973,817,044	—	973,817,044
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	817,645,525	—	817,645,525
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	612,336,627	—	612,336,627
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	36,886,258	—	36,886,258

On December 31, 2009, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using an independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On September 30, 2010, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2010 at $106,404,349 were transferred from Level 2 to Level 1 in the International Equity Fund and $200,327,990 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The International Equity Fund, Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2009 or for the period ended September 30, 2010. The remaining Funds did not hold any Level 3 securities as of December 31, 2009 or for the period ended September 30, 2010.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2010. For the

Feeder Funds, see the Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2010, the Tax Advantaged Bond Fund had commitments of $8,952,990 (representing 3.41% of net assets) for when-issued securities.

60

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2010 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	25.77%
LifePath Retirement Fund	LifePath Retirement Master Portfolio	47.77%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	44.70%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	45.71%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	44.99%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	39.62%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

61

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2010, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$216,658,880	$32,410,340	$ (5,848,435)	$ 26,561,905
Small/Mid Cap Equity Fund	126,068,505	25,423,015	(2,840,183)	22,582,832
International Equity Fund	94,744,044	18,562,048	(3,623,556)	14,938,492
Small Cap Index Fund	261,313,985	51,080,802	(52,802,636)	(1,721,834)
International Index Fund	191,980,319	41,444,472	(32,734,493)	8,709,979
Equity and Bond Fund	194,483,974	5,521,383	(37,668,214)	(32,146,831)
Bond Fund	438,477,930	32,864,276	(43,484)	32,820,792
Tax Advantaged Bond Fund	254,284,467	14,570,457	(80,000)	14,490,457
Money Market Fund	243,206,722	-	-	-

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund, Small Cap Index Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $987,977 as ordinary income for federal income tax purposes during 2009. The Small Cap Index Fund recognized realized gains of $1,258 as ordinary income for federal income tax purposes during 2009. The International Index Fund recognized unrealized appreciation (depreciation) of $638,423 as ordinary income for federal income tax purposes during 2009. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2009 was $1,089,018 for the International Equity Fund and $879,188 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds entered into forward foreign currency contracts to decrease exposure to a given currency between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation)

62

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3. Futures and foreign currency contracts

As of September 30, 2010, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
1,260	Brazilian Real	State Street Bank and Trust Company	10/01/2010	(738)	$ 6	$ —
1,828	Brazilian Real	State Street Bank and Trust Company	10/05/2010	(1,082)	—	(1)
61,728	Brazilian Real	State Street Bank and Trust Company	10/01/2010	(36,183)	299	—
89,585	Brazilian Real	State Street Bank and Trust Company	10/05/2010	(52,996)	—	(50)
15,836	British Pound	Barclays Bank PLC Wholesale	10/05/2010	(24,918)	—	(41)
50,644	British Pound	Barclays Bank PLC Wholesale	10/05/2010	(79,608)	—	(51)
37,327	British Pound	JPMorgan Chase Bank N.A	10/01/2010	(58,984)	—	(347)
55,531	British Pound	UBS AG	10/05/2010	(87,300)	—	(67)
37,949	Canadian Dollar	Credit Suisse London Branch (GFX)	10/05/2010	(36,851)	32	—
81,292	Euro	Credit Suisse London Branch (GFX)	10/05/2010	(110,728)	94	—
93,638	Euro	State Street Bank and Trust Company	10/05/2010	(127,787)	—	(134)
11,478,013	Japanese Yen	State Street Bank and Trust Company	10/05/2010	(137,629)	—	(134)
3,145,749	Japanese Yen	UBS AG	10/05/2010	(37,764)	—	(82)
26,560	Singapore Dollar	State Street Bank and Trust Company	10/01/2010	(20,198)	—	(2)
602,657	Swedish Krona	Royal Bank of Scotland PLC	10/05/2010	(89,287)	123	—
21,945	Swiss Franc	Barclays Bank PLC Wholesale	10/05/2010	(22,352)	—	(19)
(206,780)	Euro	Credit Suisse London Branch (GFX)	10/04/2010	281,655	—	(238)
(63,278)	Euro	Royal Bank of Scotland PLC	10/04/2010	86,191	—	(73)
(41,383)	Euro	Royal Bank of Scotland PLC	10/05/2010	56,368	—	(48)
(39,383)	Euro	State Street Bank and Trust Company	10/04/2010	53,553	—	(136)
(17,818)	Euro	State Street Bank and Trust Company	10/05/2010	24,272	—	(19)
(133,934)	Euro	UBS AG	10/04/2010	182,325	—	(261)
(585,550)	Hong Kong Dollar	Royal Bank of Scotland PLC	10/05/2010	75,448	—	(21)
(393,394)	Singapore Dollar	JPMorgan Chase Bank N.A	10/05/2010	299,145	8	—
(27,758)	Singapore Dollar	State Street Bank and Trust Company	10/05/2010	21,092	—	(16)
(70)	Singapore Dollar	State Street Bank and Trust Company	10/04/2010	53	1	—

				Total	$563	$(1,740)

63

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
166,288	Australian Dollar	UBS AG	12/15/2010	(160,000)	-	$(665)
222,517	British Pound	UBS AG	12/15/2010	(344,000)	5,375	-
225,026	Euro	Royal Bank of Scotland PLC	12/15/2010	(300,000)	6,598	-
282,908	Euro	UBS AG	12/15/2010	(360,000)	25,462	-
24,471,410	Japanese Yen	UBS AG	12/15/2010	(292,000)	1,359	-
(137,794)	Australian Dollar	UBS AG	12/15/2010	130,000	-	(2,032)
(63,673)	British Pound	Royal Bank of Scotland PLC	12/15/2010	100,000	28	-
(110,132)	Euro	UBS AG	10/01/2010	150,000	-	(138)
(20,059,200)	Japanese Yen	Citibank N.A.	10/01/2010	240,000	-	(287)
(8,427,010)	Japanese Yen	Royal Bank of Scotland PLC	12/15/2010	100,000	-	(1,022)
(155,596)	Swiss Franc	UBS AG	12/15/2010	154,000	-	(4,454)

				Total	$38,822	$(8,598)

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2010:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	48	$3,082,586	$3,237,600	Long	December ‘10	$155,014

Total							$155,014

International Index Fund	DJ Euro Stoxx 50	34	1,287,304	1,269,077	Long	December ‘10	(18,227)
International Index Fund	FTSE 100 Index	11	959,097	955,492	Long	December ‘10	(3,605)
International Index Fund	Hang Seng Index	1	144,042	143,887	Long	October ‘10	(155)
International Index Fund	ASX SPI 200 Index	4	451,403	444,613	Long	December ‘10	(6,790)
International Index Fund	Nikkei 225 Index	3	170,909	168,723	Long	December ‘10	(2,186)
International Index Fund	TOPIX Index	7	683,984	693,040	Long	December ‘10	9,056

Total							$(21,907)

(1) “S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2) The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

64

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks
Consumer Discretionary (11.4%)
Auto Components (0.2%)
The Goodyear Tire & Rubber Co. (a)	45,279	$486,749
Johnson Controls, Inc.	125,515	3,828,208

		4,314,957

Automobiles (0.5%)
Ford Motor Co. (a)	641,146	7,847,627
Harley-Davidson, Inc.	43,899	1,248,488

		9,096,115

Distributors (0.1%)
Genuine Parts Co. (b)	29,380	1,310,054

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (a)	23,651	1,214,479
DeVry, Inc.	11,735	577,479
H&R Block, Inc. (b)	57,513	744,793

		2,536,751

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	81,030	3,096,156
Darden Restaurants, Inc. (b)	25,954	1,110,312
International Game Technology	55,566	802,929
Marriott International, Inc., Class A (b)	53,430	1,914,397
McDonald’s Corp.	198,412	14,783,678
Starbucks Corp.	137,968	3,529,222
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,442	1,862,477
Wyndham Worldwide Corp. (b)	33,320	915,300
Wynn Resorts, Ltd.	14,044	1,218,598
Yum! Brands, Inc. (b)	87,056	4,009,799

		33,242,868

Household Durables (0.4%)
D.R. Horton, Inc.	52,212	580,597
Fortune Brands, Inc. (b)	28,401	1,398,181
Harman International Industries, Inc. (a)	12,962	433,060
Leggett & Platt, Inc. (b)	27,505	626,014
Lennar Corp., Class A	29,047	446,743
Newell Rubbermaid, Inc. (b)	51,876	923,912
Pulte Homes, Inc. (a)	62,773	549,892
Stanley Black & Decker, Inc.	30,882	1,892,449
Whirlpool Corp.	14,167	1,146,960

		7,997,808

Internet & Catalog Retail (0.8%)
Amazon.com, Inc. (a)	65,951	10,358,264
Expedia, Inc. (b)	38,713	1,092,094
priceline.com, Inc. (a)	9,020	3,142,027

		14,592,385

Leisure Equipment & Products (0.2%)
Eastman Kodak Co. (a)(b)	47,405	199,101
Hasbro, Inc.	26,065	1,160,153
Mattel, Inc.	66,251	1,554,249

		2,913,503

	Shares	Value
Common Stocks (Cont.)
Media (3.0%)
CBS Corp., Class B	126,897	$2,012,586
Comcast Corp., Class A	523,197	9,459,402
DIRECTV, Class A (a)	161,585	6,726,784
Discovery Communications, Inc. (a)(b)	53,058	2,310,676
Gannett Co., Inc.	44,468	543,844
Interpublic Group of Cos., Inc. (a)(b)	91,117	913,903
The McGraw-Hill Cos., Inc. (b)	57,302	1,894,404
Meredith Corp.	6,474	215,649
The New York Times Co., Class A (a)	22,861	176,944
News Corp., Class A	425,109	5,551,923
Omnicom Group, Inc.	55,744	2,200,773
Scripps Networks Interactive, Inc., Class A (b)	16,739	796,442
Time Warner Cable, Inc. (b)	66,233	3,575,920
Time Warner, Inc.	209,631	6,425,190
Viacom, Inc., Class B (b)	113,369	4,102,824
The Walt Disney Co.	356,546	11,805,238
The Washington Post Co., Class B (b)	1,092	436,156

		59,148,658

Multiline Retail (1.9%)
Big Lots, Inc. (a)	14,414	479,265
Family Dollar Stores, Inc.	24,943	1,101,483
J.C. Penney Co., Inc. (b)	44,074	1,197,931
Kohl’s Corp. (a)(b)	57,414	3,024,570
Macy’s, Inc. (b)	78,791	1,819,284
Nordstrom, Inc.	31,459	1,170,275
Sears Holdings Corp. (a)(b)	8,255	595,516
Target Corp. (b)	134,491	7,187,199
Wal-Mart Stores, Inc.	372,856	19,955,253

		36,530,776

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	16,455	647,011
AutoNation, Inc. (a)	11,735	272,839
AutoZone, Inc. (a)(b)	5,313	1,216,199
Bed Bath & Beyond, Inc. (a)(b)	49,192	2,135,425
Best Buy Co., Inc.	64,509	2,633,902
CarMax, Inc. (a)	41,704	1,161,873
GameStop Corp., Class A (a)(b)	28,473	561,203
The Gap, Inc.	81,532	1,519,757
The Home Depot, Inc. (b)	310,443	9,834,834
Limited Brands, Inc. (b)	49,037	1,313,211
Lowe’s Cos., Inc.	261,597	5,830,997
O’Reilly Automotive, Inc. (a)(b)	25,866	1,376,071
Office Depot, Inc. (a)	53,481	246,013
RadioShack Corp.	23,371	498,503
Ross Stores, Inc. (b)	22,259	1,215,787
The Sherwin-Williams Co. (b)	16,746	1,258,294
Staples, Inc. (b)	136,103	2,847,275
The TJX Cos., Inc. (b)	74,691	3,333,459
Tiffany & Co. (b)	23,537	1,106,004
Urban Outfitters, Inc. (a)(b)	24,117	758,238

		39,766,895

65

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc. (b)	55,406	$2,380,242
NIKE, Inc., Class B (b)	72,035	5,772,885
Polo Ralph Lauren Corp.	12,152	1,091,978
VF Corp. (b)	16,003	1,296,563

		10,541,668

Total Consumer Discretionary		221,992,438

Consumer Staples (10.1%)
Beverages (2.7%)
Brown-Forman Corp., Class B (b)	19,347	1,192,549
The Coca-Cola Co.	430,526	25,194,382
Coca-Cola Enterprises, Inc.	61,835	1,916,885
Constellation Brands, Inc. (a)(b)	33,031	584,318
Dr Pepper Snapple Group, Inc.	44,622	1,584,974
Molson Coors Brewing Co., Class B	29,460	1,391,101
PepsiCo, Inc.	296,580	19,704,775

		51,568,984

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	253,195	7,968,047
Costco Wholesale Corp. (b)	81,862	5,279,280
The Kroger Co.	119,690	2,592,485
SUPERVALU, Inc. (b)	39,541	455,908
Safeway, Inc.	70,585	1,493,579
Sysco Corp.	109,685	3,128,216
Walgreen Co. (b)	181,418	6,077,503
Whole Foods Market, Inc. (a)	27,238	1,010,802

		28,005,820

Food Products (1.7%)
Archer Daniels Midland Co.	119,182	3,804,289
Campbell Soup Co. (b)	36,076	1,289,717
ConAgra Foods, Inc.	81,962	1,798,246
Dean Foods Co. (a)	34,245	349,641
General Mills, Inc.	119,721	4,374,605
H.J. Heinz Co. (b)	59,342	2,811,031
The Hershey Co. (b)	28,791	1,370,164
Hormel Foods Corp. (b)	12,909	575,741
The J.M. Smucker Co.	22,277	1,348,427
Kellogg Co. (b)	48,590	2,454,281
Kraft Foods, Inc., Class A	325,123	10,033,296
McCormick & Co., Inc. (b)	24,837	1,044,148
Sara Lee Corp.	123,445	1,657,866
Tyson Foods, Inc., Class A	55,325	886,307

		33,797,759

Household Products (2.3%)
Colgate-Palmolive Co. (b)	90,599	6,963,439
The Clorox Co. (b)	25,900	1,729,084
Kimberly-Clark Corp.	76,304	4,963,575
The Procter & Gamble Co.	529,145	31,732,826

		45,388,924

Personal Products (0.3%)
Avon Products, Inc. (b)	79,962	2,567,580
The Estee Lauder Cos., Inc., Class A (b)	21,282	1,345,661
Mead Johnson Nutrition Co.	38,131	2,170,035

		6,083,276

	Shares	Value
Common Stocks (Cont.)
Tobacco (1.7%)
Altria Group, Inc.	388,487	$9,331,458
Lorillard, Inc.	28,283	2,271,408
Philip Morris International, Inc.	341,681	19,140,969
Reynolds American, Inc.	31,520	1,871,973

		32,615,808

Total Consumer Staples		197,460,571

Energy (10.8%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	80,361	3,423,379
Cameron International Corp. (a)(b)	45,150	1,939,644
Diamond Offshore Drilling, Inc. (b)	12,958	878,164
FMC Technologies, Inc. (a)(b)	22,089	1,508,458
Halliburton Co.	169,798	5,615,220
Helmerich & Payne, Inc.	19,724	798,033
Nabors Industries Ltd. (a)	53,175	960,340
National Oilwell Varco, Inc.	78,123	3,474,130
Rowan Cos., Inc. (a)(b)	21,367	648,702
Schlumberger Ltd.	254,713	15,692,870

		34,938,940

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	92,263	5,263,604
Apache Corp.	67,908	6,638,686
Cabot Oil & Gas Corp.	19,410	584,435
Chesapeake Energy Corp.	121,976	2,762,756
Chevron Corp.	374,812	30,378,513
ConocoPhillips (b)	276,526	15,880,888
CONSOL Energy, Inc.	42,090	1,555,646
Denbury Resources, Inc. (a)(b)	74,427	1,182,645
Devon Energy Corp. (b)	81,131	5,252,421
EOG Resources, Inc. (b)	47,251	4,392,925
El Paso Corp.	131,233	1,624,665
Exxon Mobil Corp.	949,207	58,651,500
Hess Corp.	54,488	3,221,331
Marathon Oil Corp.	132,293	4,378,898
Massey Energy Co.	19,164	594,467
Murphy Oil Corp. (b)	35,753	2,213,826
Noble Energy, Inc. (b)	32,585	2,446,808
Occidental Petroleum Corp.	151,417	11,855,951
Peabody Energy Corp. (b)	50,177	2,459,175
Pioneer Natural Resources Co. (b)	21,623	1,406,144
QEP Resources, Inc.	32,647	983,981
Range Resources Corp.	29,831	1,137,456
Southwestern Energy Co. (a)	64,515	2,157,382
Spectra Energy Corp. (b)	120,799	2,724,017
Sunoco, Inc.	22,475	820,337
Tesoro Corp.	26,597	355,336
Valero Energy Corp.	105,557	1,848,303
The Williams Cos., Inc.	108,989	2,082,780

		174,854,876

Total Energy		209,793,816

66

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (15.4%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.	46,450	$2,198,479
The Bank of New York Mellon Corp.	226,317	5,913,663
The Charles Schwab Corp.	184,718	2,567,580
E*Trade Financial Corp. (a)	37,027	538,373
Federated Investors, Inc., Class B (b)	17,095	389,082
Franklin Resources, Inc.	27,312	2,919,653
The The Goldman Sachs Group, Inc.	96,120	13,897,030
Invesco Ltd.	87,265	1,852,636
Janus Capital Group, Inc.	34,576	378,607
Legg Mason, Inc.	28,793	872,716
Morgan Stanley	260,418	6,427,116
Northern Trust Corp.	45,129	2,177,023
State Street Corp.	93,555	3,523,281
T Rowe Price Group, Inc.	47,788	2,392,506

		46,047,745

Commercial Banks (2.7%)
BB&T Corp.	129,177	3,110,582
Comerica, Inc.	32,867	1,221,009
Fifth Third Bancorp	148,442	1,785,757
First Horizon National Corp. (a)	44,004	502,090
Huntington Bancshares, Inc.	133,623	757,642
KeyCorp	164,091	1,306,164
M&T Bank Corp.	15,988	1,307,978
Marshall & Ilsley Corp.	98,346	692,356
PNC Financial Services Group, Inc. (c)	97,943	5,084,221
Regions Financial Corp.	234,119	1,702,045
SunTrust Banks, Inc.	93,194	2,407,201
U.S. Bancorp	357,391	7,726,794
Wells Fargo & Co.	975,605	24,516,954
Zions BanCorp.	32,310	690,142

		52,810,935

Consumer Finance (0.7%)
American Express Co.	195,142	8,201,818
Capital One Financial Corp.	85,149	3,367,643
Discover Financial Services (b)	101,414	1,691,586
SLM Corp. (a)	90,538	1,045,714

		14,306,761

Diversified Financial Services (4.0%)
Bank of America Corp.	1,870,490	24,522,124
CME Group, Inc.	12,531	3,263,699
Citigroup, Inc. (a)	4,428,966	17,272,967
IntercontinentalExchange, Inc. (a)	13,803	1,445,450
JPMorgan Chase & Co.	739,181	28,140,621
Leucadia National Corp. (a)(b)	36,737	867,728
Moody’s Corp. (b)	37,997	949,165
The NASDAQ OMX Group, Inc. (a)	26,847	521,637
NYSE Euronext	48,574	1,387,759

		78,371,150

Insurance (4.0%)
ACE Ltd.	63,172	3,679,769
Aon Corp. (b)	50,276	1,966,294
Aflac, Inc.	87,768	4,538,483
The Allstate Corp.	100,304	3,164,591

	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
American International Group, Inc. (a)(b)	25,188	$984,851
Assurant, Inc.	20,147	819,983
Berkshire Hathaway, Inc., Class B (a)	322,481	26,662,729
Chubb Corp.	58,638	3,341,780
Cincinnati Financial Corp. (b)	30,323	874,819
Genworth Financial, Inc., Class A (a)	91,215	1,114,647
Hartford Financial Services Group, Inc.	82,827	1,900,880
Lincoln National Corp.	59,043	1,412,309
Loews Corp. (b)	59,257	2,245,840
Marsh & McLennan Cos., Inc. (b)	101,124	2,439,111
MetLife, Inc.	169,022	6,498,896
Principal Financial Group, Inc. (b)	59,709	1,547,657
The Progressive Corp.	124,455	2,597,376
Prudential Financial, Inc.	87,056	4,716,694
Torchmark Corp.	14,889	791,201
The Travelers Cos., Inc. (b)	87,614	4,564,689
Unum Group	60,457	1,339,123
XL Group Plc	63,753	1,380,890

		78,582,612

Real Estate Investment Trusts (REITs) (1.4%)
Apartment Investment & Management Co.	21,815	466,405
AvalonBay Communities, Inc.	15,876	1,649,993
Boston Properties, Inc.	25,977	2,159,208
Equity Residential	52,840	2,513,599
HCP, Inc.	57,800	2,079,644
Health Care REIT, Inc.	23,231	1,099,756
Host Hotels & Resorts, Inc. (b)	122,725	1,777,058
Kimco Realty Corp.	75,650	1,191,487
Plum Creek Timber Co., Inc. (b)	30,152	1,064,366
ProLogis	88,876	1,046,959
Public Storage	26,003	2,523,331
Simon Property Group, Inc.	54,587	5,062,398
Ventas, Inc. (b)	29,282	1,510,073
Vornado Realty Trust	30,244	2,586,769

		26,731,046

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A (a)	53,982	986,791

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc. (b)	98,164	1,203,491
People’s United Financial, Inc.	69,436	908,917

		2,112,408

Total Financials		299,949,448

Health Care (11.5%)
Biotechnology (1.4%)
Amgen, Inc. (a)	178,676	9,846,834
Biogen Idec, Inc. (a)(b)	45,096	2,530,788
Celgene Corp. (a)(b)	85,650	4,934,297
Cephalon, Inc. (a)	14,017	875,221
Genzyme Corp. (a)	47,507	3,363,021
Gilead Sciences, Inc. (a)	156,335	5,567,089

		27,117,250

67

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	108,937	$5,197,384
Becton Dickinson & Co. (b)	43,276	3,206,752
Boston Scientific Corp. (a)	282,763	1,733,337
C.R. Bard, Inc.	17,274	1,406,622
CareFusion Corp. (a)	35,645	885,422
DENTSPLY International, Inc. (b)	26,461	845,958
Hospira, Inc. (a)	31,189	1,778,085
Intuitive Surgical, Inc. (a)	7,336	2,081,517
Medtronic, Inc. (b)	201,311	6,760,023
St. Jude Medical, Inc. (a)(b)	61,032	2,400,999
Stryker Corp.	63,636	3,184,982
Varian Medical Systems, Inc. (a)(b)	22,443	1,357,801
Zimmer Holdings, Inc. (a)	37,463	1,960,439

		32,799,321

Health Care Providers & Services (2.0%)
Aetna, Inc.	77,161	2,439,059
AmerisourceBergen Corp.	51,980	1,593,707
CIGNA Corp.	50,251	1,797,981
Cardinal Health, Inc. (b)	65,749	2,172,347
Coventry Health Care, Inc. (a)	27,659	595,498
DaVita, Inc. (a)(b)	19,182	1,324,134
Express Scripts, Inc. (a)	101,116	4,924,349
Humana, Inc. (a)	31,547	1,584,921
Laboratory Corp. of America Holdings (a)(b)	19,163	1,502,954
McKesson Corp.	48,739	3,011,096
Medco Health Solutions, Inc. (a)	80,839	4,208,478
Patterson Cos., Inc. (b)	18,026	516,445
Quest Diagnostics, Inc.	27,454	1,385,603
Tenet Healthcare Corp. (a)	90,436	426,858
UnitedHealth Group, Inc.	209,584	7,358,494
WellPoint, Inc. (a)	74,518	4,220,700

		39,062,624

Health Care Technology (0.1%)
Cerner Corp. (a)(b)	13,223	1,110,600

Life Sciences Tools & Services (0.3%)
Life Technologies Corp. (a)	34,173	1,595,537
PerkinElmer, Inc. (b)	21,978	508,571
Thermo Fisher Scientific, Inc. (a)	75,953	3,636,630
Waters Corp. (a)(b)	17,179	1,215,929

		6,956,667

Pharmaceuticals (6.0%)
Abbott Laboratories	287,835	15,036,500
Allergan, Inc.	57,325	3,813,832
Bristol-Myers Squibb Co.	319,676	8,666,416
Eli Lilly & Co.	189,169	6,910,344
Forest Laboratories, Inc. (a)	53,228	1,646,342
Johnson & Johnson	513,479	31,815,159
King Pharmaceuticals, Inc. (a)	46,533	463,469
Merck & Co., Inc.	573,718	21,118,560
Mylan, Inc. (a)(b)	57,666	1,084,697
Pfizer, Inc.	1,498,485	25,728,987
Watson Pharmaceuticals, Inc. (a)(b)	20,019	847,004

		117,131,310

Total Health Care		224,177,772

	Shares	Value
Common Stocks (Cont.)
Industrials (10.8%)
Aerospace & Defense (2.7%)
The Boeing Co.	136,399	$9,075,990
General Dynamics Corp.	70,909	4,453,794
Goodrich Corp.	23,354	1,721,890
Honeywell International, Inc. (b)	143,953	6,325,295
ITT Corp. (b)	34,188	1,601,024
L-3 Communications Holdings, Inc.	21,339	1,542,170
Lockheed Martin Corp.	55,413	3,949,839
Northrop Grumman Corp.	54,688	3,315,733
Precision Castparts Corp. (b)	26,517	3,376,940
Raytheon Co.	69,741	3,187,861
Rockwell Collins, Inc. (b)	29,304	1,706,958
United Technologies Corp.	173,196	12,336,751

		52,594,245

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc. (b)	30,919	2,161,857
Expeditors International of Washington, Inc. (b)	39,552	1,828,489
FedEx Corp.	58,636	5,013,378
United Parcel Service, Inc., Class B (b)	184,683	12,316,509

		21,320,233

Airlines (0.1%)
Southwest Airlines Co. (b)	139,051	1,817,397

Building Products (0.0%)
Masco Corp. (b)	66,824	735,732

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	20,488	760,515
Cintas Corp. (b)	24,790	682,965
Iron Mountain, Inc.	37,562	839,135
Pitney Bowes, Inc. (b)	38,528	823,729
R.R. Donnelley & Sons Co. (b)	38,453	652,163
Republic Services, Inc. (b)	57,119	1,741,558
Stericycle, Inc. (a)(b)	15,901	1,104,801
Waste Management, Inc. (b)	89,003	3,180,967

		9,785,833

Construction & Engineering (0.2%)
Fluor Corp. (b)	33,323	1,650,488
Jacobs Engineering Group, Inc. (a)(b)	23,437	907,012
Quanta Services, Inc. (a)(b)	39,325	750,321

		3,307,821

Electrical Equipment (0.6%)
Emerson Electric Co. (b)	140,262	7,386,197
First Solar, Inc. (a)(b)	10,048	1,480,573
Rockwell Automation, Inc. (b)	26,444	1,632,388
Roper Industries, Inc. (b)	17,556	1,144,300

		11,643,458

68

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrial Conglomerates (2.5%)
3M Co. (b)	132,941	$11,527,314
General Electric Co.	1,993,038	32,386,867
Textron, Inc. (b)	51,114	1,050,904
Tyco International Ltd.	92,322	3,390,987

		48,356,072

Machinery (2.0%)
Caterpillar, Inc.	117,531	9,247,339
Cummins, Inc.	37,058	3,356,714
Danaher Corp.	99,760	4,051,253
Deere & Co. (b)	79,015	5,513,667
Dover Corp.	34,796	1,816,699
Eaton Corp.	31,280	2,580,287
Flowserve Corp.	10,428	1,141,032
Illinois Tool Works, Inc. (b)	93,862	4,413,391
PACCAR, Inc. (b)	67,954	3,271,985
Pall Corp.	21,747	905,545
Parker Hannifin Corp.	30,045	2,104,953
Snap-on, Inc.	10,829	503,657

		38,906,522

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,335	692,097
Equifax, Inc.	23,430	731,016
Monster Worldwide, Inc. (a)	24,194	313,554
Robert Half International, Inc. (b)	27,175	706,550

		2,443,217

Road & Rail (0.8%)
CSX Corp.	70,667	3,909,298
Norfolk Southern Corp. (b)	68,716	4,089,289
Ryder System, Inc.	9,545	408,240
Union Pacific Corp.	92,755	7,587,359

		15,994,186

Trading Companies & Distributors (0.2%)
Fastenal Co. (b)	27,483	1,461,821
W.W. Grainger, Inc. (b)	11,257	1,340,821

		2,802,642

Total Industrials		209,707,358

Information Technology (18.5%)
Communications Equipment (2.3%)
Cisco Systems, Inc. (a)	1,064,661	23,316,076
Harris Corp.	24,055	1,065,396
JDS Uniphase Corp. (a)	41,379	512,686
Juniper Networks, Inc. (a)(b)	96,922	2,941,583
Motorola, Inc. (a)	435,070	3,711,147
QUALCOMM, Inc.	299,238	13,501,618
Tellabs, Inc. (b)	71,333	531,431

		45,579,937

Computers & Peripherals (6.1%)
Apple, Inc. (a)	170,305	48,324,044
Dell, Inc. (a)	315,401	4,087,597
EMC Corp. (a)(b)	382,810	7,774,871
Hewlett-Packard Co.	423,138	17,801,416
International Business Machines Corp.	235,126	31,539,802
Lexmark International, Inc., Class A (a)(b)	14,637	653,103
NetApp, Inc. (a)	66,565	3,314,271
QLogic Corp. (a)(b)	20,612	363,596
SanDisk Corp. (a)(b)	43,447	1,592,332
Teradata Corp. (a)	31,186	1,202,532
Western Digital Corp. (a)(b)	42,747	1,213,587

		117,867,151

	Shares	Value
Common Stocks (Cont.)
Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc. (a)(b)	64,567	$2,154,601
Amphenol Corp., Class A (b)	32,384	1,586,168
Corning, Inc. (b)	291,112	5,321,527
FLIR Systems, Inc. (a)	29,473	757,456
Jabil Circuit, Inc. (b)	36,479	525,663
Molex, Inc. (b)	25,659	537,043

		10,882,458

Internet Software & Services (1.8%)
Akamai Technologies, Inc. (a)(b)	33,853	1,698,743
eBay, Inc. (a)(b)	215,254	5,252,198
Google, Inc., Class A (a)	46,342	24,366,160
VeriSign, Inc. (a)	33,044	1,048,816
Yahoo!, Inc. (a)	251,339	3,561,474

		35,927,391

IT Services (1.4%)
Automatic Data Processing, Inc.	91,320	3,838,180
Cognizant Technology Solutions Corp., Class A (a)	56,091	3,616,187
Computer Sciences Corp.	28,779	1,323,834
Fidelity National Information Services, Inc.	49,149	1,333,413
Fiserv, Inc. (a)	27,722	1,491,998
MasterCard, Inc., Class A (b)	18,052	4,043,648
Paychex, Inc.	59,968	1,648,520
SAIC, Inc. (a)(b)	54,733	874,633
Total System Services, Inc. (b)	30,913	471,114
Visa, Inc., Class A (b)	92,643	6,879,669
The Western Union Co. (b)	122,067	2,156,924

		27,678,120

Office Electronics (0.1%)
Xerox Corp.	257,817	2,668,406

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc. (a)(b)	105,619	750,951
Altera Corp. (b)	57,270	1,727,263
Analog Devices, Inc. (b)	55,567	1,743,692
Applied Materials, Inc. (b)	249,061	2,909,033
Broadcom Corp., Class A	83,535	2,956,304
Intel Corp.	1,037,975	19,960,259
KLA-Tencor Corp.	31,434	1,107,420
LSI Corp. (a)	117,506	535,827
Linear Technology Corp.	41,839	1,285,712
MEMC Electronic Materials, Inc. (a)(b)	42,387	505,253
Microchip Technology, Inc. (b)	34,659	1,090,026
Micron Technology, Inc. (a)(b)	159,373	1,149,079
NVIDIA Corp. (a)	106,997	1,249,725
National Semiconductor Corp. (b)	44,650	570,181
Novellus Systems, Inc. (a)(b)	17,103	454,598
Teradyne, Inc. (a)(b)	33,151	369,302
Texas Instruments, Inc.	222,807	6,046,982
Xilinx, Inc. (b)	48,248	1,283,879

		45,695,486

69

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Software (3.8%)
Adobe Systems, Inc. (a)	97,909	$2,560,320
Autodesk, Inc. (a)	42,368	1,354,505
BMC Software, Inc. (a)	32,977	1,334,909
CA, Inc. (b)	72,139	1,523,576
Citrix Systems, Inc. (a)	34,848	2,378,028
Compuware Corp. (a)(b)	41,170	351,180
Electronic Arts, Inc. (a)(b)	61,569	1,011,579
Intuit, Inc. (a)	52,702	2,308,875
McAfee, Inc. (a)	28,244	1,334,811
Microsoft Corp.	1,419,601	34,766,028
Novell, Inc. (a)	65,475	390,886
Oracle Corp.	721,479	19,371,711
Red Hat, Inc. (a)(b)	35,219	1,443,979
Salesforce.com, Inc. (a)	21,794	2,436,569
Symantec Corp. (a)	147,148	2,232,235

		74,799,191

Total Information Technology		361,098,140

Materials (3.5%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	39,620	3,281,328
Airgas, Inc.	13,881	943,214
CF Industries Holdings, Inc.	13,250	1,265,375
The Dow Chemical Co. (b)	216,216	5,937,291
E.I. du Pont de Nemours & Co. (b)	168,989	7,540,289
Eastman Chemical Co.	13,466	996,484
Ecolab, Inc. (b)	43,491	2,206,733
FMC Corp. (b)	13,511	924,288
International Flavors & Fragrances, Inc. (b)	14,886	722,269
Monsanto Co. (b)	100,750	4,828,947
PPG Industries, Inc.	30,786	2,241,221
Praxair, Inc.	57,056	5,149,875
Sigma-Aldrich Corp. (b)	22,616	1,365,554

		37,402,868

Construction Materials (0.1%)
Vulcan Materials Co. (b)	23,910	882,757

Containers & Packaging (0.2%)
Ball Corp.	17,070	1,004,569
Bemis Co., Inc.	20,342	645,859
Owens-Illinois, Inc. (a)(b)	30,488	855,493
Pactiv Corp. (a)	25,387	837,263
Sealed Air Corp. (b)	29,750	668,780

		4,011,964

Metals & Mining (1.1%)
AK Steel Holding Corp.	20,918	288,878
Alcoa, Inc. (b)	190,366	2,305,332
Allegheny Technologies, Inc. (b)	18,375	853,519
Cliffs Natural Resources, Inc. (b)	25,248	1,613,852
Freeport-McMoRan Copper & Gold, Inc.	87,698	7,488,532
Newmont Mining Corp. (b)	91,788	5,765,204
Nucor Corp.	58,825	2,247,115
Titanium Metals Corp. (a)	16,790	335,129
United States Steel Corp. (b)	26,762	1,173,246

		22,070,807

	Shares	Value
Common Stocks (Cont.)
Paper & Forest Products (0.2%)
International Paper Co.	81,466	$1,771,886
MeadWestvaco Corp.	31,837	776,186
Weyerhaeuser Co. (b)	99,843	1,573,530

		4,121,602

Total Materials		68,489,998

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	1,101,545	31,504,187
CenturyLink, Inc.	56,193	2,217,376
Frontier Communications Corp.	184,920	1,510,796
Qwest Communications International, Inc.	324,218	2,032,847
Verizon Communications, Inc.	526,955	17,173,463
Windstream Corp. (b)	90,065	1,106,899

		55,545,568

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A (a)	74,780	3,833,223
MetroPCS Communications, Inc. (a)(b)	48,811	510,563
Sprint Nextel Corp. (a)(b)	556,352	2,575,910

		6,919,696

Total Telecommunication Services		62,465,264

Utilities (3.6%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.	31,616	775,224
American Electric Power Co., Inc. (b)	89,374	3,238,020
Duke Energy Corp. (b)	245,826	4,353,578
Edison International	60,735	2,088,677
Entergy Corp.	34,826	2,665,234
Exelon Corp. (b)	123,220	5,246,707
FPL Group, Inc.	77,520	4,216,313
FirstEnergy Corp. (b)	56,825	2,190,035
Northeast Utilities (b)	32,835	970,931
PPL Corp.	89,986	2,450,319
Pepco Holdings, Inc.	41,733	776,234
Pinnacle West Capital Corp.	20,251	835,759
Progress Energy, Inc. (b)	54,541	2,422,711
Southern Co.	154,857	5,766,875

		37,996,617

Gas Utilities (0.1%)
EQT Corp. (b)	27,798	1,002,396
Nicor, Inc.	8,508	389,837
Oneok, Inc.	19,837	893,458

		2,285,691

70

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Independent Power Producers & Energy Traders (0.2%)
The AES Corp. (a)(b)	124,329	$1,411,134
Constellation Energy Group, Inc. (b)	37,647	1,213,739
NRG Energy, Inc. (a)	47,251	983,766

		3,608,639

Multi-Utilities (1.4%)
Ameren Corp.	44,593	1,266,441
CMS Energy Corp. (b)	42,905	773,148
Centerpoint Energy, Inc. (b)	78,611	1,235,765
Consolidated Edison, Inc. (b)	52,687	2,540,567
DTE Energy Co.	31,465	1,445,187
Dominion Resources, Inc. (b)	109,825	4,794,959
Integrys Energy Group, Inc. (b)	14,396	749,456
NiSource, Inc. (b)	51,815	901,581
PG&E Corp.	72,842	3,308,484
Public Service Enterprise Group, Inc.	94,319	3,120,073
SCANA Corp. (b)	21,006	846,962
Sempra Energy	46,204	2,485,775
TECO Energy, Inc.	39,999	692,783
Wisconsin Energy Corp.	21,791	1,259,520
Xcel Energy, Inc. (b)	85,682	1,968,116

		27,388,817

Total Utilities		71,279,764

Total Long-Term Investments
(Cost $1,802,485,065) (98.8%)		1,926,414,569

Short-Term Securities
Money Market Funds (12.6%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)(e)	205,775,302	205,775,302
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (c)(d)(e)	39,045,112	39,045,112

		244,820,414

	Par (000)	Value

U.S. Treasury Obligations (0.4%)
U.S. Treasury Bill, 0.20%, 12/23/10 (f)(g)	$7,250	$7,247,709

Total Short-Term Securities
(Cost $252,067,790) (13.0%)		252,068,123

Total Investments
(Cost $2,054,552,855) (111.8%)		2,178,482,692
Liabilities in Excess of Other Assets (-11.8%)		(229,392,367)

Net Assets (100.0%)		1,949,090,325

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,135,793,274

Gross unrealized appreciation	$376,959,969
Gross unrealized depreciation	(334,270,551)

Net unrealized appreciation	$42,689,418

71

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	195,914,609	9,860,693	[1]	—	205,775,302	$205,775,302	$—	$681,896
BlackRock Cash Funds: Prime, SL Agency Shares	26,419,811	12,625,301	[1]	—	39,045,112	39,045,112	—	116,566
PNC Financial Services Group, Inc.	93,431	17,350		(12,838)	97,943	5,084,221	(2,003,958)	29,337

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

•For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
398	S&P 500 INDEX	Chicago	December 2010	$22,620,330	$633,598

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

72

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1] :
Common Stocks	$1,926,414,569	$—	$—	$1,926,414,569
Short-Term Securities:
Money Market Funds	244,820,414	—	—	244,820,414
U.S. Government Obligations	—	7,247,709	—	7,247,709

Total	$2,171,234,983	$7,247,709	$—	$2,178,482,692

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$633,598	$—	$—	$633,598

Total	$633,598	$—	$—	$633,598

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

73

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (70.8%)
Active Stock Master Portfolio		$252,614,763
CoreAlpha Bond Master Portfolio		687,654,921

Total Master Portfolios		940,269,684

Exchange-Traded Funds (28.2%)
iShares Barclays TIPS Bond Fund (a)	1,101,684	120,116,607
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	84,636	5,243,200
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	236,048	7,206,545
iShares MSCI Canada Index Fund (a)(b)	411,825	11,543,455
iShares MSCI EAFE Index Fund (a)(b)	1,594,720	87,582,022
iShares MSCI EAFE Small Cap Index Fund (a)(b)	273,404	10,493,246
iShares MSCI Emerging Markets Index Fund (a)(b)	767,739	34,371,675
iShares S&P MidCap 400 Index Fund (a)(b)	852,859	68,296,949
iShares S&P SmallCap 600 Index Fund (a)(b)	498,792	29,473,619

Total Exchange-Traded Funds
(Cost $320,466,583*)		374,327,318

	Shares	Value
Affiliated Investment Companies (Cont.)
Money Market Funds (9.5%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (a)(c)(d)	105,772,533	$105,772,533
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (a)(c)(d)	20,902,174	20,902,174

Total Money Market Funds
(Cost $126,674,707*)		126,674,707

Total Affiliated Investment Companies (108.5%)		1,441,271,709
Liabilities in Excess of Other Assets (-8.5%)		(113,514,613)

Net Assets (100.0%)		$1,327,757,096

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$447,141,290

Gross unrealized appreciation	$53,860,735
Gross unrealized depreciation	—

Net unrealized appreciation	$53,860,735

74

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	88,781,172	16,991,361	[1]	—	105,772,533	$105,772,533	$—	$204,348
BlackRock Cash Funds: Prime, SL Agency Shares	13,810,279	7,091,895	[1]	—	20,902,174	20,902,174	—	40,482
iShares Barclays TIPS Bond Fund	1,018,001	83,683		—	1,101,684	120,116,607	—	2,029,411
iShares Cohen & Steers Realty Major Index Fund	137,046	—		(52,410)	84,636	5,243,200	(677,760)	146,707
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	431,794	—		(195,746)	236,048	7,206,545	(1,300,907)	378,311
iShares MSCI Canada Index Fund	352,758	84,238		(25,171)	411,825	11,543,455	(120,707)	67,836
iShares MSCI EAFE Index Fund	1,402,649	357,836		(165,765)	1,594,720	87,582,022	183,537	1,470,044
iShares MSCI EAFE Small Cap Index Fund	273,404	—		—	273,404	10,493,246	—	77,944
iShares MSCI Emerging Markets Index Fund	680,505	150,340		(63,106)	767,739	34,371,675	(317,084)	215,067
iShares S&P MidCap 400 Index Fund	776,111	92,775		(16,027)	852,859	68,296,949	101,096	537,590
iShares S&P SmallCap 600 Index Fund	452,660	73,830		(27,698)	498,792	29,473,619	168,999	199,069

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

75

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$374,327,318	$—	$—	$374,327,318
Master Portfolios	—	940,269,684	—	940,269,684
Short-Term Securities:
Money Market Funds	126,674,707	—	—	126,674,707

Total	$501,002,025	$940,269,684	$—	$1,441,271,709

76

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (64.6%)
Active Stock Master Portfolio		$663,394,798
CoreAlpha Bond Master Portfolio		744,796,924

Total Master Portfolios		1,408,191,722

Exchange-Traded Funds (34.1%)
iShares Barclays TIPS Bond Fund (a)	1,099,980	119,930,819
iShares Cohen & Steers Realty Majors Index Fund (a)	544,539	33,734,191
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	1,651,200	50,411,136
iShares MSCI Canada Index Fund (a)(b)	1,029,926	28,868,826
iShares MSCI EAFE Index Fund (a)(b)	3,937,044	216,222,456
iShares MSCI EAFE Small Cap Index Fund (a)(b)	765,089	29,364,116
iShares MSCI Emerging Markets Index Fund (a)(b)	1,919,957	85,956,475
iShares S&P MidCap 400 Index Fund (a)(b)	1,550,936	124,198,955
iShares S&P SmallCap 600 Index Fund (a)(b)	900,362	53,202,391

Total Exchange-Traded Funds (Cost $647,502,262*)		741,889,365

	Shares	Value
Money Market Funds (10.5%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (a)(c)(d)	191,059,825	$191,059,825
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (a)(c)(d)	37,843,856	37,843,856

Total Money Market Funds (Cost $228,903,681*)		228,903,681

Total Affiliated Investment Companies (109.2%)		2,378,984,768
Liabilities in Excess of Other Assets (-9.2%)		(200,184,237)

Net Assets (100.0%)		$2,178,800,531

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$876,405,943

Gross unrealized appreciation	$95,433,219
Gross unrealized depreciation	(1,046,116)

Net unrealized appreciation	$94,387,103

77

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	226,175,226	—		(35,115,401)[1]	191,059,825	$191,059,825	$—	$441,704
BlackRock Cash Funds: Prime, SL Agency Shares	35,603,666	2,240,190	[1]	—	37,843,856	37,843,856	—	87,782
iShares Barclays TIPS Bond Fund	966,860	133,120		—	1,099,980	119,930,819	—	2,006,629
iShares Cohen & Steers Realty Major Index Fund	601,886	51,599		(108,946)	544,539	33,734,191	(2,561,408)	840,480
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,834,145	241,950		(424,895)	1,651,200	50,411,136	(3,452,986)	1,998,410
iShares MSCI Canada Index Fund	815,491	214,435		—	1,029,926	28,868,826	—	175,825
iShares MSCI EAFE Index Fund	3,290,386	877,809		(231,151)	3,937,044	216,222,456	(2,368,451)	3,577,453
iShares MSCI EAFE Small Cap Index Fund	613,941	166,672		(15,524)	765,089	29,364,116	(73,544)	208,554
iShares MSCI Emerging Markets Index Fund	1,608,611	391,059		(79,713)	1,919,957	85,956,475	(440,128)	516,318
iShares S&P MidCap 400 Index Fund	1,446,958	147,418		(43,440)	1,550,936	124,198,955	48,239	998,086
iShares S&P SmallCap 600 Index Fund	860,207	109,015		(68,860)	900,362	53,202,391	(130,117)	372,427

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

78

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$741,889,365	$—	$—	$741,889,365
Master Portfolios	—	1,408,191,722	—	1,408,191,722
Short-Term Securities:
Money Market Funds	228,903,681	—	—	228,903,681

Total	$970,793,046	$1,408,191,722	$—	$2,378,984,768

79

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (60.2%)
Active Stock Master Portfolio		$691,918,994
CoreAlpha Bond Master Portfolio		384,602,394

Total Master Portfolios		1,076,521,388

Exchange-Traded Funds (39.1%)
iShares Barclays TIPS Bond Fund (a)	519,536	56,645,010
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	680,971	42,186,153
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,128,614	64,986,585
iShares MSCI Canada Index Fund (a)(b)	1,006,603	28,215,082
iShares MSCI EAFE Index Fund (a)(b)	4,108,692	225,649,365
iShares MSCI EAFE Small Cap Index Fund (a)(b)	784,713	30,117,285
iShares MSCI Emerging Markets Index Fund (a)(b)	1,988,809	89,038,979
iShares S&P MidCap 400 Index Fund (a)	1,410,535	112,955,643
iShares S&P SmallCap 600 Index Fund (a)(b)	834,779	49,327,091

Total Exchange-Traded Funds
(Cost $618,973,742*)		699,121,193

	Shares	Value
Money Market Funds (17.6%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (a)(c)(d)	263,118,153	$263,118,153
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (a)(c)(d)	52,604,909	52,604,909

Total Money Market Funds
(Cost $315,723,062*)		315,723,062

Total Affiliated Investment Companies (116.9%)		2,091,365,643
Liabilities in Excess of Other Assets (-16.9%)		(302,420,184)

Net Assets (100.0%)		$1,788,945,459

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$934,696,804

Gross unrealized appreciation	$80,833,405
Gross unrealized depreciation	(685,954)

Net unrealized appreciation	$80,147,451

80

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	217,065,536	46,052,617	[1]	—	263,118,153	$263,118,153	$—	$454,514
BlackRock Cash Funds: Prime, SL Agency Shares	34,450,272	18,154,637	[1]	—	52,604,909	52,604,909	—	90,555
iShares Barclays TIPS Bond Fund	432,362	98,274		(11,100)	519,536	56,645,010	5,290	949,048
iShares Cohen & Steers Realty Major Index Fund	736,816	35,088		(90,933)	680,971	42,186,153	(2,146,884)	1,013,010
iShares FTSE EPRA/NAREIT Developed
Real Estate ex-U.S. Index Fund	2,218,125	269,005		(358,516)	2,128,614	64,986,585	(2,986,296)	2,411,064
iShares MSCI Canada Index Fund	822,796	183,807		—	1,006,603	28,215,082	—	181,669
iShares MSCI EAFE Index Fund	3,306,532	925,891		(123,731)	4,108,692	225,649,365	(2,172,651)	3,634,089
iShares MSCI EAFE Small Cap Index Fund	615,291	169,422		—	784,713	30,117,285	—	209,120
iShares MSCI Emerging Markets Index Fund	1,614,028	402,953		(28,172)	1,988,809	89,038,979	(141,554)	527,648
iShares S&P MidCap 400 Index Fund	1,306,771	113,770		(10,006)	1,410,535	112,955,643	(18,470)	889,631
iShares S&P SmallCap 600 Index Fund	773,189	82,716		(21,126)	834,779	49,327,091	(54,072)	331,590

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

81

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$699,121,193	$—	$—	$699,121,193
Master Portfolios	—	1,076,521,388	—	1,076,521,388
Short-Term Securities:
Money Market Funds	315,723,062	—	—	315,723,062

Total	$1,014,844,255	$1,076,521,388	$—	$2,091,365,643

82

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (56.4%)
Active Stock Master Portfolio		$617,748,000
CoreAlpha Bond Master Portfolio		149,394,888

Total Master Portfolios		767,142,888

Exchange-Traded Funds (43.4%)
iShares Barclays TIPS Bond Fund (a)(b)	140,224	15,288,623
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	670,969	41,566,529
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,113,598	64,528,147
iShares MSCI Canada Index Fund (a)(b)	917,609	25,720,580
iShares MSCI EAFE Index Fund (a)(b)	3,698,636	203,129,089
iShares MSCI EAFE Small Cap Index Fund (a)(b)	680,295	26,109,722
iShares MSCI Emerging Markets Index Fund (a)(b)	1,804,392	80,782,630
iShares S&P MidCap 400 Index Fund (a)(b)	1,155,107	92,500,969
iShares S&P SmallCap 600 Index Fund (a)(b)	701,651	41,460,558

Total Exchange-Traded Funds
(Cost $ 533,262,599*)		591,086,847

	Shares	Value
Money Market Funds (12.8%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (a)(c)(d)	144,963,303	$144,963,303
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (a)(c)(d)	28,830,020	28,830,020

Total Money Market Funds
(Cost $173,793,323*)		173,793,323

Total Affiliated Investment Companies (112.6%)		1,532,023,058
Liabilities in Excess of Other Assets (-12.6%)		(171,035,343)

Net Assets (100.0%)		$1,360,987,715

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$707,055,922

Gross unrealized appreciation	$57,824,248
Gross unrealized depreciation	—

Net unrealized appreciation	$57,824,248

83

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	199,984,725	—	(55,021,422)[1]	144,963,303	$144,963,303	$—	$404,688
BlackRock Cash Funds: Prime, SL Agency Shares	31,755,867	—	(2,925,847)[1]	28,830,020	28,830,020	—	80,854
iShares Barclays TIPS Bond Fund	118,873	31,751	(10,400)	140,224	15,288,623	(10,159)	262,548
iShares Cohen & Steers Realty Major Index Fund	739,619	37,970	(106,620)	670,969	41,566,529	(3,241,847)	982,014
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,251,865	224,446	(362,713)	2,113,598	64,528,147	(3,123,748)	2,392,865
iShares MSCI Canada Index Fund	757,346	160,263	—	917,609	25,720,580	—	165,607
iShares MSCI EAFE Index Fund	3,044,063	737,538	(82,965)	3,698,636	203,129,089	(1,618,914)	3,243,720
iShares MSCI EAFE Small Cap Index Fund	558,635	121,660	—	680,295	26,109,722	—	192,244
iShares MSCI Emerging Markets Index Fund	1,492,236	312,156	—	1,804,392	80,782,630	—	472,035
iShares S&P MidCap 400 Index Fund	1,128,250	36,338	(9,481)	1,155,107	92,500,969	(10,592)	743,006
iShares S&P SmallCap 600 Index Fund	669,577	32,074	—	701,651	41,460,558	—	279,980

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

84

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$591,086,847	$—	$—	$591,086,847
Master Portfolios		767,142,888		767,142,888
Short-Term Securities:
Money Market Funds	173,793,323	—	—	173,793,323

Total	$764,880,170	$767,142,888	$—	$1,532,023,058

85

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (51.9%)
Active Stock Master Portfolio		$47,408,904
CoreAlpha Bond Master Portfolio		873,952

Total Master Portfolios		48,282,856

Exchange-Traded Funds (47.9%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	54,057	3,348,831
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	175,674	5,363,327
iShares MSCI Canada Index Fund (a)	72,529	2,032,988
iShares MSCI EAFE Index Fund (a)(b)	282,746	15,528,409
iShares MSCI EAFE Small Cap Index Fund (a)(b)	53,599	2,057,130
iShares MSCI Emerging Markets Index Fund (a)(b)	138,853	6,216,449
iShares S&P MidCap 400 Index Fund (a)	86,730	6,945,339
iShares S&P SmallCap 600 Index Fund (a)	53,333	3,151,447

Total Exchange-Traded Funds
(Cost - $ 39,012,453*)		44,643,920

	Shares	Value
Money Market Funds (16.0%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (a)(c)(d)	12,376,310	$12,376,310
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (a)(c)(d)	2,470,737	2,470,737

Total Money Market Funds
(Cost - $ 14,847,047*)		14,847,047

Total Affiliated Investment Companies (115.8%)		107,773,823
Liabilities in Excess of Other Assets (-15.8)%		(14,666,130)

Net Assets (100.0%)		$93,107,693

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,859,500

Gross unrealized appreciation	$5,631,467
Gross unrealized depreciation	—

Net unrealized appreciation	$5,631,467

86

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	8,389,466	3,986,844	[1]	—	12,376,310	$12,376,310	$—	$20,243
BlackRock Cash Funds: Prime, SL Agency Shares	1,300,980	1,169,757	[1]	—	2,470,737	2,470,737	—	3,924
iShares Cohen & Steers Realty Major Index Fund	29,950	28,961		(4,854)	54,057	3,348,831	98,422	66,921
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	97,846	91,271		(13,443)	175,674	5,363,327	109,718	162,711
iShares MSCI Canada Index Fund	29,411	48,405		(5,287)	72,529	2,032,988	23,232	11,294
iShares MSCI EAFE Index Fund	122,044	170,855		(10,153)	282,746	15,528,410	6,352	207,957
iShares MSCI EAFE Small Cap Index Fund	23,107	30,492		—	53,599	2,057,130	—	13,045
iShares MSCI Emerging Markets Index Fund	58,964	81,620		(1,731)	138,853	6,216,449	11,598	31,032
iShares S&P MidCap 400 Index Fund	45,948	47,521		(6,739)	86,730	6,945,339	173,608	49,155
iShares S&P SmallCap 600 Index Fund	26,860	30,237		(3,764)	53,333	3,151,447	76,626	18,471

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

87

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$44,643,920	$—	$—	$44,643,920
Master Portfolios	—	48,282,856	—	48,282,856
Short-Term Securities:
Money Market Funds	14,847,047	—	—	14,847,047

Total	$59,490,967	$48,282,856	$—	$107,773,823

88

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks
Consumer Discretionary (13.4%)
Auto Components (0.3%)
Autoliv, Inc. (a)	233	$15,222
The Goodyear Tire & Rubber Co. (b)	27,736	298,162
Johnson Controls, Inc.	37,464	1,142,652
Lear Corp. (b)	60,647	4,786,868

		6,242,904

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A (a)(b)	176,719	9,074,520
Corinthian Colleges, Inc. (b)	13,333	93,598

		9,168,118

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	161,436	6,168,470
McDonald’s Corp. (a)	150,675	11,226,794
Penn National Gaming, Inc. (b)	3,568	105,648
Starbucks Corp.	334,907	8,566,921
Wendy’s/Arby’s Group, Inc.	382,086	1,730,850

		27,798,683

Household Durables (1.2%)
Fortune Brands, Inc. (a)	75,417	3,712,779
NVR, Inc. (a)(b)	22,853	14,798,003
Pulte Homes, Inc. (b)	754	6,605
Whirlpool Corp.	110,897	8,978,221

		27,495,608

Internet & Catalog Retail (1.4%)
Amazon.com, Inc. (b)	68,877	10,817,822
Liberty Media Corp. - Interactive Series A (b)	1,347	18,467
priceline.com, Inc. (a)(b)	57,077	19,882,202

		30,718,491

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	281	12,507

Media ( 3.0%)
CBS Corp., Class B (a)	1,502,436	23,828,635
Comcast Corp., Class A (a)	1,786,721	32,303,916
Dex One Corp. (b)	92,679	1,138,098
Discovery Communications, Inc. (a)(b)	3,269	142,365
News Corp., Class A (a)	598,080	7,810,925
Scripps Networks Interactive, Inc., Class A	5,256	250,080
SuperMedia, Inc. (b)	42,059	444,564
Time Warner, Inc.	71,473	2,190,647
The Washington Post Co., Class B (a)	1,042	416,185

		68,525,415

Multiline Retail (1.5%)
Dollar Tree, Inc. (b)	26,860	1,309,694
Family Dollar Stores, Inc.	14,312	632,018
Saks, Inc. (b)	834	7,172
Sears Holdings Corp. (a)(b)	177,512	12,805,716
Wal-Mart Stores, Inc.	380,467	20,362,594

		35,117,194

	Shares	Value
Common Stocks (Cont.)
Specialty Retail (3.0%)
Aeropostale, Inc. (b)	166,043	$3,860,500
AutoNation, Inc. (b)	717	16,670
Best Buy Co., Inc. (a)	693,893	28,331,651
Foot Locker, Inc. (a)	27,896	405,329
GameStop Corp., Class A (a)(b)	139,212	2,743,868
The Gap, Inc. (a)	832,184	15,511,910
Office Depot, Inc. (b)	5,427	24,964
Staples, Inc. (a)	819,854	17,151,346

		68,046,238

Textiles, Apparel & Luxury Goods (1.4%)
NIKE, Inc., Class B (a)	384,082	30,780,332

Total Consumer Discretionary		303,905,490

Consumer Staples (11.5%)
Beverages (1.5%)
The Coca-Cola Co.	117,672	6,886,165
Coca-Cola Enterprises, Inc.	391,621	12,140,251
Dr Pepper Snapple Group, Inc.	132,584	4,709,384
Hansen Natural Corp. (b)	212,030	9,884,838
PepsiCo, Inc.	10,706	711,307

		34,331,945

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	109,040	3,431,489
Costco Wholesale Corp. (a)	239,921	15,472,505
The Kroger Co.	1,071	23,198
Sysco Corp. (a)	153,779	4,385,777

		23,312,969

Food Products (2.2%)
Bunge Ltd.	72,863	4,310,575
Dean Foods Co. (b)	204,906	2,092,090
Flowers Foods, Inc.	1,704	42,327
General Mills, Inc.	67,016	2,448,765
The J.M. Smucker Co.	180,607	10,932,142
Pilgrim’s Pride Corp. (b)	82,895	465,870
Ralcorp Holdings, Inc. (b)	135,071	7,898,952
Smithfield Foods, Inc. (b)	7,974	134,202
Tyson Foods, Inc., Class A (a)	1,312,433	21,025,177

		49,350,100

Household Products (3.4%)
Colgate-Palmolive Co. (a)	307,048	23,599,709
The Clorox Co.	223	14,888
The Procter & Gamble Co.	893,107	53,559,627

		77,174,224

Personal Products (1.1%)
Mead Johnson Nutrition Co.	439,369	25,004,490

Tobacco (2.3%)
Lorillard, Inc. (a)	318,029	25,540,909
Philip Morris International, Inc.	39,683	2,223,042
Reynolds American, Inc. (a)	415,911	24,700,954

		52,464,905

Total Consumer Staples		261,638,633

89

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (10.3%)
Energy Equipment & Services (0.8%)
Halliburton Co.	329	$10,880
McDermott International, Inc. (b)	36,407	538,096
National Oilwell Varco, Inc. (a)	134,468	5,979,792
Noble Corp. (a)	126,546	4,275,989
Schlumberger Ltd.	125,172	7,711,876
Weatherford International Ltd. (b)	634	10,841

		18,527,474

Oil, Gas & Consumable Fuels (9.5%)
Alpha Natural Resources, Inc. (b)	114,579	4,714,926
Anadarko Petroleum Corp.	154,107	8,791,804
Apache Corp.	229,865	22,471,602
Arch Coal, Inc.	628	16,774
Chevron Corp.	187,959	15,234,077
Concho Resources, Inc. (b)	239	15,815
ConocoPhillips (a)	713,414	40,971,366
Continental Resources, Inc. /OK (a)(b)	11,203	519,371
Denbury Resources, Inc. (b)	1,553	24,677
Energy Partners Ltd. (b)	119,546	1,435,748
Exxon Mobil Corp.	1,453,469	89,809,850
Hess Corp.	123,661	7,310,838
Noble Energy, Inc. (a)	31,093	2,334,773
Plains Exploration & Production Co. (b)	155	4,134
QEP Resources, Inc.	530	15,974
Range Resources Corp. (a)	35,321	1,346,790
Southwestern Energy Co. (a)(b)	170,479	5,700,818
Tesoro Corp.	1,990	26,586
Valero Energy Corp. (a)	344,891	6,039,041
Whiting Petroleum Corp. (a)(b)	11,457	1,094,258
The Williams Cos., Inc.	355,268	6,789,172

		214,668,394

Total Energy		233,195,868

Financials (13.5%)
Capital Markets (2.1%)
Ameriprise Financial, Inc. (a)	214,321	10,143,813
The Bank of New York Mellon Corp.	136,082	3,555,823
Eaton Vance Corp.	1,149	33,367
The The Goldman Sachs Group, Inc.	56,827	8,216,048
Invesco Ltd.	421,987	8,958,784
Legg Mason, Inc.	261,536	7,927,156
Morgan Stanley	363,742	8,977,152
Northern Trust Corp.	10,924	526,974
Raymond James Financial, Inc.	1,223	30,978
TD Ameritrade Holding Corp. (b)	1,795	28,989
Waddell & Reed Financial, Inc.	372	10,178

		48,409,262

Commercial Banks (1.2%)
BB&T Corp.	77,221	1,859,482
Commerce Bancshares, Inc. (a)	19,463	731,614
Marshall & Ilsley Corp.	3,492	24,584
Popular, Inc. (b)	33,231	96,370
Regions Financial Corp.	2,078	15,107
SVB Financial Group (b)	47,135	1,994,753
SunTrust Banks, Inc.	118,891	3,070,955
Wells Fargo & Co.	772,032	19,401,164
Whitney Holding Corp.	6,513	53,211

		27,247,240

	Shares	Value
Common Stocks (Cont.)
Consumer Finance (1.0%)
Capital One Financial Corp.	532,983	$21,079,477
SLM Corp. (b)	64,143	740,852

		21,820,329

Diversified Financial Services (5.5%)
Bank of America Corp.	1,977,546	25,925,628
CME Group, Inc. (a)	48,321	12,585,204
Citigroup, Inc. (b)	5,049,790	19,694,181
JPMorgan Chase & Co.	1,420,412	54,075,085
Moody’s Corp. (a)	875	21,858
The NASDAQ OMX Group, Inc. (b)	659,407	12,812,278

		125,114,234

Insurance (3.2%)
ACE Ltd.	456,020	26,563,165
The Allstate Corp.	584,261	18,433,435
American National Insurance Co.	1,250	94,962
Arch Capital Group Ltd. (b)	227	19,023
Berkshire Hathaway, Inc., Class B (b)	77,041	6,369,750
MetLife, Inc.	458,498	17,629,248
Reinsurance Group of America, Inc.	12,834	619,754
The Travelers Cos., Inc.	11,446	596,337
Unum Group	48,529	1,074,917
White Mountains Insurance Group Ltd.	2,379	733,826

		72,134,417

Real Estate Investment Trusts (REITs) (0.4%)
Annaly Capital Management, Inc. (a)	26,392	464,499
AvalonBay Communities, Inc.	65,070	6,762,725
Camden Property Trust (a)	227	10,889
Corporate Office Properties Trust	768	28,654
Host Hotels & Resorts, Inc.	8,673	125,585
Plum Creek Timber Co., Inc. (a)	2,986	105,406
ProLogis	2,551	30,051
Public Storage	18,571	1,802,130
Rayonier, Inc. (a)	12,601	631,562
The Macerich Co.	201	8,633

		9,970,134

Thrifts & Mortgage Finance (0.1%)
First Niagara Financial Group, Inc.	10,178	118,574
Hudson City Bancorp, Inc. (a)	121,940	1,494,984
People’s United Financial, Inc.	4,759	62,295
Radian Group, Inc.	58,064	454,061

		2,129,914

Total Financials		306,825,530

90

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks(Cont.)
Health Care (13.1%)
Biotechnology (2.3%)
Amgen, Inc. (b)	147,032	$8,102,933
Biogen Idec, Inc. (a)(b)	122,484	6,873,802
Cephalon, Inc. (b)	231,618	14,462,228
Genzyme Corp. (b)	54,713	3,873,133
Gilead Sciences, Inc. (a)(b)	528,470	18,818,817
United Therapeutics Corp. (b)	269	15,067

		52,145,980

Health Care Equipment & Supplies (2.5%)
Alcon, Inc.	52,625	8,777,324
CareFusion Corp. (b)	244,815	6,081,205
Covidien Plc	236,091	9,488,497
Hologic, Inc. (b)	1,712	27,409
Hospira, Inc. (a)(b)	150,756	8,594,599
Intuitive Surgical, Inc. (a)(b)	84,984	24,113,360
ResMed, Inc. (a)(b)	875	28,709

		57,111,103

Health Care Providers & Services (2.9%)
Aetna, Inc.	716	22,633
Express Scripts, Inc. (a)(b)	362,551	17,656,234
Medco Health Solutions, Inc. (b)	566,875	29,511,512
Omnicare, Inc.	38,897	928,860
Universal Health Services, Inc.	431	16,749
WellPoint, Inc. (b)	323,225	18,307,464

		66,443,452

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc. (b)	147,963	7,084,469

Pharmaceuticals (5.1%)
Allergan, Inc.	366,150	24,359,960
Bristol-Myers Squibb Co.	1,175,823	31,876,562
Eli Lilly & Co.	6,412	234,230
Johnson & Johnson	403,126	24,977,687
Medicis Pharmaceutical Corp., Class A (a)	74,556	2,210,585
Merck & Co., Inc.	38,587	1,420,387
Pfizer, Inc.	1,665,885	28,603,245
Valeant Pharmaceuticals International, Inc. (a)	680	17,042
Warner Chilcott PLC, Class A	89,240	1,929,815

		115,629,513

Total Health Care		298,414,517

Industrials (9.2%)
Aerospace & Defense (2.8%)
Alliant Techsystems, Inc. (b)	133,344	10,054,138
General Dynamics Corp.	437,348	27,469,828
L-3 Communications Holdings, Inc. (a)	57,490	4,154,802
Lockheed Martin Corp.	3,844	274,000
Northrop Grumman Corp. (a)	285,044	17,282,218
Raytheon Co.	73,096	3,341,218

		62,576,204

	Shares	Value
Common Stocks (Cont.)
Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc. (a)	81,975	$5,731,692
FedEx Corp. (a)	203,187	17,372,488
UTi Worldwide, Inc.	47,737	767,611

		23,871,791

Airlines (0.1%)
United Continental Holdings, Inc.	113,298	2,677,232

Building Products (0.0%)
Masco Corp.	1,723	18,970

Commercial Services & Supplies (0.1%)
Republic Services, Inc. (a)	37,416	1,140,814

Construction & Engineering (0.1%)
Foster Wheeler AG (b)	1,270	31,064
URS Corp. (a)(b)	89,162	3,386,373

		3,417,437

Electrical Equipment (0.0%)
General Cable Corp. (a)(b)	39,223	1,063,728

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	845	25,308
General Electric Co.	943,284	15,328,365

		15,353,673

Machinery (2.8%)
AGCO Corp. (a)(b)	577,102	22,512,749
Cummins, Inc. (a)	185,568	16,808,749
Danaher Corp. (a)	187,851	7,628,629
Eaton Corp.	19,780	1,631,652
Flowserve Corp. (a)	22,684	2,482,083
Gardner Denver, Inc.	509	27,323
Harsco Corp.	91,213	2,242,016
Ingersoll-Rand Plc	131,436	4,693,580
Navistar International Corp. (b)	79,968	3,489,804
Oshkosh Corp. (b)	41,845	1,150,737
Toro Co.	569	31,995

		62,699,317

Professional Services (1.1%)
Dun & Bradstreet Corp.	467	34,623
Manpower, Inc.	465,407	24,294,246

		24,328,869

Road & Rail (0.3%)
Con-way, Inc.	671	20,794
Union Pacific Corp.	91,668	7,498,442
Werner Enterprises, Inc.	1,203	24,650

		7,543,886

Trading Companies & Distributors (0.2%)
W.W. Grainger, Inc. (a)	33,683	4,011,982
WESCO International, Inc. (a)(b)	21,040	826,661

		4,838,643

Total Industrials		209,530,564

91

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (17.0%)
Communications Equipment (2.6%)
Brocade Communications Systems, Inc. (a)(b)	840,349	$4,907,638
Cisco Systems, Inc. (a)(b)	2,126,224	46,564,306
CommScope, Inc. (b)	1,237	29,367
EchoStar Corp. (b)	2,990	57,049
Harris Corp. (a)	101,572	4,498,624
Motorola, Inc. (b)	388,129	3,310,740

		59,367,724

Computers & Peripherals (4.5%)
Apple, Inc. (b)	113,668	32,253,295
Dell, Inc. (b)	999,496	12,953,468
EMC Corp. (b)	41,757	848,085
Hewlett-Packard Co.	834,653	35,113,852
International Business Machines Corp. (a)	104,423	14,007,301
NCR Corp. (b)	1,425	19,423
NetApp, Inc. (b)	96,281	4,793,831
SanDisk Corp. (b)	28,476	1,043,645
Seagate Technology Plc (b)	761	8,965
Western Digital Corp. (b)	21,286	604,309

		101,646,174

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc. (a)(b)	21,714	724,596
Corning, Inc. (a)	494,877	9,046,352
Flextronics International Ltd. (a)(b)	122,669	740,921
Itron, Inc. (b)	3,893	238,368

		10,750,237

Internet Software & Services (2.7%)
AOL, Inc. (b)	38,602	955,400
Akamai Technologies, Inc. (b)	197	9,885
eBay, Inc. (b)	766	18,690
Google, Inc., Class A (b)	97,095	51,051,580
Yahoo!, Inc. (b)	698,015	9,890,873

		61,926,428

IT Services (1.5%)
Accenture Plc, Class A	20,493	870,748
Amdocs Ltd. (b)	12,632	362,033
Cognizant Technology Solutions Corp., Class A (b)	64,210	4,139,619
Computer Sciences Corp.	327,575	15,068,450
CoreLogic, Inc. (a)	57,302	1,097,906
Lender Processing Services, Inc.	11,145	370,348
Mantech International Corp. (a)(b)	21,887	866,725
SAIC, Inc. (a)(b)	755,418	12,071,580
SRA International, Inc., Class A (b)	5,617	110,767

		34,958,176

Office Electronics (0.2%)
Xerox Corp.	449,796	4,655,389

	Shares	Value
Common Stocks (Cont.)
Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp. (a)	3,604	$108,697
Applied Materials, Inc. (a)	396,997	4,636,925
Broadcom Corp., Class A (a)	435,711	15,419,812
Integrated Device Technology, Inc. (b)	2,574	15,058
Intel Corp. (a)	446,255	8,581,484

LSI Corp. (a)(b)	121,342	553,319
Lam Research Corp. (b)	813	34,024
Marvell Technology Group Ltd. (b)	22,067	386,393
Micron Technology, Inc. (a)(b)	101,809	734,043
NVIDIA Corp. (a)(b)	246,850	2,883,208
Silicon Laboratories, Inc. (a)(b)	2,756	101,007

		33,453,970

Software (3.5%)
Activision Blizzard, Inc.	1,324	14,326
Adobe Systems, Inc. (b)	52,383	1,369,815
Autodesk, Inc. (b)	28,037	896,343
CA, Inc.	5,456	115,231
Citrix Systems, Inc. (b)	11,997	818,675
Factset Research Systems, Inc.	259	21,013
Intuit, Inc. (b)	17,326	759,052
MICROS Systems, Inc. (b)	12,539	530,776
McAfee, Inc. (b)	33,143	1,566,338
Microsoft Corp. (a)	2,521,615	61,754,351
Oracle Corp.	452,171	12,140,791
Synopsys, Inc. (b)	562	13,921

		80,000,632

Total Information Technology		386,758,730

Materials (3.3%)
Chemicals (1.3%)
Airgas, Inc.	2,320	157,644
Ashland, Inc.	334,051	16,291,667
CF Industries Holdings, Inc.	3,230	308,465
Praxair, Inc. (a)	136,306	12,302,980

		29,060,756

Metals & Mining (1.6%)
Alcoa, Inc. (a)	1,458,800	17,666,068
Freeport-McMoRan Copper & Gold, Inc.	191,679	16,367,470
Newmont Mining Corp.	41,001	2,575,273

		36,608,811

Paper & Forest Products (0.4%)
International Paper Co.	490	10,657
Louisiana-Pacific Corp. (a)(b)	3,993	30,227
MeadWestvaco Corp. (a)	379,687	9,256,769

		9,297,653

Total Materials		74,967,220

Telecommunication Services (4.1%)
Diversified Telecommunication Services (4.0%)
AT&T, Inc.	1,916,753	54,819,136
Qwest Communications International, Inc.	726,055	4,552,365
Verizon Communications, Inc. (a)	974,355	31,754,229

		91,125,730

92

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Wireless Telecommunication Services (0.1%)
NII Holdings, Inc. (b)	703	$28,894
Sprint Nextel Corp. (a)(b)	258,432	1,196,540
United States Cellular Corp. (a)(b)	14,600	671,162

		1,896,596

Total Telecommunication Services		93,022,326

Utilities (2.6%)
Electric Utilities (1.2%)
Allegheny Energy, Inc.	25,479	624,745
American Electric Power Co., Inc.	156	5,652
Duke Energy Corp. (a)	27,445	486,051
Entergy Corp. (a)	301,198	23,050,683
Southern Co. (a)	95,733	3,565,097

		27,732,228

Gas Utilities (0.5%)
Atmos Energy Corp.	41,043	1,200,508
Oneok, Inc. (a)	229,247	10,325,285
Questar Corp.	536	9,396

		11,535,189

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc. (a)	43,300	1,395,992
NRG Energy, Inc. (b)	199,565	4,154,943

		5,550,935

Multi-Utilities (0.7%)
Consolidated Edison, Inc. (a)	27,080	1,305,797
Dominion Resources, Inc. (a)	8,341	364,168
NiSource, Inc. (a)	50,094	871,636
Sempra Energy (a)	240,120	12,918,456

		15,460,057

Total Utilities		60,278,409

Total Long-Term Investments
(Cost $2,149,928,276) (98.0%)		2,228,537,287

	Shares	Value
Short-Term Securities
Money Market Funds (14.3%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)(e)	278,029,817	$278,029,817
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (c)(d)(e)	48,230,498	48,230,498

		326,260,315

	Par (000)	Value
U.S. Treasury Obligations (0.3%)
U.S. Treasury Bill, 0.15%, 12/23/10 (f)(g)	$6,050	$6,048,088

Total Short-Term Securities
(Cost $332,308,125) (14.6%)		332,308,403

Total Investments
(Cost $2,482,236,401*) (112.6%)		2,560,845,690

Liabilities in Excess of Other Assets (-12.6%)		(287,523,269)

Net Assets (100.0%)		$2,273,322,421

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,595,211,726

Gross unrealized appreciation	$33,490,754
Gross unrealized depreciation	(67,856,790)

Net unrealized depreciation	$(34,366,036)

93

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	214,125,678	63,904,139	—	278,029,817	$278,029,817	$—	$584,163
BlackRock Cash Funds: Prime, SL Agency Shares	28,279,563	19,950,935	—	48,230,498	48,230,498	—	102,638

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
750	S&P 500 Index	Chicago	December 2010	$42,626,250	$1,457,093

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

94

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1] :
Common Stocks	$2,228,537,287	$—	$—	$2,228,537,287
Short-Term Securities:
Money Market Funds	326,260,315	—	—	326,260,315
U.S. Government Obligations	—	6,048,088	—	6,048,088

Total	$2,554,797,602	$6,048,088	$—	$2,560,845,690

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$1,457,093	$—	$—	$1,457,093

Total	$1,457,093	$—	$—	$1,457,093

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

95

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.62%, 8/25/35 (a)	$6,210	$5,937,062
American Express Credit Account Master, Series 2005-8, Class C, 0.59%, 6/17/13	4,000	3,998,750
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)	7,912	8,128,143
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%, 9/06/13	4,127	4,217,202
Series 2006-RM, Class A2, 5.42%, 8/08/11	572	572,056
Series 2006-RM, Class A3, 5.53%, 1/06/14	7,500	7,681,853
Series 2007-AX, Class A4, 0.30%, 10/06/13 (a)	7,087	7,064,896
Series 2007-CM, Class A3A, 5.42%, 5/07/12	326	326,641
Series 2007-CM, Class A4B, 0.34%, 4/07/14 (a)	8,000	7,973,378
Americredit Prime Automobile Receivable, Series 2007-2M, Class A3, 5.22%, 6/08/12	1,221	1,224,606
Ameriquest Mortgage Securities, Inc.:
Series 2005-R11, Class A2C, 0.49%, 1/25/36 (a)	1,539	1,459,509
Series 2005-R6, Class A2, 0.46%, 8/25/35 (a)	1,109	1,060,190
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.74%, 6/25/35 (a)	725	714,036
Series 2005-OPT1, Class A1SS, 0.50%, 7/25/35 (a)	1,490	1,428,961
Series 2006-OPT2, Class A3B, 0.37%, 10/25/36 (a)	1,370	1,359,730
Bear Stearns Asset Backed Securities Trust, Series 2007-HE3, Class 1A1, 0.38%, 4/25/37 (a)	5,741	5,508,745
Capital One Auto Finance Trust:
Series 2006-B, Class A4, 0.27%, 7/15/13 (a)	4,974	4,945,111
Series 2006-C, Class A4, 0.29%, 5/15/13 (a)	855	849,515
Series 2007-A, Class A4, 0.28%, 11/15/13 (a)	1,346	1,335,385
Series 2007-B, Class A4, 0.29%, 4/15/14 (a)	4,345	4,319,536
Series 2007-C, Class A3A, 5.13%, 4/16/12	1,140	1,147,809
Series 2007-C, Class A3B, 0.77%, 4/16/12 (a)	1,981	1,980,820
Capital One Multi-Asset Execution Trust:
Series 2006-C1, Class C, 0.55%, 3/17/14 (a)	3,800	3,766,304
Series 2006-C2, Class C, 0.56%, 6/16/14 (a)	6,365	6,286,784
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	694	693,213
Chase Issuance Trust, Series 2006-C2, Class C, 0.56%, 4/15/13 (a)	7,000	6,991,250
Citibank Credit Card Issuance Trust:
Series 2004-C1, Class C1, 0.91%, 7/15/13 (a)	3,700	3,664,809
Series 2006-C2, Class C2, 5.70%, 5/15/13	6,037	6,167,115
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.67%, 5/25/36 (a)	2,171	2,087,904
Series 2005-4, Class MV1, 0.72%, 10/25/35 (a)	7,160	6,948,438
Series 2006-15, Class A2, 5.68%, 10/25/46 (a)	3,800	3,627,670
Series 2006-22, Class 2A1, 0.31%, 5/25/47 (a)	102	101,483
Series 2006-25, Class 2A1, 0.33%, 6/25/47 (a)	1,864	1,816,844
Series 2007-10, Class 2A1, 0.31%, 6/25/47 (a)	2,183	2,075,330
Series 2007-4, Class A1B, 5.81%, 9/25/37	1,217	1,196,431
Series 2007-5, Class 2A1, 0.36%, 9/25/47 (a)	2,348	2,282,992
Series 2007-6, Class 2A1, 0.36%, 9/25/37 (a)	412	392,577
Series 2007-7, Class 2A1, 0.34%, 10/25/47 (a)	314	303,365
Series 2007-8, Class 2A1, 0.32%, 11/25/37 (a)	3,497	3,248,808
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2, Class A1, 0.41%, 3/25/46 (a)(b)	2,134	2,105,122
Discover Card Master Trust I, Series 2003-4, Class B2, 0.69%, 5/15/13 (a)	4,300	4,296,648
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A3, 0.80%, 9/25/34 (a)	360	339,763
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3, 5.59%, 10/25/29	1,037	961,456

	Par (000)	Value
Asset-Backed Securities (Cont.)
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 1/15/22 (b)	$1,700	$1,711,270
GSAMP Trust, Series 2007-HE2, Class A2A, 0.38%, 3/25/47 (a)	1,675	1,558,418
GSRPM Mortgage Loan Trust, Series 2006-2, Class A1A, 0.40%, 9/25/36 (a)(b)	880	865,078
HSBC Home Equity Loan Trust, Series 2006-2, Class A1, 0.41%, 3/20/36 (a)	4,830	4,512,929
Home Equity Asset Trust, Series 2006-1, Class 2A4, 0.59%, 4/25/36 (a)	3,600	2,993,126
IndyMac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.39%, 4/25/47 (a)	3,653	3,603,070
Lehman XS Trust, Series 2006-GP4, Class 3A1A, 0.33%, 8/25/46 (a)	738	726,051
MBNA Credit Card Master Note Trust:
Series 2004-C1, Class C1, 1.04%, 7/15/13 (a)	4,600	4,597,012
Series 2006-C3, Class C3, 0.55%, 10/15/13 (a)	800	795,834
MBNA Master Credit Card Trust, Series 2001-C, Class C, 7.10%, 9/15/13 (b)	4,525	4,653,160
MASTR Asset Backed Securities Trust:
Series 2006-AM1, Class A2, 0.39%, 1/25/36 (a)	504	497,740
Series 2007-HE1, Class A1, 0.34%, 5/25/37 (a)	1,994	1,927,651
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2B, 0.46%, 12/25/35 (a)	1,244	1,212,894
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.96%, 12/25/34 (a)	2,853	2,811,853
Series 2005-WCW3, Class A2C, 0.64%, 8/25/35 (a)	8,100	7,207,153
Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 0.33%, 2/25/37 (a)	38	38,052
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.53%, 7/25/35 (a)	1,058	1,046,801
Series 2005-EMX3, Class M1, 0.69%, 9/25/35 (a)	1,000	897,616
Series 2006-EMX5, Class A2, 0.38%, 7/25/36 (a)	957	951,977
Series 2006-KS1, Class A3, 0.48%, 2/25/36 (a)	1,559	1,448,365
Series 2006-KS5, Class A2, 0.37%, 7/25/36 (a)	854	852,070
Series 2006-KS7, Class A2, 0.36%, 9/25/36 (a)	626	620,847
Series 2007-KS1, Class A1, 0.32%, 1/25/37 (a)	424	421,973
Series 2007-KS3, Class AI1, 0.37%, 4/25/37 (a)	2,918	2,861,967
Series 2007-KS4, Class A1, 0.36%, 5/25/37 (a)	678	665,755
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, 0.31%, 10/25/36 (a)	1,376	1,347,699
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2, 0.95%, 8/15/13	1,300	1,300,199
Saxon Asset Securities Trust, Series 2005-4, Class A1A, 0.49%, 11/25/37 (a)	2,950	2,718,741
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.55%, 8/25/35 (a)	1,900	1,866,426
Series 2006-OP1, Class A2C, 0.56%, 10/25/35 (a)	4,257	3,786,555
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.52%, 12/25/35 (a)	2,611	2,354,260
Series 2006-EQ1, Class A2, 0.37%, 10/25/36 (a)	2,122	2,076,310
Series 2007-OPT5, Class 2A1, 1.06%, 10/25/37 (a)	176	175,198
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.61%, 2/25/35 (a)(b)	2,360	2,324,757
Series 2005-11, Class A6, 0.48%, 1/25/36 (a)	2,870	2,622,788
Wheels SPV LLC, Series 2009-1, Class A, 1.81%, 3/15/18 (a)(b)	3,561	3,587,016

Total Asset-Backed Securities (10.5%)		206,226,851

96

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense (0.4%)
BE Aerospace, Inc., 6.88%, 10/01/20	$1,900	$1,938,000
L-3 Communications Corp., Series B, 6.38%, 10/15/15	4,843	4,994,344

		6,932,344

Air Freight & Logistics (0.0%)
FedEx Corp., 8.00%, 1/15/19	600	778,979

Automobiles (0.1%)
Daimler Finance North America LLC, 5.88%, 3/15/11	965	987,061
DaimlerChrysler North America Holding Corp., 8.50%, 1/18/31	1,000	1,374,549

		2,361,610

Beverages (0.9%)
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20	6,400	7,224,262
6.38%, 1/15/40	1,400	1,691,715
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,262,346
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,115,068
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,026,081
6.82%, 5/01/18	1,250	1,546,556
PepsiCo, Inc., 5.50%, 1/15/40	2,000	2,290,316

		17,156,344

Biotechnology (0.3%)
Amgen, Inc., 6.40%, 2/01/39	900	1,089,696
Biogen Idec, Inc., 6.88%, 3/01/18	3,500	4,107,015
Genentech, Inc., 4.75%, 7/15/15	625	707,193

		5,903,904

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	800	895,690

Capital Markets (1.3%)
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	2,911,922
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	3,600	4,059,140
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14 (c)	1,400	1,540,634
4.88%, 1/15/15	900	993,654
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,647,492
6.15%, 4/01/18	1,500	1,663,816
7.50%, 2/15/19	1,200	1,427,706
6.75%, 10/01/37 (c)	1,650	1,715,051
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	2,350	2,635,986
Morgan Stanley:
6.00%, 4/28/15	1,400	1,539,208
6.25%, 8/28/17	1,500	1,640,081
5.63%, 9/23/19	2,000	2,082,302
Series F, 5.95%, 12/28/17	850	913,050

		24,770,042

Chemicals (0.1%)
Yara International ASA, 7.88%, 6/11/19 (b)	1,900	2,361,649

Commercial Banks - 2.5%
Abbey National Treasury Services Plc, 3.88%, 11/10/14 (b)	2,500	2,558,753
American Express Bank FSB, 5.55%, 10/17/12	1,800	1,939,345
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (b)	2,800	2,855,944
BNP Paribas/BNP Paribas LLC, 2.13%, 12/21/12	4,000	4,088,352
Credit Suisse New York, 5.30%, 8/13/19	2,400	2,658,780
Deutsche Bank AG/London, 2.38%, 1/11/13	3,500	3,580,364
Enterprise Products Operating LLC, 5.25%, 1/31/20	2,000	2,165,264
HSBC Bank USA NA:
4.88%, 8/24/20	1,400	1,460,200
5.88%, 11/01/34	1,700	1,772,813
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,217,335
6.50%, 9/15/37	1,400	1,570,002
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	908,086
Lloyds TSB Bank Plc, 4.38%, 1/12/15 (b)	2,500	2,560,298
Wachovia Bank NA, 6.00%, 11/15/17	8,500	9,715,355
Wells Fargo & Co., 5.25%, 10/23/12	7,700	8,332,747

		49,383,638

	Par (000)	Value
Corporate Bonds (Cont.)
Commercial Services & Supplies (0.0%)
Iron Mountain, Inc., 8.38%, 8/15/21	$580	$627,125

Communications Equipment (0.3%)
Motorola, Inc., 8.00%, 11/01/11	4,600	4,885,435
Omnicom Group, Inc., 4.45%, 8/15/20	1,100	1,130,902

		6,016,337

Computers & Peripherals (0.1%)
International Business Machines Corp., 7.63%, 10/15/18	2,050	2,723,665

Consumer Finance (0.7%)
American Express Co., 8.13%, 5/20/19	4,800	6,198,744
American Express Credit Co., 2.75%, 9/15/15	2,600	2,616,305
Capital One Financial Corp., 7.38%, 5/23/14	1,600	1,867,763
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	2,500	2,671,450

		13,354,262

Containers & Packaging (0.3%)
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	2,900	3,132,000
Sealed Air Corp.:
7.88%, 6/15/17	840	910,038
6.88%, 7/15/33 (b)	2,000	1,895,410

		5,937,448

Diversified Financial Services (1.5%)
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,655,928
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,511,758
3.70%, 9/01/15	1,000	1,010,290
5.65%, 5/01/18	1,500	1,589,257
5.49%, 3/15/19	1,500	1,527,789
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,546,818
6.38%, 8/12/14	1,400	1,554,666
6.13%, 11/21/17	1,000	1,092,349
8.50%, 5/22/19	1,600	1,978,146
8.13%, 7/15/39	600	757,910
GE Capital Trust I, 6.38%, 11/15/67 (a)	2,000	1,990,000
General Electric Capital Corp.:
4.38%, 9/16/20	4,000	4,014,812
6.75%, 3/15/32	500	555,870
6.88%, 1/10/39	1,000	1,148,395
Genworth Global Funding Trusts, 5.75%, 5/15/13	1,000	1,055,882
JPMorgan Chase & Co., 4.75%, 5/01/13	3,100	3,362,089
SLM Corp., 8.00%, 3/25/20	950	942,712

		30,294,671

Diversified Telecommunication Services (2.0%)
AT&T, Inc.:
4.95%, 1/15/13 (c)	1,500	1,629,957
6.55%, 2/15/39	2,000	2,325,948
5.35%, 9/01/40 (b)	1,231	1,236,799
BellSouth Corp., 6.55%, 6/15/34	2,400	2,683,985
British Telecommunications Plc, 9.88%, 12/15/30	400	556,945

97

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds (Cont.)
Diversified Telecommunication Services (Cont.)
CenturyLink, Inc., 6.15%, 9/15/19	$100	$102,293
France Telecom SA, 7.75%, 3/01/11	3,300	3,396,838
Frontier Communications Corp.:
7.88%, 4/15/15	900	972,000
8.25%, 4/15/17	1,500	1,640,625
Qwest Corp., 8.38%, 5/01/16	3,300	3,902,250
Telecom Italia Capital SA, 7.00%, 6/04/18	1,600	1,837,960
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,928,327
tw telecom holdings, Inc., 8.00%, 3/01/18	2,150	2,252,125
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,721,442
6.90%, 4/15/38	900	1,094,095
8.95%, 3/01/39	500	733,135
7.35%, 4/01/39	1,700	2,182,909
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	2,600	2,743,000
Windstream Corp.:
8.63%, 8/01/16	2,250	2,379,375
7.88%, 11/01/17	1,350	1,407,375

		39,727,383

Electric Utilities (1.5%)
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,118,295
5.88%, 2/01/33	3,500	3,889,683
Duke Energy Corp., 5.05%, 9/15/19	2,000	2,225,390
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,281,995
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,622,667
Northern States Power Co, 5.25%, 7/15/35	2,500	2,723,780
Oncor Electric Delivery Co. LLC, 5.95%, 9/01/13	2,750	3,080,916
Pacific Gas & Electric Co., 5.63%, 11/30/17	1,500	1,739,470
PacifiCorp, 5.50%, 1/15/19	1,300	1,529,615
Progress Energy, Inc., 4.88%, 12/01/19	3,100	3,414,207
Southern Co., 4.15%, 5/15/14	900	975,024

		29,601,042

Electronic Equipment, Instruments & Components (0.0%)
Corning, Inc., 4.25%, 8/15/20	600	629,055

Food & Staples Retailing (0.1%)
The Kroger Co., 6.90%, 4/15/38	400	494,838
Wal-Mart Stores, Inc., 4.88%, 7/08/40	1,700	1,736,286

		2,231,124

Food Products (0.6%)
General Mills, Inc., 5.65%, 2/15/19	1,400	1,639,739
Kellogg Co.:
5.13%, 12/03/12	2,300	2,498,957
4.45%, 5/30/16	100	112,258
Series B, 7.45%, 4/01/31	1,000	1,355,996
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	4,021,376
Mead Johnson Nutrition Co., 4.90%, 11/01/19	2,400	2,639,594

		12,267,920

Health Care Equipment & Supplies (0.2%)
Covidien International Finance SA, 6.55%, 10/15/37	1,600	1,999,314
Hospira, Inc., 5.60%, 9/15/40	300	310,666
Zimmer Holdings, Inc., 4.63%, 11/30/19	1,450	1,562,611

		3,872,591

	Par (000)	Value
Corporate Bonds (Cont.)
Health Care Providers & Services (0.5%)
AmerisourceBergen Corp., 4.88%, 11/15/19	$900	$972,447
DaVita, Inc.:
6.63%, 3/15/13	1,765	1,793,681
7.25%, 3/15/15	3,510	3,643,819
Express Scripts, Inc., 6.25%, 6/15/14	2,200	2,525,827

		8,935,774

Hotels, Restaurants & Leisure (0.8%)
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,245,203
5.70%, 2/01/39	1,100	1,267,373
4.88%, 7/15/40	1,600	1,660,294
Wyndham Worldwide Corp., 6.00%, 12/01/16	2,350	2,451,576
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,179,312
6.25%, 3/15/18	2,500	2,982,490
3.88%, 11/01/20	1,500	1,497,971
6.88%, 11/15/37	2,100	2,510,968

		15,795,187

Household Durables (0.0%)
Stanley Black & Decker, Inc., 5.20%, 9/01/40	600	600,880

Independent Power Producers & Energy Traders (0.0%)
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	501,582

Industrial Conglomerates (0.2%)
Tyco International Finance SA, 8.50%, 1/15/19	2,400	3,181,015

Insurance (0.9%)
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	5,250	5,801,812
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	442,441
9.25%, 4/15/19 (c)	2,300	3,014,992
Metropolitan Life Global Funding I, 2.50%, 1/11/13 (b)	2,500	2,559,875
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (b)	2,700	3,136,468
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,867,756
7.38%, 6/15/19	1,000	1,218,150

		18,041,494

Internet & Catalog Retail (0.2%)
Expedia, Inc., 5.95%, 8/15/20 (b)	3,100	3,134,875

IT Services (0.1%)
International Business Machines Corp., 5.60%, 11/30/39	1,600	1,841,187

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	1,600	1,688,090

Machinery (0.2%)
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,466,224

Media (2.1%)
CSC Holdings, Inc., 7.63%, 7/15/18	4,400	4,741,000
Comcast Corp., 5.70%, 5/15/18	7,050	8,069,585
DirecTV Holdings LLC, 5.20%, 3/15/20	5,600	6,061,350

98

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds (Cont.)
Media (Cont.)
DISH DBS Corp.:
6.38%, 10/01/11	$500	$517,500
7.13%, 2/01/16	1,200	1,261,500
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,352,000
5.88%, 10/01/19	1,500	1,702,478
Discovery Communications LLC, 6.35%, 6/01/40	1,900	2,122,682
NBC Universal, Inc., 6.40%, 4/30/40 (b)	500	543,044
News America, Inc., 5.65%, 8/15/20 (c)	1,400	1,612,677
TCM Mobile LLC, 3.55%, 1/15/15 (b)	1,600	1,669,235
Time Warner, Inc.:
7.70%, 5/01/32	500	624,810
6.20%, 3/15/40	600	653,639
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,411,021
5.63%, 9/15/19	800	911,965
6.88%, 4/30/36	2,700	3,169,760

		40,424,246

Metals & Mining (0.8%)
Barrick Australian Finance Pty Ltd., 5.95%, 10/15/39	400	453,800
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	2,200	2,455,750
Rio Tinto Finance USA Ltd., 9.00%, 5/01/19	5,300	7,396,049
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,142,458
6.88%, 11/10/39	2,100	2,406,518
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,037,581

		14,892,156

Multi-Utilities (0.4%)
Dominion Resources, Inc., 6.40%, 6/15/18	4,050	4,937,687
PSEG Power LLC, 6.95%, 6/01/12	2,300	2,519,533

		7,457,220

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	1,300	1,267,349
Apache Corp., 5.10%, 9/01/40	700	704,236
BP Capital Markets Plc, 3.13%, 10/01/15	700	703,677
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	589,611
EnCana Corp., 6.50%, 5/15/19 (c)	400	489,634
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,520,639
9.00%, 4/15/19	800	1,025,088
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,674,462
5.75%, 3/01/35	1,500	1,543,822
LINN Energy LLC FIN Corp., 8.63%, 4/15/20 (b)	3,200	3,392,000
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,214,090
6.88%, 1/20/40	1,270	1,453,822
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,457,301
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19 (c)	600	761,527
5.75%, 1/15/20	3,000	3,312,780
6.70%, 5/15/36	1,000	1,092,302
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,640,594
3.80%, 10/01/20	4,200	4,292,257
7.63%, 1/15/39	600	800,120
Williams Partners LP, 3.80%, 2/15/15	800	841,786

		40,777,097

	Par (000)	Value
Corporate Bonds (Cont.)
Paper & Forest Products (0.1%)
International Paper Co., 9.38%, 5/15/19 (c)	$1,600	$2,075,658

Pharmaceuticals (0.6%)
Abbott Laboratories, 5.30%, 5/27/40	1,400	1,519,354
AstraZeneca Plc, 6.45%, 9/15/37	1,500	1,888,471
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	3,300	4,102,121
Johnson & Johnson, 4.50%, 9/01/40	1,800	1,820,648
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,846,883

		11,177,477

Real Estate Investment Trusts (REITs) (0.3%)
Digital Realty Trust LP, 5.88%, 2/01/20 (b)	2,800	2,976,744
Simon Property Group LP, 5.65%, 2/01/20	2,800	3,121,776

		6,098,520

Road & Rail (0.3%)
CSX Corp., 5.75%, 3/15/13	2,600	2,864,628
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,272,879
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,562,273

		5,699,780

Software (0.1%)
Oracle Corp.:
5.25%, 1/15/16	1,500	1,744,665
5.75%, 4/15/18	550	653,959

		2,398,624

Specialty Retail (0.4%)
Limited Brands, Inc., 8.50%, 6/15/19	4,000	4,650,000
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,496,944

		8,146,944

Thrifts & Mortgage Finance (0.0%)
Countrywide Home Loans, Inc., 4.00%, 3/22/11	800	812,663

Tobacco (0.9%)
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,722,406
9.25%, 8/06/19	1,100	1,474,507
9.95%, 11/10/38	1,200	1,729,134
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,415,173
5.65%, 5/16/18	1,300	1,522,048
6.38%, 5/16/38	1,500	1,848,615
Reynolds American, Inc., 0.99%, 6/15/11 (a)	5,060	5,065,657

		17,777,540

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV, 5.00%, 3/30/20	2,800	3,019,904
American Tower Corp., 5.05%, 9/01/20	2,300	2,355,651
Vodafone Group Plc, 5.63%, 2/27/17	950	1,087,133

		6,462,688

Total Corporate Bonds (24.4%)		479,213,744

99

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19	$7,600	$8,911,000
5.63%, 1/07/41	1,500	1,646,250
Indonesia Government International Bond, 5.88%, 3/13/20 (b)	1,800	2,076,840
Peruvian Government International Bond, 7.13%, 3/30/19 (c)	1,900	2,379,750
Republic of Turkey, 7.50%, 11/07/19	2,000	2,460,000
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,567,250
5.50%, 3/09/20	2,000	2,235,000

Total Foreign Agency Obligations (1.1%)		22,276,090

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (3.0%)
Arran Residential Mortgages Funding Plc, Series 2010-1A, Class A1C, 1.58%, 5/16/47 (a)(b)	3,900	3,900,000
Banc of America Funding Corp., Series 2006-G, Class 2A2, 0.34%, 7/20/36 (a)	2,008	1,997,409
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.00%, 2/25/21	1,876	1,823,158
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1, 5.97%, 8/25/36 (a)	1,397	1,390,358
Series 2006-OA2, Class A2A, 0.41%, 5/20/46 (a)	279	272,280
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13, Class 1A1, 5.50%, 8/25/34	2,940	3,005,999
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6, 6.00%, 8/25/36	1,434	1,460,904
Fosse Master Issuer Plc, Series 2006-1A, Class A2, 0.58%, 10/18/54 (a)(b)	3,285	3,276,948
Gracechurch Mortgage Financing Plc, Series 2006-1, Class A4, 0.40%, 11/20/56 (a)(b)	—	—
Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 0.36%, 9/25/46 (a)	514	498,091
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.65%, 8/25/35 (a)	1,638	1,545,489
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.61%, 7/15/21 (a)	4,200	4,158,685
Permanent Financing Plc, Series 9A, Class 3A, 0.39%, 6/10/33 (a)(b)	7,100	7,068,150
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1, 0.46%, 9/25/47 (a)	5,056	5,016,366
Thornburg Mortgage Securities Trust:
Series 2007-1, Class A2B, 0.36%, 3/25/37 (a)	4,561	4,406,666
Series 2007-2, Class A1, 0.39%, 6/25/37 (a)	833	798,069
Series 2007-2, Class A3A, 0.39%, 6/25/37 (a)	10,525	10,325,650
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1, 0.51%, 11/25/45 (a)	1,456	1,441,705
Series 2005-AR15, Class A1C2, 0.64%, 11/25/45 (a)	1,205	1,189,015
Series 2005-AR17, Class A1B1, 0.51%, 12/25/45 (a)	218	218,020
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A2, 5.37%, 8/25/35 (a)	4,386	4,440,087

		58,233,049

Commercial Mortgage-Backed Securities (5.0%)
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A2, 4.18%, 11/10/41	6	5,773
Series 2006-2, Class A4, 5.93%, 5/10/45 (a)	3,245	3,559,324
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,072,392
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.29%, 12/10/49 (a)	2,500	2,682,773
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 2/15/34	1,994	1,997,596
Series 2001-CK3, Class A4, 6.53%, 6/15/34	3,249	3,301,311
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	2,013,600
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, 9/15/35	96	95,685

	Par (000)	Value
Non-Agency Mortgage-Backed Securities (Cont.)
Commercial Mortgage-Backed Securities (Cont.)
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	$1,000	$1,078,260
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A2, 6.04%, 11/15/35	634	636,344
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	4,900	5,178,335
Series 2004-CBX, Class A3, 4.18%, 1/12/37	1,800	1,799,305
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	6,500	6,613,366
Series 2007-CB19, Class A3, 5.93%, 2/12/49 (a)	4,300	4,626,671
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,658	9,863,589
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%, 11/15/27	3,911	3,967,508
Series 2004-C4, Class A2, 4.57%, 6/15/29 (a)	4,360	4,398,016
Series 2006-C1, Class A4, 5.16%, 2/15/31	2,800	3,045,529
Series 2006-C7, Class A2, 5.30%, 11/15/38	6,600	6,799,084
Series 2006-C7, Class A3, 5.35%, 11/15/38	2,000	2,139,998
Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)	5,700	5,946,744
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	4,973	5,010,770
Series 2006-3, Class A1, 4.71%, 7/12/46 (a)	159	159,041
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class A1, 5.53%, 5/12/39 (a)	813	814,856
Series 2006-C2, Class A1, 5.60%, 8/12/43	310	310,723
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,100	7,516,237
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%, 1/15/45 (a)	5,700	6,151,240
Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000	6,231,370

		99,015,440

Total Non-Agency Mortgage-Backed Securities (8.0%)		157,248,489

Preferred Securities
Capital Trusts
Insurance (0.3%)
AON Corp., 8.21%, 1/01/27	1,700	1,831,650
Chubb Corp.:
6.00%, 5/11/37	800	919,528
6.38%, 3/29/67 (a)	2,550	2,511,750
The Travelers Cos., Inc.:
6.25%, 3/15/37 (a)	500	480,000
6.25%, 6/15/37	1,000	1,184,670

		6,927,598

Total Capital Trusts (0.3%)		6,927,598

	Shares
Trust Preferred (0.2%)
Diversified Financial Services (0.2%)
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	3,500	3,593,359

Total Preferred Securities (0.5%)		10,520,957

	Par (000)
Taxable Municipal Bonds
State of California, 7.63%, 3/01/40	900	989,892
State of Illinois, 2.77%, 1/01/12	5,200	5,242,692

Total Taxable Municipal Bonds (0.3%)		6,232,584

100

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations (4.1%)
Fannie Mae:
1.25%, 6/22/12	$13,100	$13,268,505
1.50%, 6/26/13	13,000	13,254,059
1.75%, 2/22/13 (c)	10,000	10,254,480
2.38%, 7/28/15 (c)	5,000	5,194,995
4.38%, 10/15/15 (c)	9,300	10,547,763
6.63%, 11/15/30 (c)	1,800	2,476,350
Federal Home Loan Banks:
4.88%, 5/17/17 (c)	2,900	3,397,953
5.00%, 11/17/17 (c)	3,300	3,909,018
5.38%, 5/18/16 (c)	5,000	5,968,185
Freddie Mac:
4.75%, 11/17/15	7,000	8,091,293
5.13%, 11/17/17 (c)	2,800	3,322,514

		79,685,115

Interest Only Collateralized Mortgage Obligations (0.0%)
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	1,077	31,321
Series 3003, Class BI, 5.00%, 12/15/34	678	20,244
Series 3016, Class PI, 5.50%, 5/15/29	291	5,643

		57,208

Mortgage-Backed Securities (76.4%)
Fannie Mae Mortgage Backed Securities:
2.59%, 5/01/33 (a)	4,779	4,995,668
2.61%, 8/01/33	3,357	3,512,844
3.21%, 1/01/35 (a)	1,986	2,086,142
3.35%, 4/01/40 (a)	876	915,950
3.50%, 10/01/40 (d)	27,000	27,852,131
4.00%, 8/01/25 - 10/01/40 (d)	235,525	242,814,160
4.50%, 4/01/35 - 10/01/40 (d)	295,086	307,829,991
5.00%, 1/01/18 - 10/01/40 (d)	148,171	156,578,934
5.13%, 1/01/36 (a)	2,276	2,373,512
5.50%, 9/01/19 - 10/01/40 (d)	232,061	247,393,329
6.00%, 11/01/22 - 8/01/38	145,445	156,628,681
6.50%, 7/01/32 - 10/01/40 (d)	22,945	25,372,011
Freddie Mac Mortgage Backed Securities:
2.58%, 10/01/33 (a)	1,903	1,968,027
3.37%, 2/01/40 (a)	5,476	5,725,001
4.00%, 4/01/40 - 10/01/40 (d)	21,756	22,523,038
4.50%, 8/01/20 - 10/01/40 (d)	51,256	53,498,121
4.57%, 4/01/38 (a)	10,041	10,577,438
5.00%, 10/01/20 - 10/01/40 (d)	46,261	48,727,816
5.50%, 12/01/27 - 8/01/38	23,895	25,475,762
6.00%, 12/01/28 - 10/01/40 (d)	23,195	25,056,380
6.24%, 11/01/36 (a)	3,268	3,480,570
6.50%, 5/01/21 - 1/01/36	4,846	5,359,250
Ginnie Mae Mortgage Backed Securities:
4.00%, 10/01/40 (d)	2,000	2,067,813
4.50%, 7/15/39 - 10/01/40 (d)	38,106	40,175,191
5.00%, 9/15/39 - 10/01/40 (d)	37,352	40,016,329
5.50%, 6/15/34 - 10/01/40 (d)	20,917	22,516,469
6.00%, 10/01/40 (d)	16,000	17,362,500

		1,502,883,058

Total U.S. Government Sponsored Agency Securities (80.5%)		1,582,625,381

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29 (e)	$700	$973,984
6.25%, 5/15/30	22,400	31,699,494
4.38%, 5/15/40	23,100	25,944,303
U.S. Treasury Notes:
4.00%, 2/15/14 (e)	1,350	1,496,285
3.50%, 5/15/20 (c)	40,900	44,395,723

Total U.S. Treasury Obligations (5.3%)		104,509,789

Total Long-Term Investments
(Cost - $ 2,480,882,478) (130.6%)		2,568,853,885

	Shares	Value
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (f)(g)(h)	566,993,938	566,993,938
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (f)(g)(h)	14,135,588	14,135,588

Total Money Market Funds
(Cost - $581,129,526) (29.5%)		581,129,526

Total Investments Before TBA Sale Commitments
(Cost - $3,062,012,004*) (160.1%)		3,149,983,411

	Par (000)	Value
TBA Sale Commitments (d)
Fannie Mae Mortgage Backed Securities:
3.50%, 10/01/2040	$54,000	(54,944,942)
4.00%, 8/01/2025 - 10/01/2040	309,000	(318,165,000)
4.50%, 4/01/2035 - 10/01/2040	202,000	(210,395,625)
5.00%, 1/01/2018 - 10/01/2040	79,000	(83,159,844)
5.50%, 9/01/2019 - 10/01/2040	158,000	(167,949,063)
6.00%, 11/01/2022 - 08/01/2038	110,000	(118,146,824)

Total TBA Sale Commitments
(Proceeds - $953,820,698) (-48.4%)		(952,761,298)

Total Investments Net of Outstanding TBA Sale Commitments (111.7%)		2,197,222,113
Liabilities in Excess of Other Assets (–11.7%)		(229,831,872)

Net Assets (100.0%)		$1,967,390,241

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,108,423,615

Gross unrealized appreciation	$90,643,998
Gross unrealized depreciation	(1,845,500)

Net unrealized appreciation	$88,798,498

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

101

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$39,167,656	$195,346
Citigroup Global	225,962,370	(42,498)
Credit Suisse Securities LLC	14,426,406	48,594
Deutsche Bank Securities, Inc.	(132,055,625)	75,289
Goldman Sachs & Co.	51,312,208	(145,008)
JPMorgan Securities, Ltd.	6,640,860	(108,381)
Morgan Stanley Capital Services, Inc.	5,254,072	155,323
Nomura Securities	(25,511,250)	48,750
RBS Securities LLC	(48,332,792)	(7,008)
UBS Securities LLC	20,845,000	738

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	337,863,503	229,130,435	[1]	—	566,993,938	$566,993,938	$—	$799,999
BlackRock Cash Funds: Prime, SL Agency Shares	9,006,982	5,128,606	[1]	—	14,135,588	14,135,588	—	15,652

[1]	Represents net activity.

(g)	Represents the current yield as of report date.

(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

41	2-Year U.S. Treasury Notes	Chicago	December 2010	$8,998,859	$3,767
920	5-Year U.S. Treasury Notes	Chicago	December 2010	111,197,813	167,332
1,319	10-Year U.S. Treasury Notes	Chicago	December 2010	166,255,828	644,875
50	30-Year U.S. Treasury Bonds	Chicago	December 2010	6,685,938	1,469
356	Ultra Long U.S. Treasury Bonds	Chicago	December 2010	50,296,125	(120,260)

Total					$697,183

102

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

·	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
3.32%(a)	3-month LIBOR	Deutsche Bank AG	August 2040	$14,900	$(190,004)

(a)	Pays floating interest rate and receives fixed rate.

·	Credit default swaps on single-name issues – buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$186,738

·	Credit default swaps on traded indexes – sold protection outstanding as of September 30, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX North America High Yield	5.00%	UBS AG	June 2015	B	$29,000	$(419,776)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

• Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1—price quotations in active markets/exchanges for identical assets and liabilities

• Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

103

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010

(Unaudited)

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	$—	$206,226,851	$—	$206,226,851
Corporate Bonds	—	479,213,744	—	479,213,744
Foreign Agency Obligations	—	22,276,090	—	22,276,090
Non-Agency Mortgage-Backed Securities	—	157,248,489	—	157,248,489
Preferred Securities	—	10,520,957	—	10,520,957
Taxable Municipal Bonds	—	6,232,584	—	6,232,584
U.S. Government Sponsored Agency Securities	—	1,582,625,381	—	1,582,625,381
U.S. Treasury Obligations	—	104,509,789	—	104,509,789
Short-Term Securities:
Money Market Funds	581,129,526	—	—	581,129,526

	581,129,526	2,568,853,885	—	3,149,983,411

Liabilities:
TBA Sale Commitments	—	(952,761,298)	—	(952,761,298)

	—	(952,761,298)	—	(952,761,298)

Total	$581,129,526	$1,616,092,587	$—	$2,197,222,113

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	$—	$186,738	$—	$186,738
Interest rate contracts	697,183	—	—	697,183
Liabilities:
Credit contracts	—	(419,776)	—	(419,776)
Interest rate contracts	—	(190,004)	—	(190,004)

Total	$697,183	$(423,042)	$—	$274,141

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

[Assets/Liabilities:]	Asset-Backed Securities	Collateralized Mortgage Obligations	Mortgage - Backed Securities	Total

Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	173,018	20,255	(28,231)	165,042
Net change in unrealized appreciation/depreciation	(13,127)	(20,598)	108,108	74,383
Purchases	3,637,145	—	—	3,637,145
Sales	(11,070,064)	(771,653)	(18,187,978)	(30,029,695)
Transfers in2	—	—	—	—
Transfers out[2]	(1,558,418)	(1,823,157)	(3,533,543)	(6,915,118)

Balance, as of September 30, 2010	$—	$—	$—	$—

[2]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

104

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date November 24th, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date November 24th, 2010

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer
Date November 24th, 2010